UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item  1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS - 100.3%

Austria - 1.1%
Andritz AG	153	$8,331
Erste Group Bank AG*	318	9,422
EVN AG	241	2,859
Oesterreichische Post AG*	128	4,534
OMV AG	363	10,451
Telekom Austria AG*	365	2,061
UNIQA Insurance Group AG	564	3,667
Verbund AG	312	5,207
Voestalpine AG	215	7,442

Total Austria		53,974

Belgium - 6.3%
Ackermans & van Haaren N.V.	12	1,591
Ageas	245	8,939
Anheuser-Busch InBev N.V.	1,588	208,084
Bekaert S.A.	100	4,572
bpost S.A.	404	10,935
Cie d’Entreprises CFE	39	4,288
Cofinimmo S.A.	44	5,474
Colruyt S.A.	152	8,431
D’ieteren S.A./N.V.	64	2,981
Elia System Operator S.A./N.V.	79	4,039
Euronav N.V.	597	4,570
Melexis N.V.	40	2,872
Proximus SADP	449	13,414
Solvay S.A.	124	14,346
UCB S.A.	53	4,100
Umicore S.A.	112	7,027
Warehouses De Pauw CVA	27	2,680

Total Belgium		308,343

Finland - 5.0%
Amer Sports Oyj	50	1,530
Cargotec Oyj Class B	48	2,204
Elisa Oyj	204	7,526
Fortum Oyj	2,210	35,714
Huhtamaki Oyj	92	4,287
Kemira Oyj	198	2,681
Kesko Oyj Class B	124	5,713
Kone Oyj Class B	532	27,005
Konecranes Oyj	126	4,466
Metso Oyj	244	7,121
Neste Oyj	294	12,535
Nokia Oyj	9,383	54,410
Nokian Renkaat Oyj	195	7,111
Orion Oyj Class B	168	6,625
Sampo Oyj Class A	801	35,647
Stora Enso Oyj Class R	521	4,628
Tieto Oyj	74	2,337
UPM-Kymmene Oyj	744	15,719
Valmet Oyj	184	2,769
Wartsila Oyj Abp	190	8,556

Total Finland		248,584

France - 25.9%
Accor S.A.	125	4,960
Aeroports de Paris	53	5,258
Air Liquide S.A.	186	19,952
Airbus Group SE	593	35,880
Alten S.A.	32	2,238
Amundi S.A.(a)	206	10,765
Arkema S.A.	56	5,186
Atos SE	36	3,881
AXA S.A.	2,323	49,445
BNP Paribas S.A.	1,259	64,758
Bollore S.A.	870	3,026
Bouygues S.A.	231	7,657
Bureau Veritas S.A.	284	6,094
Capgemini S.A.	68	6,662
Carrefour S.A.	312	8,087
Casino Guichard Perrachon S.A.	143	6,958
Christian Dior SE	103	18,468
Cie de Saint-Gobain	387	16,731
Cie Generale des Etablissements Michelin	128	14,163
CNP Assurances	940	15,798
Coface S.A.	126	913
Credit Agricole S.A.	3,979	39,252
Danone S.A.	376	27,909
Dassault Systemes	64	5,555
Edenred	271	6,339
Eiffage S.A.	32	2,487
Electricite de France S.A.	3,918	47,685
Engie S.A.(b)	3,229	50,040
Essilor International S.A.	56	7,225
Euler Hermes Group	94	7,995
Eurazeo S.A.	57	3,308
Fonciere Des Regions	42	3,916
Gaztransport Et Technigaz S.A.(b)	59	1,705
Groupe Eurotunnel SE Registered Shares	127	1,375
Havas S.A.	253	2,139
Hermes International	26	10,584
ICADE	76	5,930
Imerys S.A.	64	4,624
JCDecaux S.A.	92	2,976
Kering	76	15,335
Klepierre	243	11,142
L’Oreal S.A.	242	45,716
Legrand S.A.	122	7,195
LVMH Moet Hennessy Louis Vuitton SE	259	44,184
Metropole Television S.A.	188	3,393
Natixis S.A.	5,441	25,369
Nexity S.A.*	84	4,436
Orange S.A.	2,110	33,031
Pernod Ricard S.A.	85	10,063
Plastic Omnium S.A.	49	1,626
Publicis Groupe S.A.	122	9,230
Remy Cointreau S.A.	28	2,390
Renault S.A.	146	12,000
Rexel S.A.	276	4,232
Rubis SCA	25	2,293
Safran S.A.	200	14,385
Sanofi	1,064	80,879
Schneider Electric SE	480	33,477
SCOR SE	291	9,049
SEB S.A.	28	3,952
Societe BIC S.A.	48	7,101
Societe Generale S.A.	969	33,518
Sodexo S.A.	84	10,006
SPIE S.A.	128	2,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

September 30, 2016

Investments	Shares	Value
Suez	322	$5,318
Tarkett S.A.	52	2,102
Technip S.A.	127	7,803
Teleperformance	28	2,987
Television Francaise 1	87	844
Thales S.A.	116	10,688
TOTAL S.A.(b)	2,935	139,092
Unibail-Rodamco SE	73	19,689
Valeo S.A.	98	5,719
Veolia Environnement S.A.	205	4,723
Vicat S.A.	45	2,907
Vinci S.A.	387	29,626
Vivendi S.A.	3,792	76,493
Wendel S.A.	24	2,804

Total France		1,275,269

Germany - 25.6%
Aareal Bank AG	84	2,774
adidas AG	114	19,793
Allianz SE Registered Shares	648	96,198
AURELIUS Equity Opportunities SE & Co. KGaA	40	2,525
Aurubis AG	36	2,018
Axel Springer SE	103	5,276
BASF SE	1,179	100,843
Bayer AG Registered Shares	703	70,653
Bayerische Motoren Werke AG	841	70,704
Bechtle AG	20	2,315
Beiersdorf AG	70	6,604
Bertrandt AG	18	1,962
Brenntag AG	89	4,861
Carl Zeiss Meditec AG Bearer Shares	64	2,448
Celesio AG	289	8,378
Commerzbank AG	1,343	8,660
Continental AG	93	19,560
Covestro AG(a)	80	4,732
Daimler AG Registered Shares	1,837	129,460
Deutsche Boerse AG*	164	13,297
Deutsche Lufthansa AG Registered Shares	566	6,300
Deutsche Post AG Registered Shares	1,251	39,111
Deutsche Telekom AG Registered Shares	4,844	81,220
Deutsche Wohnen AG Bearer Shares	248	9,017
DMG MORI AG	60	2,922
Drillisch AG(b)	88	4,274
Duerr AG	35	2,939
E.ON SE	3,494	24,792
ElringKlinger AG	53	940
Evonik Industries AG	636	21,510
Fielmann AG	49	3,995
Fraport AG Frankfurt Airport Services Worldwide	22	1,204
Freenet AG	121	3,539
Fresenius Medical Care AG & Co. KGaA	85	7,428
Fresenius SE & Co. KGaA	147	11,731
Fuchs Petrolub SE	48	1,961
GEA Group AG	128	7,107
Hamburger Hafen und Logistik AG	151	2,297
Hannover Rueck SE	200	21,429
HeidelbergCement AG	66	6,237
Hella KGaA Hueck & Co.	112	4,438
Henkel AG & Co. KGaA	136	15,834
Hochtief AG	75	10,582
Hugo Boss AG	133	7,357
Infineon Technologies AG	480	8,566
K+S AG Registered Shares(b)	296	5,617
KION Group AG	52	3,367
Krones AG	10	973
LANXESS AG	36	2,237
LEG Immobilien AG*	64	6,127
Linde AG	151	25,675
MAN SE	131	13,815
Merck KGaA	93	10,024
METRO AG	337	10,032
MTU Aero Engines AG	18	1,822
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	217	40,482
NORMA Group SE	39	2,007
OSRAM Licht AG	76	4,463
ProSiebenSat.1 Media SE	193	8,268
Rheinmetall AG	22	1,532
SAP SE	603	54,836
Siemens AG Registered Shares	1,026	120,145
Software AG	58	2,458
STADA Arzneimittel AG	56	3,113
Suedzucker AG	122	3,391
Symrise AG	35	2,566
Talanx AG	424	12,934
Telefonica Deutschland Holding AG	5,507	22,162
ThyssenKrupp AG	113	2,695
TUI AG	742	10,578
United Internet AG Registered Shares	22	974
Volkswagen AG	24	3,483
Wacker Chemie AG	38	3,203
Wacker Neuson SE	94	1,370

Total Germany		1,260,140

Ireland - 0.7%
C&C Group PLC	338	1,402
CRH PLC	621	20,772
Glanbia PLC	119	2,290
Kerry Group PLC Class A	35	2,917
Paddy Power Betfair PLC	20	2,263
Smurfit Kappa Group PLC	216	4,831

Total Ireland		34,475

Italy - 10.0%
A2A SpA	2,749	3,883
ACEA SpA	154	1,937
Anima Holding SpA(a)	397	1,941
Assicurazioni Generali SpA	2,786	34,002
Atlantia SpA	922	23,406
Azimut Holding SpA	88	1,295
Banca Generali SpA	165	3,167
Banca Mediolanum SpA	1,087	7,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

September 30, 2016

Investments	Shares	Value
Banca Popolare dell’Emilia Romagna SC	881	$3,279
Banca Popolare di Sondrio SCARL	1,423	3,982
Banco Popolare SC	447	1,053
Brembo SpA	56	3,342
Davide Campari-Milano SpA	320	3,607
De’ Longhi SpA	142	3,437
DiaSorin SpA	40	2,571
Enel SpA	13,641	60,828
Eni SpA	6,713	96,715
FinecoBank Banca Fineco SpA	356	2,062
Hera SpA	1,635	4,406
Industria Macchine Automatiche SpA	52	3,454
Infrastrutture Wireless Italiane SpA(a)	668	3,287
Intesa Sanpaolo SpA	29,282	64,959
Intesa Sanpaolo SpA RSP	2,099	4,397
Iren SpA	2,290	3,943
Luxottica Group SpA	252	12,042
MARR SpA	116	2,326
Mediobanca SpA	1,345	8,752
Moncler SpA	85	1,451
Parmalat SpA	440	1,166
Poste Italiane SpA(a)	2,021	13,866
Prysmian SpA	200	5,241
Recordati SpA	196	6,302
Salvatore Ferragamo SpA	171	4,343
Saras SpA	3,206	5,098
Snam SpA	5,655	31,369
Societa Cattolica di Assicurazioni SCRL	659	3,688
Societa Iniziative Autostradali e Servizi SpA	170	1,624
Telecom Italia SpA RSP*	4,983	3,382
Terna Rete Elettrica Nazionale SpA	2,521	12,998
UniCredit SpA	8,345	19,431
Unione di Banche Italiane SpA(b)	929	2,140
Unipol Gruppo Finanziario SpA	1,960	5,004
UnipolSai SpA	6,074	9,884

Total Italy		492,267

Netherlands - 6.7%
Aalberts Industries N.V.	42	1,433
ABN AMRO Group N.V. CVA(a)	693	14,345
Aegon N.V.	3,896	14,935
Akzo Nobel N.V.	195	13,212
Arcadis N.V.	106	1,526
ASM International N.V.	60	2,455
ASML Holding N.V.	164	18,005
BE Semiconductor Industries N.V.	79	2,699
Boskalis Westminster	88	3,135
Flow Traders(a)	104	3,165
Gemalto N.V.	31	1,989
GrandVision N.V.(a)	123	3,421
Heineken Holding N.V.	181	14,519
Heineken N.V.	302	26,577
ING Groep N.V.	7,336	90,604
Koninklijke Ahold Delhaize N.V.	866	19,746
Koninklijke DSM N.V.	213	14,400
Koninklijke KPN N.V.	3,144	10,441
Koninklijke Philips N.V.	1,068	31,662
Koninklijke Vopak N.V.	104	5,460
NN Group N.V.	574	17,642
Randstad Holding N.V.	82	3,737
Wolters Kluwer N.V.	308	13,186

Total Netherlands		328,294

Portugal - 1.1%
CTT-Correios de Portugal S.A.	185	1,247
EDP - Energias de Portugal S.A.	6,178	20,752
Galp Energia, SGPS, S.A.	1,040	14,218
Jeronimo Martins, SGPS, S.A.	504	8,742
Navigator Co. S.A. (The)	948	2,727
NOS, SGPS S.A.	688	4,683

Total Portugal		52,369

Spain - 15.9%
Abertis Infraestructuras S.A.	1,241	19,330
Acciona S.A.	42	3,175
Acerinox S.A.	380	5,028
ACS Actividades de Construccion y Servicios S.A.	485	14,662
Almirall S.A.	141	2,169
Amadeus IT Group S.A.	261	13,044
Atresmedia Corp. de Medios de Comunicacion S.A.	269	2,951
Banco Bilbao Vizcaya Argentaria S.A.	13,260	80,200
Banco de Sabadell S.A.	8,458	10,836
Banco Santander S.A.	22,048	97,797
Bankia S.A.	22,467	18,431
Bankinter S.A.	374	2,661
Bolsas y Mercados Espanoles SHMSF S.A.	219	6,508
CaixaBank S.A.	12,732	32,179
Cia de Distribucion Integral Logista Holdings S.A.	142	3,169
Distribuidora Internacional de Alimentacion S.A.	674	4,174
Ebro Foods S.A.	220	5,118
EDP Renovaveis S.A.	341	2,738
Enagas S.A.	351	10,562
Endesa S.A.	1,471	31,541
Ferrovial S.A.	733	15,610
Gas Natural SDG S.A.	1,648	33,883
Grifols S.A.	150	3,233
Grupo Catalana Occidente S.A.	91	2,705
Iberdrola S.A.	9,088	61,810
Industria de Diseno Textil S.A.	1,885	69,906
Mapfre S.A.	6,815	19,070
Mediaset Espana Comunicacion S.A.	427	5,063
Obrascon Huarte Lain S.A.(b)	423	1,698
Prosegur Cia de Seguridad S.A.	640	4,474
Red Electrica Corp. S.A.	720	15,540
Repsol S.A.	3,113	42,243
Sacyr S.A.*	1,948	4,111
Telefonica S.A.	13,430	136,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

September 30, 2016

Investments	Shares	Value
Zardoya Otis S.A.	289	$2,780

Total Spain		784,459

Switzerland - 0.3%
STMicroelectronics N.V.	1,941	15,815

United Kingdom - 1.7%
CNH Industrial N.V.	1,074	7,688
Unilever N.V. CVA	1,654	76,349

Total United Kingdom		84,037

TOTAL COMMON STOCKS (Cost: $4,604,535)		4,938,026

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%

United States - 4.1%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c) (Cost: $203,885)(d)	203,885	203,885

TOTAL INVESTMENTS IN SECURITIES - 104.4% (Cost: $4,808,420)		5,141,911
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.4)%		(217,454)

NET ASSETS - 100.0%		$4,924,457

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.
(d)	At September 30, 2016, the total market value of the Fund’s securities on loan was $193,944 and the total market value of the collateral held by the Fund was $203,885.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
10/4/2016	EUR	355,117	USD	396,078	$(3,002)
10/4/2016	EUR	466,109	USD	519,850	(3,963)
10/4/2016	EUR	466,097	USD	519,850	(3,950)
10/4/2016	EUR	466,104	USD	519,850	(3,958)
10/4/2016	EUR	466,129	USD	519,850	(3,985)
10/4/2016	USD	20,807	EUR	18,457	(65)
10/4/2016	USD	515,480	EUR	458,682	(13)
10/4/2016	USD	515,480	EUR	458,694	—
10/4/2016	USD	392,751	EUR	349,492	8
10/4/2016	USD	515,480	EUR	458,747	60
10/4/2016	USD	515,480	EUR	458,694	—
11/2/2016	EUR	458,219	USD	515,653	(9)
11/2/2016	EUR	349,145	USD	392,883	(32)
11/2/2016	EUR	458,241	USD	515,653	(34)
11/2/2016	EUR	458,305	USD	515,653	(106)
11/2/2016	EUR	458,229	USD	515,653	(21)

					$(19,070)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

Australia - 7.5%
AGL Energy Ltd.	20,369	$296,940
Amcor Ltd.	24,310	281,839
Ansell Ltd.	3,504	61,619
Aristocrat Leisure Ltd.	15,990	193,457
Asaleo Care Ltd.	48,206	58,655
ASX Ltd.	5,256	193,707
Aurizon Holdings Ltd.	53,899	193,857
Australia & New Zealand Banking Group Ltd.	93,435	1,975,577
Bank of Queensland Ltd.	8,273	71,982
Bendigo & Adelaide Bank Ltd.	6,131	50,530
BHP Billiton Ltd.	113,822	1,949,350
Boral Ltd.	28,033	144,803
Brickworks Ltd.	6,953	74,172
Caltex Australia Ltd.	1,972	51,686
carsales.com Ltd.	467	4,271
CIMIC Group Ltd.	5,230	115,025
Cleanaway Waste Management Ltd.	130,989	112,268
Cochlear Ltd.	1,971	212,656
Commonwealth Bank of Australia	45,989	2,547,980
Computershare Ltd.	15,328	121,051
Cover-More Group Ltd.	89,328	99,119
Crown Resorts Ltd.	17,085	171,404
CSL Ltd.	4,815	394,261
CSR Ltd.	36,140	100,115
Downer EDI Ltd.	33,512	138,227
Fairfax Media Ltd.	157,516	113,909
Fortescue Metals Group Ltd.	57,004	215,931
Genworth Mortgage Insurance Australia Ltd.	24,355	50,135
GrainCorp Ltd. Class A	1,748	10,501
Harvey Norman Holdings Ltd.	40,296	160,350
Healthscope Ltd.	41,829	98,270
Iluka Resources Ltd.	17,332	83,161
Incitec Pivot Ltd.	37,234	80,351
Insurance Australia Group Ltd.	92,660	387,867
IOOF Holdings Ltd.(a)	8,101	53,748
IRESS Ltd.	11,824	106,770
JB Hi-Fi Ltd.	3,797	84,177
Macquarie Group Ltd.	5,637	353,466
Magellan Financial Group Ltd.	5,694	94,467
National Australia Bank Ltd.	82,062	1,750,179
Navitas Ltd.	26,499	105,650
NIB Holdings Ltd.	36,599	131,075
Perpetual Ltd.	4,134	147,738
Platinum Asset Management Ltd.	27,814	107,062
Premier Investments Ltd.	12,044	142,951
Primary Health Care Ltd.	32,632	98,888
QBE Insurance Group Ltd.	30,041	213,567
Qube Holdings Ltd.(a)	52,365	93,369
REA Group Ltd.	3,067	132,489
Rio Tinto Ltd.	17,539	692,695
Select Harvests Ltd.(a)	11,824	51,304
Sonic Healthcare Ltd.	12,262	206,531
Star Entertainment Grp Ltd. (The)	11,276	51,946
Steadfast Group Ltd.	67,257	117,348
Suncorp Group Ltd.	38,981	361,244
Super Retail Group Ltd.	10,291	80,169
Tabcorp Holdings Ltd.	31,100	118,520
Tatts Group Ltd.	40,249	112,422
Technology One Ltd.	26,500	120,458
Telstra Corp., Ltd.	354,593	1,405,605
TPG Telecom Ltd.	11,386	75,107
Treasury Wine Estates Ltd.	20,807	175,785
Wesfarmers Ltd.	18,673	630,168
Westpac Banking Corp.	98,413	2,222,415
Woodside Petroleum Ltd.	6,813	149,215
Woolworths Ltd.	5,027	89,518

Total Australia		21,091,072

Austria - 0.3%
EVN AG	16,209	192,266
OMV AG	10,949	315,241
Voestalpine AG	8,616	298,226

Total Austria		805,733

Belgium - 1.8%
Ackermans & van Haaren N.V.	1,971	261,260
Ageas	6,788	247,655
Anheuser-Busch InBev N.V.	26,718	3,500,995
bpost S.A.	6,570	177,828
Colruyt S.A.	4,599	255,110
Euronav N.V.	7,126	54,552
Proximus SADP	12,387	370,077
UCB S.A.	1,512	116,955

Total Belgium		4,984,432

China - 3.0%
Beijing Enterprises Holdings Ltd.	27,000	136,811
China Everbright International Ltd.	95,000	112,933
China Jinmao Holdings Group Ltd.	438,000	134,970
China Mobile Ltd.	351,000	4,247,236
China Overseas Land & Investment Ltd.	98,000	332,313
China Power International Development Ltd.	219,000	84,144
China Resources Power Holdings Co., Ltd.	104,000	179,145
China South City Holdings Ltd.	438,000	97,133
China Unicom Hong Kong Ltd.	122,000	146,445
CITIC Ltd.	496,000	707,297
CNOOC Ltd.	1,256,000	1,557,864
Fosun International Ltd.	109,500	164,336
Guotai Junan International Holdings Ltd.(a)	220,000	83,394
Lenovo Group Ltd.	510,000	337,986
Shanghai Industrial Holdings Ltd.	41,000	117,884
Shenzhen Investment Ltd.	316,000	150,341

Total China		8,590,232

Denmark - 1.0%
AP Moeller - Maersk A/S Class B	159	233,247
Coloplast A/S Class B	3,504	271,819
Danske Bank A/S	15,774	460,416
DSV A/S	1,315	65,492
GN Store Nord A/S	3,065	65,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2016

Investments	Shares	Value
Novo Nordisk A/S Class B	20,260	$842,084
Novozymes A/S Class B	2,190	96,346
Pandora A/S	1,530	184,959
Rockwool International A/S Class B	438	78,796
Royal Unibrew A/S	2,628	129,695
SimCorp A/S	657	38,175
Sydbank A/S	2,409	73,223
Tryg A/S	8,541	171,440
Vestas Wind Systems A/S	2,190	180,298

Total Denmark		2,891,953

Finland - 1.5%
Elisa Oyj	6,351	234,316
F-Secure Oyj	24,016	90,954
Fortum Oyj	31,322	506,171
Kesko Oyj Class B	3,941	181,585
Kone Oyj Class B	11,824	600,210
Metso Oyj	6,350	185,325
Neste Oyj	4,817	205,382
Nokia Oyj	155,635	902,498
Nokian Renkaat Oyj	4,379	159,690
Orion Oyj Class B	4,380	172,722
Sampo Oyj Class A	12,839	571,367
Tieto Oyj	5,474	172,862
UPM-Kymmene Oyj	18,179	384,076

Total Finland		4,367,158

France - 11.0%
Accor S.A.	3,314	131,504
Aeroports de Paris	1,534	152,187
Air Liquide S.A.	2,383	255,617
Airbus Group SE	11,646	704,646
Alten S.A.	1,971	137,862
Arkema S.A.	1,314	121,678
AXA S.A.	63,528	1,352,179
BioMerieux	1,095	163,295
BNP Paribas S.A.	31,311	1,610,523
Bouygues S.A.	8,977	297,556
Bureau Veritas S.A.	8,876	190,470
Capgemini S.A.	1,752	171,649
Casino Guichard Perrachon S.A.	3,503	170,458
Christian Dior SE	2,856	512,087
Cie de Saint-Gobain	10,073	435,482
CNP Assurances	19,055	320,247
Credit Agricole S.A.	43,095	425,120
Danone S.A.	9,542	708,274
Dassault Systemes	1,534	133,138
Edenred	7,882	184,375
Electricite de France S.A.(a)	93,130	1,133,462
Elior Group(b)	4,160	95,277
Engie S.A.	75,145	1,164,537
Essilor International S.A.	1,753	226,158
Eutelsat Communications S.A.	2,575	53,332
Gaztransport Et Technigaz S.A.(a)	1,314	37,973
Havas S.A.	12,770	107,976
Hermes International	822	334,633
Iliad S.A.	219	45,974
Imerys S.A.	3,732	269,634
Ingenico Group S.A.	438	38,280
Ipsen S.A.	1,971	138,416
Kering	2,211	446,132
Klepierre	6,655	305,139
L’Oreal S.A.	5,988	1,131,198
Legrand S.A.	4,940	291,347
LVMH Moet Hennessy Louis Vuitton SE	6,972	1,189,373
Metropole Television S.A.	6,351	114,624
Natixis S.A.	140,990	657,387
Neopost S.A.	2,629	70,996
Nexity S.A.*	2,025	106,935
Orange S.A.	63,974	1,001,483
Pernod Ricard S.A.	2,410	285,326
Publicis Groupe S.A.	2,191	165,758
Rallye S.A.	1,719	28,204
Remy Cointreau S.A.	1,315	112,268
Renault S.A.	4,809	395,274
Rexel S.A.	4,033	61,843
Rubis SCA	1,805	165,522
Safran S.A.	6,136	441,321
Sanofi	28,046	2,131,884
Schneider Electric SE	12,955	903,521
Societe Generale S.A.	24,915	861,824
Sodexo S.A.	1,971	234,791
Suez	5,199	85,858
Technip S.A.	1,125	69,118
Teleperformance	1,315	140,287
Television Francaise 1(a)	8,103	78,586
Thales S.A.	3,067	282,595
TOTAL S.A.(a)	78,212	3,706,517
Unibail-Rodamco SE	1,314	354,402
Valeo S.A.	3,330	194,335
Veolia Environnement S.A.	14,673	338,035
Vicat S.A.	2,169	140,109
Vinci S.A.	12,595	964,188
Vivendi S.A.	92,057	1,856,993

Total France		31,137,172

Germany - 7.7%
adidas AG	2,419	420,004
Allianz SE Registered Shares	12,014	1,783,526
AURELIUS Equity Opportunities SE & Co. KGaA	1,315	83,023
Axel Springer SE	3,284	168,216
BASF SE	20,235	1,730,749
Bayer AG Registered Shares	6,547	657,983
Bayerische Motoren Werke AG	9,109	765,807
Bechtle AG	1,315	152,213
Beiersdorf AG	2,659	250,858
Bertrandt AG	658	71,735
Brenntag AG	2,629	143,602
Carl Zeiss Meditec AG Bearer Shares	4,161	159,129
Comdirect Bank AG	11,387	116,450
Commerzbank AG	58,896	379,783
Continental AG	1,917	403,182
CTS Eventim AG & Co. KGaA	3,941	140,352
Daimler AG Registered Shares	30,150	2,124,776
Deutsche Boerse AG*	3,286	266,436
Deutsche Post AG Registered Shares	22,778	712,134
Deutsche Telekom AG Registered Shares	92,445	1,550,034
Deutsche Wohnen AG Bearer Shares	6,788	246,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2016

Investments	Shares	Value
DMG MORI AG	3,065	$149,282
Drillisch AG(a)	440	21,369
Duerr AG	1,314	110,337
E.ON SE	41,172	292,143
Evonik Industries AG	8,977	303,609
Fielmann AG	2,629	214,347
Fraport AG Frankfurt Airport Services Worldwide	2,190	119,820
Freenet AG	1,535	44,894
GEA Group AG	4,379	243,153
Gerresheimer AG	658	55,925
Hamburger Hafen und Logistik AG	2,829	43,031
Hannover Rueck SE	3,065	328,394
Henkel AG & Co. KGaA	3,284	382,342
Hochtief AG	1,110	156,613
Hugo Boss AG	2,126	117,608
Infineon Technologies AG	15,771	281,448
K+S AG Registered Shares(a)	4,160	78,938
Krones AG	1,315	127,977
KUKA AG	876	86,011
LEG Immobilien AG*	1,752	167,730
Linde AG	2,442	415,216
MAN SE	2,629	277,248
Merck KGaA	3,943	424,991
METRO AG	7,226	215,114
OSRAM Licht AG	2,190	128,618
ProSiebenSat.1 Media SE	5,912	253,266
RHOEN-KLINIKUM AG	5,037	153,175
SAP SE	12,483	1,135,178
Siemens AG Registered Shares	15,715	1,840,226
Software AG	3,067	129,992
Suedzucker AG	5,913	164,365
Talanx AG	7,445	227,114
Telefonica Deutschland Holding AG	26,519	106,721
Volkswagen AG	2,771	402,180
Wacker Chemie AG	1,096	92,376
Wirecard AG(a)	1,095	56,913

Total Germany		21,674,471

Hong Kong - 3.0%
AIA Group Ltd.	131,400	873,351
Bank of East Asia Ltd. (The)(a)	87,600	355,214
BOC Hong Kong Holdings Ltd.	283,000	955,989
CLP Holdings Ltd.	108,500	1,121,239
Dah Sing Banking Group Ltd.	87,600	156,994
Hang Seng Bank Ltd.	43,900	783,934
Hong Kong & China Gas Co., Ltd.	238,300	449,811
Hong Kong Exchanges and Clearing Ltd.	21,600	567,575
MTR Corp., Ltd.	110,000	605,599
New World Development Co., Ltd.	222,000	288,522
Power Assets Holdings Ltd.	76,500	745,673
Sino Land Co., Ltd.	432,000	764,193
Sun Hung Kai Properties Ltd.	28,000	422,746
Techtronic Industries Co., Ltd.	13,000	50,787
Wharf Holdings Ltd. (The)	36,000	262,018

Total Hong Kong		8,403,645

Ireland - 0.2%
CRH PLC	9,807	328,043
Grafton Group PLC	145	938
Greencore Group PLC	10,729	46,758
Paddy Power Betfair PLC	1,750	198,042
Smurfit Kappa Group PLC	3,090	69,104

Total Ireland		642,885

Israel - 0.6%
Bank Hapoalim BM	22,700	128,622
Delek Automotive Systems Ltd.	13,138	114,850
First International Bank of Israel Ltd.	4,599	58,712
Frutarom Industries Ltd.	1,095	57,579
Harel Insurance Investments & Financial Services Ltd.	31,098	112,305
Israel Chemicals Ltd.	65,291	254,057
Mizrahi Tefahot Bank Ltd.	4,599	58,405
Nice Ltd.	877	58,644
Teva Pharmaceutical Industries Ltd.	15,699	752,712

Total Israel		1,595,886

Italy - 2.8%
A2A SpA	109,312	154,416
ACEA SpA	971	12,211
Anima Holding SpA(b)	23,989	117,271
Ansaldo STS SpA	5,255	61,418
Ascopiave SpA	25,843	78,124
Assicurazioni Generali SpA	39,553	482,723
Atlantia SpA	17,522	444,825
Banca Mediolanum SpA	21,025	139,405
Banca Popolare dell’Emilia Romagna SC	16,399	61,037
Banca Popolare di Milano SCARL	1,564	628
Banco Popolare SC	21,991	51,799
Cementir Holding SpA	6,153	29,042
Credito Valtellinese SC	2,524	876
Davide Campari-Milano SpA	1,140	12,850
De’ Longhi SpA	1,752	42,410
DiaSorin SpA	2,409	154,854
Enel SpA	198,033	883,076
Eni SpA	134,937	1,944,053
ERG SpA	408	4,681
FinecoBank Banca Fineco SpA	1,305	7,560
Hera SpA	53,461	144,071
Intesa Sanpaolo SpA	469,448	1,041,415
Iren SpA	100,334	172,741
Luxottica Group SpA	5,092	243,316
Parmalat SpA	28,032	74,283
Recordati SpA	6,169	198,345
Snam SpA	107,561	596,649
Telecom Italia SpA RSP*	85,707	58,176
Terna Rete Elettrica Nazionale SpA	48,196	248,498
UniCredit SpA	165,645	385,707
Unione di Banche Italiane SpA(a)	40,531	93,375

Total Italy		7,939,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2016

Investments	Shares	Value
Japan - 16.9%
AIT Corp.	14,700	$126,873
Alpen Co., Ltd.(a)	4,400	79,167
Amada Holdings Co., Ltd.	43,600	449,498
Astellas Pharma, Inc.	49,000	761,384
Bank of Kyoto Ltd. (The)	26,000	188,456
Benesse Holdings, Inc.(a)	3,100	78,797
Canon, Inc.	48,300	1,394,411
Chiba Bank Ltd. (The)	34,000	191,379
Dai-ichi Life Insurance Co., Ltd. (The)	21,900	296,606
Daicel Corp.	21,900	274,007
Daido Steel Co., Ltd.	40,000	182,096
Daiwa Securities Group, Inc.	69,000	384,571
Eagle Industry Co., Ltd.	12,100	146,254
FANUC Corp.	3,400	571,115
Fast Retailing Co., Ltd.	1,200	382,640
Fuji Heavy Industries Ltd.	21,600	800,948
Fujitsu Ltd.	43,000	229,299
Fukuoka Financial Group, Inc.	32,000	131,773
Gfoot Co., Ltd.	12,100	84,478
Gunma Bank Ltd. (The)	48,600	218,848
Hachijuni Bank Ltd. (The)(a)	50,300	259,783
Hiday Hidaka Corp.	3,000	72,108
Hitachi Chemical Co., Ltd.	21,900	498,705
Hitachi Ltd.	133,000	615,453
Hitachi Metals Ltd.	20,300	246,972
Hokuhoku Financial Group, Inc.	20,500	273,495
Honda Motor Co., Ltd.	42,000	1,197,600
Hulic Co., Ltd.	21,900	221,671
Idemitsu Kosan Co., Ltd.(a)	8,000	164,321
Iida Group Holdings Co., Ltd.(a)	7,400	147,905
Isetan Mitsukoshi Holdings Ltd.(a)	36,100	352,569
Isuzu Motors Ltd.	28,000	326,134
ITOCHU Corp.	43,900	547,097
Iyo Bank Ltd. (The)	38,100	228,754
J. Front Retailing Co., Ltd.	23,100	299,970
Japan Aviation Electronics Industry Ltd.(a)	6,000	93,023
Japan Post Holdings Co., Ltd.	56,000	698,445
Japan Post Insurance Co., Ltd.	17,700	384,186
Japan Tobacco, Inc.	28,900	1,175,521
JSR Corp.	21,900	341,481
Kappa Create Co., Ltd.(a)	6,200	73,593
Kawasaki Heavy Industries Ltd.	123,000	376,537
Kawasaki Kisen Kaisha Ltd.(a)	175,000	447,588
KDDI Corp.	37,800	1,162,761
Keihanshin Building Co., Ltd.	400	2,011
Keiyo Co., Ltd.(a)	109,100	557,001
KFC Holdings Japan Ltd.	4,200	76,605
Komatsu Ltd.	43,500	985,854
Kuraray Co., Ltd.	22,000	323,922
Mazda Motor Corp.	14,400	217,781
McDonald’s Holdings Co., Japan Ltd.(a)	7,400	217,765
Minebea Co., Ltd.	42,800	398,985
Mitsubishi Chemical Holdings Corp.	65,500	406,331
Mitsubishi Corp.	43,800	988,328
Mitsubishi Heavy Industries Ltd.	139,000	575,272
Mitsubishi Materials Corp.	8,900	240,814
Mitsubishi Motors Corp.	41,000	189,888
Mitsubishi Tanabe Pharma Corp.	4,300	91,507
Mitsubishi UFJ Financial Group, Inc.	273,100	1,362,196
Mitsui & Co., Ltd.	65,800	903,520
Mitsui Mining & Smelting Co., Ltd.	175,000	362,909
Mizuho Financial Group, Inc.	678,800	1,130,160
Modec, Inc.	3,300	58,397
MOS Food Services, Inc.(a)	2,600	82,417
MS&AD Insurance Group Holdings, Inc.	16,800	462,782
Murata Manufacturing Co., Ltd.	1,800	231,610
Nachi-Fujikoshi Corp.	68,000	247,114
Nagaileben Co., Ltd.	3,100	68,542
Nakanishi, Inc.	2,300	83,469
NGK Spark Plug Co., Ltd.	24,400	425,762
Nippon Telegraph & Telephone Corp.	35,500	1,617,509
Nissan Motor Co., Ltd.	109,800	1,065,526
NOK Corp.	9,400	203,381
Nomura Real Estate Holdings, Inc.	21,700	363,435
NTN Corp.	141,000	485,943
NTT DOCOMO, Inc.	70,600	1,786,177
Oji Holdings Corp.	45,000	176,863
Panasonic Corp.	51,500	509,584
Raysum Co., Ltd.(a)	4,800	30,147
Resona Holdings, Inc.	87,200	363,645
Sega Sammy Holdings, Inc.	22,000	311,756
Seiko Epson Corp.	21,800	415,915
Sekisui House Ltd.	23,300	393,683
Shin-Etsu Chemical Co., Ltd.	12,200	843,573
SoftBank Group Corp.	5,800	373,551
Sojitz Corp.	109,500	277,900
Sompo Japan Nipponkoa Holdings, Inc.	16,000	468,553
Sony Financial Holdings, Inc.	21,300	290,478
Sparx Group Co., Ltd.(a)	40,100	71,278
Sumco Corp.	12,900	104,586
Sumitomo Metal Mining Co., Ltd.	35,000	479,213
Sumitomo Mitsui Financial Group, Inc.	36,200	1,208,275
Sumitomo Mitsui Trust Holdings, Inc.	13,300	429,477
Sumitomo Rubber Industries Ltd.	16,700	250,339
Suzuki Motor Corp.	9,100	301,940
T&D Holdings, Inc.	22,000	245,386
Tabuchi Electric Co., Ltd.	84,600	280,705
Tokai Tokyo Financial Holdings, Inc.	62,100	297,423
Tokio Marine Holdings, Inc.	21,100	798,868
Tokyu Fudosan Holdings Corp.	13,000	69,965
Toyo Tire & Rubber Co., Ltd.	14,100	196,326
Toyota Motor Corp.	73,074	4,170,194
Unizo Holdings Co., Ltd.	1,400	38,918
Yahoo Japan Corp.	109,600	435,088
Yamaha Corp.	12,400	397,966
Yokohama Rubber Co., Ltd. (The)	6,600	104,542

Total Japan		47,727,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2016

Investments	Shares	Value
Netherlands - 1.9%
Aalberts Industries N.V.	1,534	$52,321
Aegon N.V.	13,925	53,378
Akzo Nobel N.V.	3,288	222,775
Arcadis N.V.	3,439	49,507
ASM International N.V.	3,504	143,375
BE Semiconductor Industries N.V.	2,428	82,949
BinckBank N.V.	2,444	13,944
Brunel International N.V.	5,694	99,663
Corbion N.V.	3,065	82,581
Euronext N.V.(b)	1,688	72,057
Gemalto N.V.	877	56,256
Heineken N.V.	6,946	611,281
IMCD Group N.V.	1,971	86,596
ING Groep N.V.	110,616	1,366,170
Koninklijke Ahold Delhaize N.V.	23,176	528,457
Koninklijke DSM N.V.	2,922	197,550
Koninklijke KPN N.V.	57,395	190,599
Koninklijke Philips N.V.	16,316	483,702
Koninklijke Vopak N.V.	1,314	68,990
NN Group N.V.	5,822	178,945
Randstad Holding N.V.	2,192	99,890
Steinhoff International Holdings N.V.	33,781	193,953
Wessanen	5,800	74,501
Wolters Kluwer N.V.	5,962	255,240

Total Netherlands		5,264,680

New Zealand - 0.6%
Contact Energy Ltd.	38,543	141,263
EBOS Group Ltd.	7,810	107,057
Freightways Ltd.	26,937	128,697
Genesis Energy Ltd.	111,503	169,468
Kiwi Property Group Ltd.	120,695	131,654
Mainfreight Ltd.	5,256	67,843
Mercury NZ Ltd.	98,795	218,764
Metlifecare Ltd.	36,578	166,247
Port of Tauranga Ltd.(a)	13,139	187,272
TrustPower Ltd.	32,989	184,720
Z Energy Ltd.	12,044	73,571

Total New Zealand		1,576,556

Norway - 1.6%
Atea ASA*	918	9,304
Austevoll Seafood ASA	20,587	173,226
DNB ASA	23,654	309,870
Entra ASA(b)	10,267	114,973
Gjensidige Forsikring ASA	14,013	261,594
Kongsberg Gruppen ASA	6,354	98,582
Leroy Seafood Group ASA	3,503	177,028
Marine Harvest ASA*	13,794	246,978
Norsk Hydro ASA	52,550	226,511
Orkla ASA	30,443	314,627
Salmar ASA	7,180	219,201
SpareBank 1 SR-Bank ASA	18,345	104,667
Statoil ASA	92,004	1,541,401
Telenor ASA	27,167	466,023
TGS Nopec Geophysical Co. ASA	1,754	31,602
Weifa ASA	9,782	28,762
Yara International ASA	1,908	63,407

Total Norway		4,387,756

Portugal - 0.3%
CTT-Correios de Portugal S.A.	9,196	61,955
EDP - Energias de Portugal S.A.	107,343	360,569
Galp Energia, SGPS, S.A.	17,523	239,557
Jeronimo Martins, SGPS, S.A.	10,292	178,524
Pharol, SGPS, S.A.	137,642	37,124
REN - Redes Energeticas Nacionais, SGPS, S.A.	18,399	53,822

Total Portugal		931,551

Singapore - 1.9%
Asian Pay Television Trust	240,900	90,109
CapitaLand Ltd.	153,500	360,263
City Developments Ltd.	21,700	144,354
ComfortDelGro Corp., Ltd.	65,700	135,404
CWT Ltd.	65,700	96,373
DBS Group Holdings Ltd.	43,800	494,394
Frasers Centrepoint Ltd.	43,600	47,647
Hutchison Port Holdings Trust	766,400	341,048
Keppel Corp., Ltd.	43,900	173,546
M1 Ltd.	43,800	77,099
Olam International Ltd.	87,600	132,352
Oversea-Chinese Banking Corp., Ltd.	56,800	360,351
Pacc Offshore Services Holdings Ltd.	261,600	60,438
RHT Health Trust	93,200	71,432
Sembcorp Industries Ltd.	65,700	124,803
Sembcorp Marine Ltd.(a)	173,100	165,679
SIA Engineering Co., Ltd.	87,600	238,363
Singapore Airlines Ltd.	25,100	193,480
Singapore Exchange Ltd.	12,600	68,478
Singapore Technologies Engineering Ltd.	86,300	204,444
Singapore Telecommunications Ltd.	333,600	971,354
StarHub Ltd.	21,900	55,093
United Engineers Ltd.	43,900	79,528
United Overseas Bank Ltd.	44,528	614,956

Total Singapore		5,300,988

Spain - 4.5%
Abertis Infraestructuras S.A.	7,169	111,663
Amadeus IT Group S.A.	6,462	322,941
Atresmedia Corp. de Medios de Comunicacion S.A.	8,320	91,256
Banco Bilbao Vizcaya Argentaria S.A.	220,000	1,330,624
Banco Santander S.A.	370,714	1,644,354
Bankia S.A.	439,615	360,649
Bankinter S.A.	14,231	101,266
CaixaBank S.A.	220,068	556,206
Cia de Distribucion Integral Logista Holdings S.A.	5,694	127,083
Distribuidora Internacional de Alimentacion S.A.	15,333	94,961
Duro Felguera S.A.*(a)	73,401	98,161
Ebro Foods S.A.	4,161	96,796
Enagas S.A.	7,008	210,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2016

Investments	Shares	Value
Endesa S.A.	15,110	$323,990
Ferrovial S.A.	19,610	417,615
Gas Natural SDG S.A.	25,624	526,828
Grifols S.A.	4,817	103,828
Grupo Catalana Occidente S.A.	4,160	123,654
Iberdrola S.A.	82,891	563,761
Industria de Diseno Textil S.A.	36,952	1,370,380
Mapfre S.A.	121,517	340,037
Mediaset Espana Comunicacion S.A.	10,073	119,426
Obrascon Huarte Lain S.A.(a)	40,971	164,420
Red Electrica Corp. S.A.	10,516	226,962
Repsol S.A.	50,615	686,840
Sacyr S.A.*	133,380	281,498
Tecnicas Reunidas S.A.	1,533	59,772
Telefonica S.A.	174,339	1,766,239
Viscofan S.A.	2,409	130,380
Zardoya Otis S.A.	25,026	240,743

Total Spain		12,593,202

Sweden - 3.5%
AAK AB	2,409	178,129
AF AB Class B	6,350	123,777
Assa Abloy AB Class B	8,898	181,026
Atlas Copco AB Class A	19,275	581,125
Atrium Ljungberg AB Class B	13,107	228,868
Avanza Bank Holding AB	1,971	77,990
Axfood AB	8,103	143,193
Betsson AB*	818	9,051
Clas Ohlson AB Class B	421	6,560
Com Hem Holding AB	8,320	77,010
Electrolux AB Series B	4,379	109,943
Fabege AB	11,168	203,875
Hennes & Mauritz AB Class B	13,170	372,008
Hexpol AB	8,101	72,714
Husqvarna AB Class B	7,788	68,041
ICA Gruppen AB(a)	4,380	144,834
Indutrade AB	8,544	183,497
Investment AB Latour Class B	3,649	149,497
Kinnevik AB Class B	5,831	148,916
Lifco AB Class B	2,133	57,785
Loomis AB Class B	2,410	74,544
NetEnt AB*	9,204	84,333
Nordea Bank AB	133,514	1,326,974
Sandvik AB	38,543	424,462
Securitas AB Class B	9,635	161,719
Skandinaviska Enskilda Banken AB Class A	76,761	772,323
Skanska AB Class B	10,730	250,860
Svenska Cellulosa AB SCA Class B	10,511	312,604
Svenska Handelsbanken AB Class A	31,537	433,995
Swedbank AB Class A	33,792	795,161
Swedish Match AB	5,027	184,712
Tele2 AB Class B	4,380	37,857
Telefonaktiebolaget LM Ericsson Class B	69,489	502,468
Telia Co. AB	131,654	590,395
Thule Group AB(b)	5,475	93,621
Trelleborg AB Class B	7,665	150,305
Volvo AB Class B	31,100	355,381
Wallenstam AB Class B	22,559	190,638

Total Sweden		9,860,191

Switzerland - 7.7%
ABB Ltd. Registered Shares*	33,507	753,856
Actelion Ltd. Registered Shares*	877	152,168
Adecco Group AG Registered Shares	1,219	68,784
Baloise Holding AG Registered Shares	1,095	132,724
Cie Financiere Richemont S.A. Registered Shares(a)	6,131	374,412
Clariant AG Registered Shares*	2,848	49,122
Coca-Cola HBC AG*	7,008	163,133
Credit Suisse Group AG Registered Shares*	35,290	462,694
DKSH Holding AG	2,190	161,302
EMS-Chemie Holding AG Registered Shares	439	236,165
GAM Holding AG*	4,122	39,460
Geberit AG Registered Shares	658	288,749
Givaudan S.A. Registered Shares	219	446,630
Julius Baer Group Ltd.*	3,286	133,996
Kuehne + Nagel International AG Registered Shares	4,598	668,783
LafargeHolcim Ltd. Registered Shares*	8,758	474,309
Logitech International S.A. Registered Shares	5,474	123,100
Lonza Group AG Registered Shares*	1,567	300,016
Nestle S.A. Registered Shares	54,495	4,303,272
Novartis AG Registered Shares	44,725	3,524,850
OC Oerlikon Corp. AG Registered Shares*	884	8,845
Partners Group Holding AG	418	211,285
Roche Holding AG Genusschein	13,991	3,478,266
SGS S.A. Registered Shares	219	491,361
Sonova Holding AG Registered Shares	1,096	155,457
STMicroelectronics N.V.	41,066	334,587
Straumann Holding AG Registered Shares	439	171,972
Sulzer AG Registered Shares	1,314	137,716
Swiss Life Holding AG Registered Shares*	657	170,451
Swiss Re AG	5,242	473,965
Swisscom AG Registered Shares	825	392,926
Syngenta AG Registered Shares	1,535	672,968
UBS Group AG Registered Shares*	69,455	947,895
Vontobel Holding AG Registered Shares	1,536	76,531
Zurich Insurance Group AG*	4,379	1,129,307

Total Switzerland		21,711,057

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2016

Investments	Shares	Value
United Arab Emirates - 0.0%
Gulf Marine Services PLC	63,591	$41,509

United Kingdom - 20.6%
Abcam PLC	1,821	19,870
Aberdeen Asset Management PLC	38,982	165,231
Admiral Group PLC	5,474	145,699
Aggreko PLC	6,788	84,076
Amec Foster Wheeler PLC	23,448	174,073
Ashmore Group PLC	20,169	92,615
AstraZeneca PLC	34,509	2,243,152
Aviva PLC	56,527	323,453
Babcock International Group PLC	8,978	120,706
BAE Systems PLC	96,823	659,051
Barclays PLC	277,638	605,174
BBA Aviation PLC	35,044	113,760
Bellway PLC	3,067	94,382
Berkeley Group Holdings PLC	5,255	176,117
BHP Billiton PLC	68,209	1,030,016
Big Yellow Group PLC	14,232	144,201
Bodycote PLC	10,730	82,027
Booker Group PLC	44,237	102,286
BP PLC	781,174	4,566,352
Brewin Dolphin Holdings PLC	16,427	56,291
British American Tobacco PLC	45,158	2,891,950
British Land Co. PLC (The)	22,558	185,340
Britvic PLC	5,255	41,162
BT Group PLC	128,399	648,898
Carnival PLC	3,503	171,459
Centrica PLC	13,346	39,562
Close Brothers Group PLC	2,846	50,648
CNH Industrial N.V.	23,215	166,187
Compass Group PLC	29,390	570,755
Countrywide PLC	20,040	56,333
Cranswick PLC	3,285	99,767
Croda International PLC	2,335	105,675
Debenhams PLC	34,071	24,674
Dechra Pharmaceuticals PLC	9,635	174,346
Derwent London PLC	2,629	88,826
Diageo PLC	32,497	933,132
Direct Line Insurance Group PLC	29,128	138,030
Domino’s Pizza Group PLC	21,685	105,211
Drax Group PLC	3,942	15,638
DS Smith PLC	24,311	121,362
Dunelm Group PLC	12,263	135,720
easyJet PLC	14,433	188,797
Electrocomponents PLC	34,825	153,582
Essentra PLC	136	858
esure Group PLC	25,842	101,915
Foxtons Group PLC	20,149	26,239
GAME Digital PLC(a)	30,567	29,780
Genus PLC	396	10,021
GlaxoSmithKline PLC	180,307	3,848,214
Greggs PLC	4,598	60,564
Halfords Group PLC	16,427	74,813
Halma PLC	14,235	193,973
Hammerson PLC	21,245	161,996
Hargreaves Lansdown PLC	8,046	133,051
Hays PLC	54,776	92,358
Hikma Pharmaceuticals PLC	2,409	63,149
HomeServe PLC	30,005	224,505
Howden Joinery Group PLC	15,333	86,104
HSBC Holdings PLC	631,873	4,749,987
IG Group Holdings PLC	10,729	121,391
IMI PLC	9,634	134,406
Imperial Brands PLC	29,213	1,507,851
Inchcape PLC	10,729	91,775
Informa PLC	20,806	192,432
Inmarsat PLC	4,818	44,123
Intertek Group PLC	3,284	148,838
Intu Properties PLC	45,771	176,229
ITV PLC	119,530	290,664
J Sainsbury PLC	27,152	86,695
Jardine Lloyd Thompson Group PLC	9,854	129,539
John Wood Group PLC	6,132	60,498
Johnson Matthey PLC	2,848	121,863
Jupiter Fund Management PLC	22,120	122,234
Kingfisher PLC	45,113	220,870
Ladbrokes PLC(a)	62,441	113,555
Land Securities Group PLC	14,673	201,657
Legal & General Group PLC	133,410	379,006
Lloyds Banking Group PLC	1,080,408	765,582
London Stock Exchange Group PLC	1,315	47,829
Low & Bonar PLC	34,286	27,613
LSL Property Services PLC	12,756	35,377
Marks & Spencer Group PLC	17,900	76,988
Mediclinic International PLC	3,286	39,548
Meggitt PLC	19,275	112,922
Melrose Industries PLC	4,379	9,926
Micro Focus International PLC	3,504	100,046
Mondi PLC	7,227	152,365
Moneysupermarket.com Group PLC	24,968	97,333
N Brown Group PLC	21,817	53,818
National Grid PLC	123,761	1,755,560
Next PLC	1,039	64,460
Old Mutual PLC	132,959	349,573
Pagegroup PLC	21,026	91,826
Pearson PLC	23,653	231,361
Pennon Group PLC	10,729	124,318
Persimmon PLC	8,759	206,510
PZ Cussons PLC	15,328	72,397
QinetiQ Group PLC	25,404	78,144
Reckitt Benckiser Group PLC	12,051	1,137,281
Redde PLC	29,129	75,677
RELX N.V.	18,179	326,771
RELX PLC	23,656	449,567
Renishaw PLC	2,190	75,018
Restaurant Group PLC (The)	12,264	61,223
Rightmove PLC	1,971	108,097
Rio Tinto PLC	35,893	1,200,361
Rotork PLC	27,813	76,305
Royal Dutch Shell PLC Class A	162,472	4,039,518
Royal Dutch Shell PLC Class B	104,940	2,722,251
Royal Mail PLC	28,690	182,428
SABMiller PLC	17,809	1,039,868
Saga PLC	34,606	95,840
Sage Group PLC (The)	21,025	201,559
Savills PLC	9,416	87,577
Schroders PLC	5,256	184,071
Segro PLC	35,920	211,743
Severn Trent PLC	7,664	249,386
Sky PLC	39,857	462,862
Smith & Nephew PLC	12,701	205,243
Smiths Group PLC	10,510	199,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2016

Investments	Shares	Value
Spirax-Sarco Engineering PLC	3,067	$179,082
SSE PLC	33,076	673,702
St. James’s Place PLC	10,601	130,546
Stagecoach Group PLC	32,850	90,166
Standard Life PLC	47,758	213,347
TalkTalk Telecom Group PLC(a)	25,295	66,374
Tate & Lyle PLC	16,866	164,098
Taylor Wimpey PLC	78,931	158,001
Ted Baker PLC	1,971	63,087
Telecom Plus PLC	5,037	72,366
Trinity Mirror PLC	42,839	50,779
Tullett Prebon PLC	15,771	68,343
U & I Group PLC	21,822	49,819
Unilever N.V. CVA	31,847	1,470,060
Unilever PLC	18,668	886,206
United Utilities Group PLC	18,179	236,854
Vedanta Resources PLC	27,937	211,572
Victrex PLC	4,379	89,193
Vodafone Group PLC	887,203	2,555,617
Weir Group PLC (The)	5,693	125,719
WH Smith PLC	5,036	100,612
Whitbread PLC	2,191	111,454
William Hill PLC	14,014	55,377
WS Atkins PLC	5,475	113,010

Total United Kingdom		57,928,137

TOTAL COMMON STOCKS (Cost: $276,119,320)		281,447,423

RIGHTS - 0.0%

Australia - 0.0%
Cover-More Group Ltd., expiring 10/17/16* (Cost $0)	17,178	3,286

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%

United States - 2.1%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c) (Cost: $6,015,373)(d)	6,015,373	6,015,373

TOTAL INVESTMENTS IN SECURITIES - 102.0% (Cost: $282,134,693)		287,466,082
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.0)%		(5,703,929)

NET ASSETS - 100.0%		$281,762,153

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.
(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $7,039,154 and the total market value of the collateral held by the Fund was $7,423,337. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,407,964.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
10/4/2016	AUD	716,688	USD	538,224	$(10,222)
10/4/2016	AUD	940,763	USD	706,413	(13,506)
10/4/2016	AUD	940,665	USD	706,413	(13,431)
10/4/2016	AUD	940,704	USD	706,413	(13,461)
10/4/2016	AUD	940,736	USD	706,413	(13,486)
10/4/2016	AUD	83,622	USD	63,770	(222)
10/4/2016	AUD	83,499	USD	63,770	(128)
10/4/2016	CHF	2,140,961	USD	2,183,315	(25,227)
10/4/2016	CHF	2,810,140	USD	2,865,595	(33,250)
10/4/2016	CHF	2,810,249	USD	2,865,595	(33,362)
10/4/2016	CHF	2,810,134	USD	2,865,595	(33,244)
10/4/2016	CHF	2,810,232	USD	2,865,595	(33,344)
10/4/2016	CHF	251,015	USD	258,686	(252)
10/4/2016	CHF	250,096	USD	258,686	696
10/4/2016	DKK	1,566,202	USD	234,698	(1,676)
10/4/2016	DKK	2,056,135	USD	308,039	(2,277)
10/4/2016	DKK	2,055,663	USD	308,039	(2,205)
10/4/2016	DKK	2,055,642	USD	308,039	(2,202)
10/4/2016	DKK	2,055,797	USD	308,039	(2,225)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2016

10/4/2016	DKK	184,699	USD	27,808	(67)
10/4/2016	DKK	183,868	USD	27,808	58
10/4/2016	EUR	6,420,031	USD	7,160,556	(54,275)
10/4/2016	EUR	8,426,652	USD	9,398,228	(71,644)
10/4/2016	EUR	8,426,448	USD	9,398,228	(71,415)
10/4/2016	EUR	8,426,576	USD	9,398,228	(71,559)
10/4/2016	EUR	8,427,015	USD	9,398,228	(72,052)
10/4/2016	EUR	755,776	USD	848,407	(934)
10/4/2016	EUR	752,574	USD	848,407	2,664
10/4/2016	GBP	80,000	CHF	100,844	107
10/4/2016	GBP	243,371	EUR	281,000	(351)
10/4/2016	GBP	5,524,170	USD	7,238,762	62,866
10/4/2016	GBP	7,248,829	USD	9,500,874	84,645
10/4/2016	GBP	7,248,758	USD	9,500,874	84,739
10/4/2016	GBP	7,248,752	USD	9,500,874	84,746
10/4/2016	GBP	7,248,852	USD	9,500,874	84,617
10/4/2016	GBP	661,556	USD	857,673	(1,688)
10/4/2016	GBP	660,892	USD	857,673	(825)
10/4/2016	HKD	404,294	AUD	68,000	(90)
10/4/2016	NOK	2,624,681	USD	314,703	(13,698)
10/4/2016	NOK	3,445,175	USD	413,047	(18,015)
10/4/2016	NOK	3,444,984	USD	413,047	(17,991)
10/4/2016	NOK	3,444,929	USD	413,047	(17,984)
10/4/2016	NOK	3,445,188	USD	413,047	(18,016)
10/4/2016	NOK	302,711	USD	37,287	(588)
10/4/2016	NOK	302,114	USD	37,287	(514)
10/4/2016	NZD	56,692	USD	41,075	(152)
10/4/2016	NZD	74,410	USD	53,906	(205)
10/4/2016	NZD	74,408	USD	53,906	(204)
10/4/2016	NZD	74,458	USD	53,906	(240)
10/4/2016	NZD	74,408	USD	53,906	(203)
10/4/2016	NZD	6,723	USD	4,866	(23)
10/4/2016	NZD	6,698	USD	4,866	(5)
10/4/2016	SEK	6,431,924	USD	751,220	476
10/4/2016	SEK	8,442,788	USD	985,974	519
10/4/2016	SEK	8,442,109	USD	985,974	598
10/4/2016	SEK	8,442,010	USD	985,974	610
10/4/2016	SEK	8,442,602	USD	985,974	541
10/4/2016	SEK	760,508	USD	89,007	239
10/4/2016	SEK	758,392	USD	89,007	486
10/4/2016	USD	21,662	AUD	28,364	43
10/4/2016	USD	728,648	AUD	952,134	(27)
10/4/2016	USD	728,648	AUD	952,181	9
10/4/2016	USD	728,648	AUD	952,191	16
10/4/2016	USD	728,648	AUD	952,282	86
10/4/2016	USD	555,162	AUD	725,451	(11)
10/4/2016	USD	87,872	CHF	84,953	(237)
10/4/2016	USD	2,955,790	CHF	2,865,343	—
10/4/2016	USD	2,955,790	CHF	2,865,269	(76)
10/4/2016	USD	2,955,790	CHF	2,865,485	146
10/4/2016	USD	2,955,790	CHF	2,865,402	61
10/4/2016	USD	2,252,035	CHF	2,183,123	—
10/4/2016	USD	9,446	DKK	62,449	(21)
10/4/2016	USD	317,735	DKK	2,105,086	(32)
10/4/2016	USD	317,735	DKK	2,105,296	—
10/4/2016	USD	317,735	DKK	2,105,243	(8)
10/4/2016	USD	317,735	DKK	2,105,471	26
10/4/2016	USD	242,084	DKK	1,604,036	—
10/4/2016	USD	288,193	EUR	255,640	(905)
10/4/2016	USD	9,694,038	EUR	8,626,561	492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2016

10/4/2016	USD	9,694,038	EUR	8,626,124	1
10/4/2016	USD	9,694,038	EUR	8,625,909	(241)
10/4/2016	USD	9,694,038	EUR	8,627,122	1,122
10/4/2016	USD	7,385,937	EUR	6,572,288	—
10/4/2016	USD	291,341	GBP	224,494	276
10/4/2016	USD	9,799,915	GBP	7,544,577	490
10/4/2016	USD	9,799,915	GBP	7,544,199	(1)
10/4/2016	USD	9,799,915	GBP	7,544,385	241
10/4/2016	USD	9,799,915	GBP	7,543,967	(303)
10/4/2016	USD	7,466,603	GBP	5,747,962	(1)
10/4/2016	USD	12,666	NOK	102,621	174
10/4/2016	USD	426,047	NOK	3,405,095	—
10/4/2016	USD	426,047	NOK	3,405,436	43
10/4/2016	USD	426,047	NOK	3,405,181	11
10/4/2016	USD	426,047	NOK	3,405,905	101
10/4/2016	USD	324,611	NOK	2,594,389	—
10/4/2016	USD	1,653	NZD	2,275	2
10/4/2016	USD	55,603	NZD	76,462	—
10/4/2016	USD	55,603	NZD	76,460	(1)
10/4/2016	USD	55,603	NZD	76,458	(3)
10/4/2016	USD	55,603	NZD	76,441	(15)
10/4/2016	USD	42,366	NZD	58,259	—
10/4/2016	USD	30,235	SEK	257,610	(166)
10/4/2016	USD	1,017,007	SEK	8,713,323	25
10/4/2016	USD	1,017,007	SEK	8,713,106	—
10/4/2016	USD	1,017,007	SEK	8,713,976	102
10/4/2016	USD	1,017,007	SEK	8,713,177	8
10/4/2016	USD	774,867	SEK	6,638,596	—
10/5/2016	ILS	499,296	USD	132,055	(1,016)
10/5/2016	ILS	655,427	USD	173,319	(1,364)
10/5/2016	ILS	655,413	USD	173,319	(1,360)
10/5/2016	ILS	655,423	USD	173,319	(1,363)
10/5/2016	ILS	655,415	USD	173,319	(1,361)
10/5/2016	ILS	58,858	USD	15,646	(41)
10/5/2016	ILS	58,645	USD	15,646	16
10/5/2016	JPY	381,438,242	USD	3,693,337	(73,544)
10/5/2016	JPY	500,657,452	USD	4,847,499	(96,728)
10/5/2016	JPY	500,642,425	USD	4,847,499	(96,579)
10/5/2016	JPY	500,644,364	USD	4,847,499	(96,599)
10/5/2016	JPY	500,690,899	USD	4,847,499	(97,058)
10/5/2016	JPY	44,147,087	USD	437,599	1,626
10/5/2016	JPY	43,914,284	USD	437,599	3,925
10/5/2016	SGD	534,916	USD	392,431	102
10/5/2016	SGD	702,192	USD	515,064	48
10/5/2016	SGD	702,053	USD	515,064	150
10/5/2016	SGD	702,058	USD	515,064	146
10/5/2016	SGD	702,107	USD	515,064	110
10/5/2016	SGD	63,202	USD	46,496	141
10/5/2016	SGD	63,212	USD	46,496	134
10/5/2016	USD	5,315	ILS	19,919	(6)
10/5/2016	USD	178,774	ILS	670,720	(16)
10/5/2016	USD	178,774	ILS	670,788	3
10/5/2016	USD	178,774	ILS	670,750	(8)
10/5/2016	USD	178,774	ILS	670,849	19
10/5/2016	USD	136,212	ILS	511,081	—
10/5/2016	USD	148,647	JPY	14,917,082	(1,334)
10/5/2016	USD	5,000,075	JPY	506,337,594	246
10/5/2016	USD	5,000,075	JPY	506,308,594	(41)
10/5/2016	USD	5,000,075	JPY	506,322,594	98
10/5/2016	USD	5,000,075	JPY	506,377,595	641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2016

10/5/2016	USD	3,809,584	JPY	385,760,761	(16)
10/5/2016	USD	15,794	SGD	21,471	(46)
10/5/2016	USD	531,275	SGD	724,382	16
10/5/2016	USD	531,275	SGD	724,356	(3)
10/5/2016	USD	531,275	SGD	724,430	51
10/5/2016	USD	531,275	SGD	724,393	24
10/5/2016	USD	404,785	SGD	551,890	(7)
11/2/2016	AUD	984,140	USD	752,642	(14)
11/2/2016	AUD	984,188	USD	752,642	(50)
11/2/2016	AUD	984,166	USD	752,642	(33)
11/2/2016	AUD	984,283	USD	752,642	(123)
11/2/2016	AUD	749,819	USD	573,443	(7)
11/2/2016	CHF	2,884,877	USD	2,980,815	(213)
11/2/2016	CHF	2,884,803	USD	2,980,815	(136)
11/2/2016	CHF	2,884,758	USD	2,980,815	(90)
11/2/2016	CHF	2,884,892	USD	2,980,815	(228)
11/2/2016	CHF	2,197,886	USD	2,271,099	(40)
11/2/2016	DKK	2,039,492	USD	308,189	(43)
11/2/2016	DKK	2,039,257	USD	308,189	(8)
11/2/2016	DKK	2,038,990	USD	308,189	33
11/2/2016	DKK	2,039,410	USD	308,189	(31)
11/2/2016	DKK	1,553,806	USD	234,815	(15)
11/2/2016	EUR	8,625,933	USD	9,707,125	(169)
11/2/2016	EUR	8,626,347	USD	9,707,125	(635)
11/2/2016	EUR	8,626,846	USD	9,707,125	(1,196)
11/2/2016	EUR	8,627,559	USD	9,707,125	(1,998)
11/2/2016	EUR	6,572,288	USD	7,395,907	(293)
11/2/2016	GBP	7,560,118	USD	9,825,870	(821)
11/2/2016	GBP	7,560,013	USD	9,825,870	(684)
11/2/2016	GBP	7,559,874	USD	9,825,870	(503)
11/2/2016	GBP	7,559,466	USD	9,825,870	26
11/2/2016	GBP	5,759,942	USD	7,486,381	(429)
11/2/2016	ILS	651,264	USD	173,651	(16)
11/2/2016	ILS	651,159	USD	173,651	13
11/2/2016	ILS	651,226	USD	173,651	(5)
11/2/2016	ILS	651,295	USD	173,651	(24)
11/2/2016	ILS	496,204	USD	132,309	(9)
11/2/2016	JPY	518,459,173	USD	5,125,662	(290)
11/2/2016	JPY	518,458,148	USD	5,125,662	(280)
11/2/2016	JPY	518,465,836	USD	5,125,662	(356)
11/2/2016	JPY	518,501,716	USD	5,125,662	(711)
11/2/2016	JPY	395,000,197	USD	3,905,271	(55)
11/2/2016	NOK	3,530,936	USD	441,783	(52)
11/2/2016	NOK	3,530,714	USD	441,783	(24)
11/2/2016	NOK	3,530,708	USD	441,783	(23)
11/2/2016	NOK	3,531,419	USD	441,783	(112)
11/2/2016	NOK	2,690,009	USD	336,597	(11)
11/2/2016	NZD	73,560	USD	53,429	—
11/2/2016	NZD	73,563	USD	53,429	(2)
11/2/2016	NZD	73,557	USD	53,429	2
11/2/2016	NZD	73,542	USD	53,429	13
11/2/2016	NZD	56,047	USD	40,708	—
11/2/2016	SEK	14,704,319	USD	1,718,746	(70)
11/2/2016	SEK	14,705,450	USD	1,718,746	(202)
11/2/2016	SEK	14,704,652	USD	1,718,746	(109)
11/2/2016	SEK	14,704,049	USD	1,718,746	(39)
11/2/2016	SEK	11,203,094	USD	1,309,523	(28)
11/3/2016	SGD	733,313	USD	537,894	(69)
11/3/2016	SGD	733,310	USD	537,894	(66)
11/3/2016	SGD	733,263	USD	537,894	(32)
11/3/2016	SGD	733,311	USD	537,894	(67)
11/3/2016	SGD	558,694	USD	409,828	(33)

					$(727,775)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2016

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 13.0%
Ainsworth Game Technology Ltd.	1,049	$1,806
ALS Ltd.	1,263	5,760
Altium Ltd.(a)	434	3,059
Ansell Ltd.	357	6,278
AP Eagers Ltd.(a)	338	2,643
APN Outdoor Group Ltd.	227	955
ARB Corp., Ltd.	153	2,126
Asaleo Care Ltd.	2,140	2,604
AUB Group Ltd.	254	2,158
Austal Ltd.	1,183	1,331
Automotive Holdings Group Ltd.	1,555	5,093
Beacon Lighting Group Ltd.	871	1,080
Blackmores Ltd.(a)	30	2,676
Breville Group Ltd.	465	3,114
Brickworks Ltd.	267	2,848
BT Investment Management Ltd.	965	6,565
Cabcharge Australia Ltd.	656	1,717
carsales.com Ltd.	617	5,642
Cash Converters International Ltd.	2,525	618
Cedar Woods Properties Ltd.	455	1,706
Cleanaway Waste Management Ltd.	3,349	2,870
Corporate Travel Management Ltd.	86	1,162
CSG Ltd.(a)	1,129	1,097
CSR Ltd.	2,756	7,635
Decmil Group Ltd.	1,850	1,479
Dicker Data Ltd.	651	1,171
Downer EDI Ltd.	2,001	8,254
DuluxGroup Ltd.	876	4,424
Eclipx Group Ltd.	654	2,037
ERM Power Ltd.	1,534	1,362
Estia Health Ltd.(a)	781	1,984
Event Hospitality and Entertainment Ltd.	312	3,600
Evolution Mining Ltd.	1,501	2,883
Fairfax Media Ltd.	8,371	6,054
Flight Centre Travel Group Ltd.	375	10,440
Folkestone Education Trust	1,183	2,363
G8 Education Ltd.(a)	1,658	3,857
Genworth Mortgage Insurance Australia Ltd.	4,669	9,611
GrainCorp Ltd. Class A	376	2,259
Greencross Ltd.(a)	311	1,533
GUD Holdings Ltd.	289	2,329
GWA Group Ltd.	587	1,289
HFA Holdings Ltd.	692	1,218
Iluka Resources Ltd.	1,230	5,902
IMF Bentham Ltd.	776	1,099
Infomedia Ltd.	1,742	1,073
Invocare Ltd.	281	2,991
IOOF Holdings Ltd.(a)	1,662	11,027
IPH Ltd.	417	1,819
IRESS Ltd.	529	4,777
JB Hi-Fi Ltd.	355	7,870
Lovisa Holdings Ltd.(a)	403	1,082
MACA Ltd.	3,155	4,189
McMillan Shakespeare Ltd.	298	2,696
Mineral Resources Ltd.	629	5,328
Monadelphous Group Ltd.	811	5,635
Monash IVF Group Ltd.	806	1,517
Mortgage Choice Ltd.	997	1,534
Myer Holdings Ltd.	944	842
MYOB Group Ltd.	671	1,915
MyState Ltd.	555	1,741
Navitas Ltd.	1,376	5,486
NIB Holdings Ltd.	1,208	4,326
Nine Entertainment Co. Holdings Ltd.	7,943	6,413
Northern Star Resources Ltd.	999	3,563
Nufarm Ltd.	184	1,319
Orora Ltd.	3,247	7,827
OZ Minerals Ltd.	817	3,801
Pact Group Holdings Ltd.	1,091	5,268
Perpetual Ltd.	238	8,505
Premier Investments Ltd.	396	4,700
Primary Health Care Ltd.	1,830	5,546
Programmed Maintenance Services Ltd.	1,637	2,036
Qube Holdings Ltd.(a)	1,816	3,238
Regis Healthcare Ltd.	1,428	4,765
Regis Resources Ltd.	1,001	2,957
Retail Food Group Ltd.	554	2,955
Sandfire Resources NL	357	1,377
Select Harvests Ltd.(a)	494	2,143
Servcorp Ltd.	350	2,132
Service Stream Ltd.(a)	460	405
Seven Group Holdings Ltd.	1,600	10,505
Seven West Media Ltd.	9,683	5,409
SG Fleet Group Ltd.	579	1,892
Sigma Pharmaceuticals Ltd.	2,836	3,071
Sims Metal Management Ltd.	445	3,167
Sirtex Medical Ltd.	36	869
Slater & Gordon Ltd.*(a)	3,985	1,144
SmartGroup Corp. Ltd.	188	1,034
Southern Cross Media Group Ltd.	3,834	4,298
Spotless Group Holdings Ltd.	6,405	5,245
Steadfast Group Ltd.	1,478	2,579
Super Retail Group Ltd.	698	5,438
Technology One Ltd.	425	1,932
TFS Corp. Ltd.	850	969
Thorn Group Ltd.	1,255	1,465
Tox Free Solutions Ltd.	410	718
Villa World Ltd.	776	1,366
Virtus Health Ltd.	356	2,098
Webjet Ltd.	330	2,929
WPP AUNZ Ltd.	3,121	2,615

Total Australia		341,232

Austria - 1.3%
ams AG	125	4,062
Austria Technologie & Systemtechnik AG	95	1,168
RHI AG	137	3,643
S IMMO AG*	172	1,811
Schoeller-Bleckmann Oilfield Equipment AG	20	1,326
UNIQA Insurance Group AG	1,954	12,703
Verbund AG	319	5,324
Wienerberger AG	102	1,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2016

Investments	Shares	Value
Zumtobel Group AG	70	$1,352

Total Austria		33,122

Belgium - 1.5%
Cie d’Entreprises CFE	63	6,928
Econocom Group S.A./N.V.	204	3,065
Euronav N.V.	1,487	11,383
Ion Beam Applications	79	4,013
Ontex Group N.V.	92	2,920
Recticel S.A.	153	1,087
Rezidor Hotel Group AB	360	1,567
Warehouses De Pauw CVA	73	7,247

Total Belgium		38,210

China - 1.7%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	1,000	1,472
China South City Holdings Ltd.	41,774	9,264
China Travel International Investment Hong Kong Ltd.	19,956	5,763
CITIC Telecom International Holdings Ltd.	10,678	3,979
Dah Chong Hong Holdings Ltd.	3,779	1,525
Goldpac Group Ltd.	4,835	1,502
Guotai Junan International Holdings Ltd.(a)	17,052	6,464
Shenwan Hongyuan HK Ltd.	2,326	1,215
Shougang Fushan Resources Group Ltd.	19,903	4,491
Sinotruk Hong Kong Ltd.	3,651	1,944
Yuexiu Property Co., Ltd.	52,638	8,280

Total China		45,899

Denmark - 1.3%
Alm Brand A/S	408	3,110
FLSmidth & Co. A/S(a)	103	3,874
Matas A/S	183	3,425
NKT Holding A/S	19	1,225
Per Aarsleff Holding A/S	43	1,032
Rockwool International A/S Class B	11	1,979
Schouw & Co. AB	46	3,003
SimCorp A/S	41	2,382
Spar Nord Bank A/S	582	5,621
Sydbank A/S	241	7,325

Total Denmark		32,976

Finland - 2.8%
Cargotec Oyj Class B	95	4,361
Caverion Corp.	477	3,672
Citycon Oyj	883	2,249
Cramo Oyj	121	3,128
F-Secure Oyj	246	932
HKScan Oyj Class A	306	1,131
Kemira Oyj	623	8,437
Konecranes Oyj	236	8,365
Lassila & Tikanoja Oyj	171	3,315
Oriola-KD Oyj Class B	357	1,625
PKC Group Oyj(a)	93	1,798
Raisio Oyj Class V	497	2,189
Ramirent Oyj	556	4,486
Sanoma Oyj	283	2,697
Suominen Oyj	187	813
Technopolis Oyj(a)	391	1,432
Tieto Oyj	263	8,305
Tikkurila Oyj	170	3,658
Uponor Oyj	192	3,556
Valmet Oyj	375	5,643
YIT Oyj	363	2,925

Total Finland		74,717

France - 2.2%
Albioma S.A.	119	2,058
Alten S.A.	63	4,407
Bourbon Corp.	332	3,869
Coface S.A.	754	5,465
Derichebourg S.A.	284	904
Gaztransport Et Technigaz S.A.(a)	249	7,196
IPSOS	114	3,724
Jacquet Metal Service	111	1,996
Metropole Television S.A.	535	9,656
Neopost S.A.	329	8,885
Rallye S.A.	426	6,990
Tarkett S.A.	86	3,476

Total France		58,626

Germany - 4.2%
Aareal Bank AG	247	8,158
alstria office REIT-AG*	516	7,086
AURELIUS Equity Opportunities SE & Co. KGaA	111	7,008
Aurubis AG	104	5,829
BayWa AG	77	2,503
Bechtle AG	32	3,704
Bertrandt AG	19	2,071
CANCOM SE	18	940
Capital Stage AG(a)	249	1,849
CompuGroup Medical SE	55	2,536
CropEnergies AG	219	1,238
Drillisch AG(a)	215	10,442
Elmos Semiconductor AG	71	1,064
ElringKlinger AG	141	2,502
Gerry Weber International AG	124	1,584
GFT Technologies SE	49	1,009
Grammer AG	20	1,212
Hamburger Hafen und Logistik AG	219	3,331
Indus Holding AG	55	3,133
Leoni AG	95	3,461
MLP AG	409	1,725
Nemetschek SE	24	1,471
Pfeiffer Vacuum Technology AG	27	2,567
RHOEN-KLINIKUM AG	204	6,204
RIB Software AG	95	1,170
Salzgitter AG	40	1,311
SHW AG	26	958
Sixt SE	68	3,832
Takkt AG	131	2,939
TLG Immobilien AG	198	4,472
VTG AG	56	1,589
Wacker Neuson SE	201	2,930
Wuestenrot & Wuerttembergische AG	261	5,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2016

Investments	Shares	Value
Zeal Network SE	60	$2,122

Total Germany		109,190

Hong Kong - 1.0%
Chong Hing Bank Ltd.	1,000	2,011
Chu Kong Shipping Enterprises Group Co., Ltd.	4,407	1,245
Dah Sing Financial Holdings Ltd.	800	5,250
Hongkong & Shanghai Hotels Ltd. (The)	1,549	1,538
Lai Sun Development Co., Ltd.	72,107	1,441
Television Broadcasts Ltd.	3,523	13,445
Tradelink Electronic Commerce Ltd.	6,356	1,270
Vitasoy International Holdings Ltd.	520	1,049

Total Hong Kong		27,249

Indonesia - 0.1%
Bumitama Agri Ltd.	3,847	2,046

Ireland - 0.6%
C&C Group PLC	946	3,923
Fyffes PLC	437	725
Greencore Group PLC	821	3,578
Irish Continental Group PLC	294	1,444
Origin Enterprises PLC	424	2,680
UDG Healthcare PLC	288	2,398

Total Ireland		14,748

Israel - 2.7%
Africa Israel Properties Ltd.	204	3,420
Amot Investments Ltd.	1,018	4,539
Avgol Industries 1953 Ltd.	1,014	1,246
B Communications Ltd.	279	6,536
Delek Automotive Systems Ltd.	476	4,161
Delek Group Ltd.	49	10,178
Direct Insurance Financial Investments Ltd.	223	1,777
El Al Israel Airlines	1,647	1,507
First International Bank of Israel Ltd.	251	3,204
Gazit-Globe Ltd.	800	8,181
Harel Insurance Investments & Financial Services Ltd.	492	1,777
Industrial Buildings Corp., Ltd.	1,909	2,290
Inrom Construction Industries Ltd.	830	2,858
Matrix IT Ltd.	306	2,204
Maytronics Ltd.	480	1,684
Melisron Ltd.	118	5,230
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	35	1,413
Shikun & Binui Ltd.	2,212	4,039
Shufersal Ltd.	581	2,236
Strauss Group Ltd.	135	2,134

Total Israel		70,614

Italy - 4.5%
Anima Holding SpA(b)	1,393	6,810
Ansaldo STS SpA	336	3,927
Ascopiave SpA	1,429	4,320
Astaldi SpA(a)	441	1,664
ASTM SpA	272	2,968
Autogrill SpA	479	4,059
Banca IFIS SpA	136	3,067
Banco Popolare SC	1,772	4,174
BasicNet SpA	384	1,394
Biesse SpA	117	1,853
Cairo Communication SpA	386	1,471
Cerved Information Solutions SpA	439	3,715
Cofide SpA	2,773	1,049
Credito Emiliano SpA	777	4,219
Credito Valtellinese SC	7,736	2,686
ERG SpA	378	4,337
Esprinet SpA	157	873
Geox SpA	606	1,437
Gruppo MutuiOnline SpA	137	1,141
Immobiliare Grande Distribuzione SIIQ SpA	3,459	2,606
Industria Macchine Automatiche SpA	96	6,376
Interpump Group SpA	141	2,404
Iren SpA	4,021	6,923
Italmobiliare SpA	3	151
La Doria SpA	99	961
Maire Tecnimont SpA	607	1,502
MARR SpA	223	4,471
Moleskine SpA	339	920
OVS SpA(b)	515	2,978
RAI Way SpA(b)	191	773
Saras SpA	7,957	12,653
Societa Cattolica di Assicurazioni SCRL	699	3,912
Societa Iniziative Autostradali e Servizi SpA	670	6,400
Tod’s SpA	115	6,073
TREVI - Finanziaria Industriale SpA*	900	1,238
Zignago Vetro SpA	225	1,295

Total Italy		116,800

Japan - 26.5%
77 Bank Ltd. (The)	704	2,857
Accordia Golf Co., Ltd.	182	1,849
Adastria Co., Ltd.	40	914
Aderans Co., Ltd.	150	670
Advantest Corp.(a)	200	2,686
Aichi Steel Corp.	23	1,148
Airport Facilities Co., Ltd.	235	1,167
AIT Corp.	129	1,113
Akita Bank Ltd. (The)	396	1,169
Alinco, Inc.	154	1,419
Amano Corp.	200	3,176
Aomori Bank Ltd. (The)	487	1,539
Aoyama Trading Co., Ltd.	100	3,437
Arakawa Chemical Industries Ltd.	105	1,306
Arcland Sakamoto Co., Ltd.	82	914
Artnature, Inc.	107	682
As One Corp.	35	1,517
Asahi Broadcasting Corp.	208	1,358
ASKUL Corp.	25	942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2016

Investments	Shares	Value
Asunaro Aoki Construction Co., Ltd.	156	$1,043
Avex Group Holdings, Inc.	100	1,352
Awa Bank Ltd. (The)	350	2,143
Azbil Corp.	100	3,002
Bando Chemical Industries Ltd.	89	874
Bank of Iwate Ltd. (The)	33	1,274
Bank of Nagoya Ltd. (The)	49	1,700
Bank of Okinawa Ltd. (The)	42	1,244
Bell System24 Holdings, Inc.	101	866
Belluna Co., Ltd.	155	954
Benesse Holdings, Inc.(a)	201	5,109
Bic Camera, Inc.	149	1,232
BP Castrol K.K.(a)	200	2,558
Bunka Shutter Co., Ltd.	111	877
Calsonic Kansei Corp.	171	1,572
Capcom Co., Ltd.	44	1,075
Cawachi Ltd.	100	2,411
Central Glass Co., Ltd.	207	809
Chiyoda Integre Co., Ltd.	65	1,314
Chofu Seisakusho Co., Ltd.	41	1,069
Chugoku Bank Ltd. (The)(a)	239	2,891
Ci:z Holdings Co., Ltd.	100	2,862
COMSYS Holdings Corp.	200	3,529
CONEXIO Corp.	200	2,755
Cosmo Energy Holdings Co., Ltd.	219	2,731
Daido Metal Co., Ltd.	104	1,131
Daifuku Co., Ltd.	100	1,815
Daihen Corp.	185	979
Daiichi Jitsugyo Co., Ltd.	174	945
Daiichikosho Co., Ltd.	71	2,885
Daiken Corp.	82	1,597
Daikoku Denki Co., Ltd.	71	1,076
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	313	1,518
DCM Holdings Co., Ltd.	234	2,003
Denka Co., Ltd.	373	1,602
Denyo Co., Ltd.	95	983
Descente Ltd.	83	1,066
Dexerials Corp.	255	2,098
DIC Corp.	168	5,160
Dip Corp.(a)	54	1,664
DMG Mori Co., Ltd.	244	2,511
Doshisha Co., Ltd.	46	962
Doutor Nichires Holdings Co., Ltd.	100	1,831
Dowa Holdings Co., Ltd.	427	2,964
Dynam Japan Holdings Co., Ltd.	3,600	5,143
Ebara Corp.	126	3,705
EDION Corp.(a)	200	1,667
Eighteenth Bank Ltd. (The)	551	1,621
Eiken Chemical Co., Ltd.	40	1,149
Elecom Co., Ltd.	100	2,164
Enplas Corp.	47	1,420
Exedy Corp.	30	757
Fancl Corp.	115	1,950
Feed One Co., Ltd.	845	968
FIDEA Holdings Co., Ltd.(a)	1,019	1,590
Financial Products Group Co., Ltd.	95	873
Foster Electric Co., Ltd.	57	1,033
FP Corp.	68	3,801
France Bed Holdings Co., Ltd.	100	868
Fudo Tetra Corp.	1,300	2,182
Fuji Oil Holdings, Inc.	100	2,039
Fujicco Co., Ltd.	80	1,834
Fujikura Ltd.	323	1,745
Fujimi, Inc.	65	974
Fujimori Kogyo Co., Ltd.	71	1,666
Fujitsu General Ltd.	49	1,055
Fukui Bank Ltd. (The)	591	1,494
Fukuyama Transporting Co., Ltd.	309	1,794
Furukawa Electric Co., Ltd.	74	2,004
Future Corp.	200	1,483
Gakkyusha Co., Ltd.	112	1,349
GCA Corp.	105	748
Gfoot Co., Ltd.	110	768
GMO Click Holdings, Inc.	237	1,697
Godo Steel Ltd.	56	986
Gree, Inc.	400	2,232
GS Yuasa Corp.	758	3,099
Gunma Bank Ltd. (The)	887	3,994
Gurunavi, Inc.	81	2,213
Hachijuni Bank Ltd. (The)	984	5,082
Hakuto Co., Ltd.	142	1,298
Hanwa Co., Ltd.	949	5,717
Happinet Corp.(a)	226	2,372
Heiwa Corp.	249	5,508
Hiroshima Bank Ltd. (The)	1,098	4,511
HIS Co., Ltd.	44	1,145
Hitachi Kokusai Electric, Inc.	123	2,251
Hitachi Transport System Ltd.	160	3,174
Hokuetsu Industries Co., Ltd.	289	1,915
Hokuetsu Kishu Paper Co., Ltd.	400	2,398
Hokuhoku Financial Group, Inc.	306	4,085
Hokuto Corp.	63	1,130
Horiba Ltd.	73	3,565
Hyakugo Bank Ltd. (The)	532	1,912
Hyakujushi Bank Ltd. (The)	677	2,052
Ibiden Co., Ltd.	210	2,795
IBJ Leasing Co., Ltd.	139	2,782
Iino Kaiun Kaisha Ltd.	330	1,183
Imasen Electric Industrial	186	1,600
Itochu Enex Co., Ltd.	200	1,527
Iyo Bank Ltd. (The)	430	2,582
J Trust Co., Ltd.	133	1,040
J-Oil Mills, Inc.	35	1,230
Japan Aviation Electronics Industry Ltd.	105	1,628
Japan Pulp & Paper Co., Ltd.	1,000	3,249
Japan Radio Co., Ltd.	74	1,054
Japan Steel Works Ltd. (The)	44	983
Japan Transcity Corp.	275	999
Japan Wool Textile Co., Ltd. (The)	284	2,008
Jimoto Holdings, Inc.	1,400	1,977
Joshin Denki Co., Ltd.	93	795
K’s Holdings Corp.	95	1,562
kabu.com Securities Co., Ltd.	900	3,004
Kadokawa Dwango*	73	1,058
Kamei Corp.	91	788
Kandenko Co., Ltd.	178	1,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2016

Investments	Shares	Value
Kasai Kogyo Co., Ltd.	105	$1,087
Kato Sangyo Co., Ltd.	48	1,130
Kato Works Co., Ltd.	65	1,347
Kawasaki Kisen Kaisha Ltd.	964	2,466
Keiyo Bank Ltd. (The)	602	2,538
Kenedix, Inc.	236	1,044
KFC Holdings Japan Ltd.	80	1,459
Kitagawa Iron Works Co., Ltd.	70	1,152
Kitano Construction Corp.	563	1,462
Kito Corp.	120	1,149
Kitz Corp.	300	1,650
Koa Corp.	192	1,634
Kobe Bussan Co., Ltd.	36	993
Komeri Co., Ltd.	100	2,419
Konaka Co., Ltd.	250	1,168
Krosaki Harima Corp.	493	1,266
Kumagai Gumi Co., Ltd.	312	801
Kurabo Industries Ltd.	637	1,201
Kureha Corp.	34	1,219
KYB Corp.	800	3,547
KYORIN Holdings, Inc.	73	1,643
Kyoto Kimono Yuzen Co., Ltd.	132	1,133
Kyowa Exeo Corp.(a)	200	2,830
Kyudenko Corp.	36	1,315
Leopalace21 Corp.	189	1,239
Life Corp.	75	2,377
Macnica Fuji Electronics Holdings, Inc.	152	1,728
Maeda Corp.	141	1,192
Maeda Road Construction Co., Ltd.	142	2,525
Makino Milling Machine Co., Ltd.	252	1,535
Mandom Corp.	21	957
Mani, Inc.	54	1,204
Marubun Corp.	184	1,061
Marvelous, Inc.(a)	126	976
Matsui Securities Co., Ltd.	529	4,294
Megmilk Snow Brand Co., Ltd.	68	2,475
Meidensha Corp.	264	863
Meiko Network Japan Co., Ltd.	80	709
Meisei Industrial Co., Ltd.	198	939
Meitec Corp.	77	2,696
Micronics Japan Co., Ltd.	91	1,210
Mie Bank Ltd. (The)	90	1,768
Miraca Holdings, Inc.	80	3,958
Mirait Holdings Corp.(a)	200	1,695
Mitsubishi Shokuhin Co., Ltd.	100	3,234
Mitsubishi Steel Manufacturing Co., Ltd.	737	1,215
Mitsui Home Co., Ltd.	302	1,411
Mitsui Mining & Smelting Co., Ltd.	1,000	2,074
Mitsui Sugar Co., Ltd.	53	1,279
Mitsui-Soko Holdings Co., Ltd.	451	1,425
Miyazaki Bank Ltd. (The)	583	1,537
Mochida Pharmaceutical Co., Ltd.	21	1,638
Modec, Inc.	100	1,770
Monex Group, Inc.(a)	800	1,864
Morinaga & Co., Ltd.	29	1,382
Musashi Seimitsu Industry Co., Ltd.	100	2,330
Nachi-Fujikoshi Corp.	623	2,264
Nagaileben Co., Ltd.	100	2,211
Nakanishi, Inc.	39	1,415
NEC Networks & System Integration Corp.	106	1,795
NHK Spring Co., Ltd.	454	4,362
Nichias Corp.	149	1,311
Nichiha Corp.	54	1,197
Nichireki Co., Ltd.	187	1,352
Nihon House Holdings Co., Ltd.	527	2,129
Nihon Nohyaku Co., Ltd.	223	1,121
Nihon Parkerizing Co., Ltd.	140	2,023
Nihon Unisys Ltd.	200	2,552
Nikkon Holdings Co., Ltd.	150	3,238
Nippo Corp.	112	2,116
Nippon Coke & Engineering Co., Ltd.	1,974	1,598
Nippon Denko Co., Ltd.	494	829
Nippon Electric Glass Co., Ltd.	764	3,923
Nippon Flour Mills Co., Ltd.	82	1,246
Nippon Kayaku Co., Ltd.	263	2,818
Nippon Koei Co., Ltd.	397	1,823
Nippon Light Metal Holdings Co., Ltd.	1,200	2,571
Nippon Paper Industries Co., Ltd.(a)	200	3,636
Nippon Parking Development Co., Ltd.(a)	791	1,101
Nippon Road Co., Ltd. (The)	393	1,572
Nippon Soda Co., Ltd.	241	1,023
Nippon Steel & Sumikin Bussan Corp.	62	2,169
Nippon Suisan Kaisha Ltd.	180	770
Nippon Thompson Co., Ltd.	248	911
Nippon Valqua Industries Ltd.	121	1,647
Nipro Corp.	290	3,663
Nishi-Nippon Railroad Co., Ltd.	257	1,228
Nishimatsu Construction Co., Ltd.	750	3,474
Nissan Shatai Co., Ltd.	200	1,825
Nissha Printing Co., Ltd.	34	835
Nisshin Oillio Group Ltd. (The)	211	977
Nisshin Steel Co., Ltd.	200	2,692
Nisshinbo Holdings, Inc.	300	2,951
Nissin Electric Co., Ltd.	140	2,314
Nissin Kogyo Co., Ltd.	100	1,512
Nitta Corp.	56	1,394
Nitto Boseki Co., Ltd.	311	1,013
Noevir Holdings Co., Ltd.	73	2,220
NOF Corp.	173	1,748
Nohmi Bosai Ltd.	100	1,480
Nomura Co., Ltd.	90	1,390
NTN Corp.	924	3,184
Obara Group, Inc.	36	1,408
Ohsho Food Service Corp.	78	3,054
Oita Bank Ltd. (The)	665	2,404
Okamura Corp.	111	1,069
Okasan Securities Group, Inc.	790	4,018
Oki Electric Industry Co., Ltd.	200	2,670
OKUMA Corp.	225	1,704
Okumura Corp.	452	2,553
Onward Holdings Co., Ltd.	321	2,305
Open House Co., Ltd.	65	1,379
PAL GROUP Holdings Co., Ltd.	45	1,038
Paltac Corp.	100	2,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2016

Investments	Shares	Value
PanaHome Corp.	230	$1,822
Penta-Ocean Construction Co., Ltd.	300	1,700
Plenus Co., Ltd.	100	1,823
Prima Meat Packers Ltd.	289	1,039
Raysum Co., Ltd.(a)	122	766
Relia, Inc.	188	1,673
Relo Group, Inc.	6	994
Rengo Co., Ltd.	550	3,357
Resorttrust, Inc.(a)	126	2,548
Ricoh Leasing Co., Ltd.	77	2,119
Riken Corp.	54	1,850
Roland DG Corp.	68	1,520
Round One Corp.	330	2,232
Ryobi Ltd.	181	797
Ryoden Corp.	181	1,130
Sac’s Bar Holdings, Inc.	106	1,136
Saizeriya Co., Ltd.	46	1,042
Sakai Chemical Industry Co., Ltd.	356	1,150
Sakata INX Corp.	180	2,163
San-A Co., Ltd.	17	848
San-Ai Oil Co., Ltd.	129	874
Sanden Holdings Corp.	427	1,265
Sangetsu Corp.	96	1,849
Sankyu, Inc.	328	1,869
Sanoh Industrial Co., Ltd.	372	2,281
Sanwa Holdings Corp.	300	2,877
Sanyo Chemical Industries Ltd.	27	1,135
Sanyo Denki Co., Ltd.	248	1,352
Sanyo Special Steel Co., Ltd.	229	1,275
Sanyo Trading Co., Ltd.	87	1,070
Sato Holdings Corp.	40	868
SBI Holdings, Inc.	504	5,953
Seikagaku Corp.	61	996
Seiko Holdings Corp.	477	1,493
Sekisui Plastics Co., Ltd.	137	981
Senko Co., Ltd.	280	1,941
SFP Dining Co., Ltd.	72	997
Shiga Bank Ltd. (The)	420	2,032
Shikoku Chemicals Corp.	112	1,014
Shima Seiki Manufacturing Ltd.	100	2,709
Shimachu Co., Ltd.	53	1,312
Shinagawa Refractories Co., Ltd.	680	1,276
Shinmaywa Industries Ltd.	201	1,320
Shinsho Corp.	100	1,733
Ship Healthcare Holdings, Inc.	100	3,051
Shoei Co., Ltd.	77	1,360
Showa Denko K.K.	300	3,754
Showa Sangyo Co., Ltd.	252	1,314
Skylark Co., Ltd.	269	3,613
Sparx Group Co., Ltd.(a)	609	1,083
St. Marc Holdings Co., Ltd.	45	1,228
Starts Corp., Inc.	66	1,216
Sumco Corp.	396	3,211
Sumitomo Bakelite Co., Ltd.	233	1,210
Sumitomo Densetsu Co., Ltd.	91	944
Sumitomo Forestry Co., Ltd.	200	2,656
Sumitomo Mitsui Construction Co., Ltd.	1,666	1,563
Sumitomo Osaka Cement Co., Ltd.	559	2,583
Sumitomo Riko Co., Ltd.	101	943
Sumitomo Seika Chemicals Co., Ltd.	25	894
Sumitomo Warehouse Co., Ltd. (The)	322	1,701
T-Gaia Corp.	200	2,844
Tabuchi Electric Co., Ltd.	428	1,420
Tadano Ltd.	227	2,210
Taiho Kogyo Co., Ltd.	107	1,172
Taikisha Ltd.	43	1,058
Taiyo Holdings Co., Ltd.	59	2,016
Takara Holdings, Inc.	200	1,860
Takeuchi Manufacturing Co., Ltd.	53	881
TASAKI & Co., Ltd.	57	838
Tatsuta Electric Wire and Cable Co., Ltd.(a)	568	1,991
TechnoPro Holdings, Inc.	73	2,743
TIS, Inc.	60	1,546
TOA Corp.	116	1,042
Tocalo Co., Ltd.	88	1,913
Tochigi Bank Ltd. (The)	344	1,386
Toda Corp.	404	2,114
Toenec Corp.	217	1,061
Toho Bank Ltd. (The)	614	2,146
Toho Holdings Co., Ltd.	62	1,307
Tokai Tokyo Financial Holdings, Inc.(a)	1,118	5,355
Tokyo Dome Corp.	129	1,201
Tokyo Seimitsu Co., Ltd.	100	2,648
Tokyo Steel Manufacturing Co., Ltd.	157	1,054
Tokyo Tekko Co., Ltd.	252	1,000
Tokyo TY Financial Group, Inc.	48	1,329
Tokyotokeiba Co., Ltd.	804	1,596
Tokyu Construction Co., Ltd.	200	1,987
TOMONY Holdings, Inc.(a)	501	2,315
Tomy Co., Ltd.	100	1,049
Tonami Holdings Co., Ltd.	282	746
Topy Industries Ltd.	45	913
Toshiba Machine Co., Ltd.	452	1,540
Toshiba Plant Systems & Services Corp.	103	1,655
Totetsu Kogyo Co., Ltd.	49	1,398
Towa Bank Ltd. (The)	1,473	1,295
Towa Pharmaceutical Co., Ltd.	18	728
Toyo Ink SC Holdings Co., Ltd.	644	2,868
Toyo Kohan Co., Ltd.	312	869
Toyo Securities Co., Ltd.	1,012	1,799
Toyo Tire & Rubber Co., Ltd.	237	3,300
Toyobo Co., Ltd.	1,870	3,121
Transcosmos, Inc.	76	1,996
TS Tech Co., Ltd.	99	2,482
Tsubaki Nakashima Co., Ltd.	93	1,397
Tsubakimoto Chain Co.	283	2,169
Tsugami Corp.	233	1,210
Tsumura & Co.(a)	113	3,197
UACJ Corp.	567	1,685
UKC Holdings Corp.	54	880
Union Tool Co.	37	979
United Super Markets Holdings, Inc.	88	866
Valor Holdings Co., Ltd.	100	2,803
Vital KSK Holdings, Inc.(a)	200	2,109
Wacoal Holdings Corp.	269	3,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2016

Investments	Shares	Value
Wacom Co., Ltd.	318	$958
Weathernews, Inc.	28	838
YAMABIKO Corp.	159	1,421
Yamagata Bank Ltd. (The)	343	1,440
Yamanashi Chuo Bank Ltd. (The)	419	1,796
Yaoko Co., Ltd.	20	786
Yellow Hat Ltd.	100	2,047
Yokohama Reito Co., Ltd.	200	2,117
Yondoshi Holdings, Inc.	42	970
Yumeshin Holdings Co., Ltd.	500	3,822
Yurtec Corp.	112	615
Yushin Precision Equipment Co., Ltd.	49	1,232
Zeon Corp.	270	2,378
ZERIA Pharmaceutical Co., Ltd.	100	1,685
Zojirushi Corp.	44	713

Total Japan		693,755

Netherlands - 1.6%
Arcadis N.V.	346	4,981
BE Semiconductor Industries N.V.	165	5,637
Beter Bed Holding N.V.	104	2,327
Brunel International N.V.	339	5,934
Corbion N.V.	185	4,984
Flow Traders(b)	196	5,965
IMCD Group N.V.	51	2,241
Koninklijke BAM Groep N.V.	218	1,011
Refresco Group N.V.(b)	187	3,110
TKH Group N.V. CVA	92	3,596
Wessanen	90	1,156

Total Netherlands		40,942

New Zealand - 3.6%
Air New Zealand Ltd.	9,029	12,213
EBOS Group Ltd.	516	7,073
Freightways Ltd.	691	3,301
Genesis Energy Ltd.	6,291	9,561
Heartland Bank Ltd.	2,958	3,248
Infratil Ltd.	2,256	5,315
Kathmandu Holdings Ltd.	1,170	1,727
Kiwi Property Group Ltd.	5,227	5,702
Mainfreight Ltd.	245	3,162
NZX Ltd.	3,652	2,815
Port of Tauranga Ltd.	178	2,537
SKY Network Television Ltd.	2,185	7,818
SKYCITY Entertainment Group Ltd.	2,442	8,133
Steel & Tube Holdings Ltd.	1,309	2,123
Trade Me Group Ltd.	1,750	7,152
TrustPower Ltd.	538	3,013
Z Energy Ltd.	1,619	9,890

Total New Zealand		94,783

Norway - 3.2%
AF Gruppen ASA	133	2,629
Aker ASA Class A	359	12,352
Atea ASA*	520	5,270
Austevoll Seafood ASA	1,428	12,016
Borregaard ASA	318	2,855
Entra ASA(b)	500	5,599
Kongsberg Gruppen ASA	153	2,374
Norway Royal Salmon ASA	88	1,552
Ocean Yield ASA	880	7,239
Protector Forsikring ASA	225	2,140
Selvaag Bolig ASA	393	1,987
SpareBank 1 Nord Norge	406	2,103
SpareBank 1 SMN	522	3,641
SpareBank 1 SR-Bank ASA	779	4,445
Sparebanken Vest	154	769
TGS Nopec Geophysical Co. ASA	143	2,576
Tomra Systems ASA	264	3,064
Veidekke ASA	442	6,802
XXL ASA(b)	234	3,206

Total Norway		82,619

Portugal - 1.2%
CTT-Correios de Portugal S.A.	885	5,962
Mota-Engil, SGPS, S.A.	1,182	2,270
Navigator Co. S.A. (The)	4,931	14,186
Pharol, SGPS, S.A.	10,858	2,929
REN - Redes Energeticas Nacionais, SGPS, S.A.	2,307	6,749

Total Portugal		32,096

Singapore - 2.8%
Accordia Golf Trust	8,865	4,389
Asian Pay Television Trust	13,701	5,125
Boustead Singapore Ltd.	1,685	1,001
China Aviation Oil Singapore Corp., Ltd.(a)	1,234	1,213
Chip Eng Seng Corp., Ltd.	2,705	1,260
CWT Ltd.	2,100	3,080
First Resources Ltd.(a)	1,227	1,647
GuocoLand Ltd.	2,000	2,926
Hyflux Ltd.	2,430	847
Keppel Infrastructure Trust	4,661	1,726
M1 Ltd.	4,515	7,947
Raffles Medical Group Ltd.	3,000	3,366
RHT Health Trust	5,168	3,961
Riverstone Holdings Ltd.	1,174	775
Sembcorp Marine Ltd.	7,103	6,799
Sheng Siong Group Ltd.	5,700	4,431
SMRT Corp., Ltd.(a)	3,600	4,436
Super Group Ltd.	3,139	1,830
United Engineers Ltd.	2,400	4,348
Venture Corp., Ltd.	1,408	9,315
Yanlord Land Group Ltd.	2,709	2,782

Total Singapore		73,204

Spain - 1.2%
Applus Services S.A.	189	1,922
Cie Automotive S.A.	177	3,485
Duro Felguera S.A.*(a)	970	1,297
Faes Farma S.A.	837	3,231
Obrascon Huarte Lain S.A.(a)	775	3,110
Papeles y Cartones de Europa S.A.	222	1,195
Sacyr S.A.*	1,967	4,152
Saeta Yield S.A.	491	4,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2016

Investments	Shares	Value
Tecnicas Reunidas S.A.	231	$9,007

Total Spain		32,282

Sweden - 5.7%
Acando AB	735	1,896
AddTech AB Class B	100	1,567
AF AB Class B	202	3,937
Alimak Group AB(b)	128	1,319
Atrium Ljungberg AB Class B	267	4,662
Avanza Bank Holding AB	89	3,522
B&B Tools AB Class B	40	894
Bilia AB Class A	163	4,024
Bjorn Borg AB*	210	1,022
Bravida Holding AB(b)	324	2,156
Bulten AB	126	1,434
Capio AB(b)	183	1,021
Clas Ohlson AB Class B	191	2,976
Cloetta AB Class B	533	1,935
Com Hem Holding AB	394	3,647
Coor Service Management Holding AB(b)	372	2,540
Dustin Group AB(b)	244	1,752
Eltel AB(b)	128	1,281
Evolution Gaming Group AB(b)	40	1,305
Granges AB	178	1,818
Haldex AB	134	1,885
Hemfosa Fastigheter AB	398	4,320
HIQ International AB*	259	1,844
Holmen AB Class B	206	7,348
Indutrade AB	186	3,995
Inwido AB	124	1,679
ITAB Shop Concept AB Class B	173	1,595
JM AB	226	6,183
KappAhl AB	245	1,250
Kungsleden AB	536	3,926
Lagercrantz Group AB Class B	96	947
Lindab International AB	147	1,446
Loomis AB Class B	191	5,908
Mekonomen AB	124	2,417
Modern Times Group MTG AB Class B	263	6,744
MQ Holding AB	268	1,060
Munksjo Oyj*	120	1,607
Mycronic AB	498	6,220
NetEnt AB*	312	2,859
Nobia AB	442	4,202
Nobina AB(b)	421	2,678
Nordax Group AB(b)	178	999
NP3 Fastigheter AB	315	1,820
Peab AB	852	7,359
Ratos AB Class B	1,596	7,589
Rottneros AB	1,242	957
Scandi Standard AB	189	1,406
SkiStar AB	127	2,053
Sweco AB Class B	225	4,643
Thule Group AB(b)	98	1,676
Wihlborgs Fastigheter AB	218	4,644

Total Sweden		147,967

Switzerland - 1.3%
Ascom Holding AG Registered Shares	90	1,625
Cembra Money Bank AG*	132	10,376
GAM Holding AG*	950	9,094
Gategroup Holding AG*	37	2,014
Implenia AG Registered Shares	50	3,543
Kudelski S.A. Bearer Shares*	109	2,035
Mobilezone Holding AG Registered Shares	116	1,705
u-blox Holding AG*	6	1,299
Valiant Holding AG Registered Shares	34	3,134

Total Switzerland		34,825

United Arab Emirates - 0.1%
Gulf Marine Services PLC	2,152	1,405

United Kingdom - 15.6%
A.G. Barr PLC	344	2,292
Abcam PLC	203	2,215
Acacia Mining PLC	230	1,486
Assura PLC	4,454	3,373
AVEVA Group PLC	104	2,697
BCA Marketplace PLC	1,163	2,719
BGEO Group PLC	116	4,376
Big Yellow Group PLC	386	3,911
Bloomsbury Publishing PLC	799	1,598
Bodycote PLC	758	5,795
Bovis Homes Group PLC	494	5,615
Card Factory PLC	1,914	7,638
Carillion PLC	2,678	8,624
Chesnara PLC	283	1,215
Cineworld Group PLC	702	5,289
Clarkson PLC(a)	75	2,042
Clinigen Healthcare Ltd.	196	1,825
Computacenter PLC	316	2,914
Concentric AB	150	2,022
Connect Group PLC	1,422	2,794
Countrywide PLC	1,038	2,918
Cranswick PLC	94	2,855
Crest Nicholson Holdings PLC	747	4,379
Dart Group PLC	99	539
De La Rue PLC	633	4,892
Debenhams PLC	5,947	4,307
Dechra Pharmaceuticals PLC	158	2,859
DFS Furniture PLC	934	3,071
Diploma PLC	280	3,197
Drax Group PLC	921	3,654
E2V Technologies PLC	489	1,523
Electrocomponents PLC	2,004	8,838
Elementis PLC	2,420	6,850
Epwin Group PLC	797	1,139
esure Group PLC	1,741	6,866
Euromoney Institutional Investor PLC	205	2,953
Exova Group PLC	507	1,307
FDM Group Holdings PLC	310	2,464
Fenner PLC	1,492	3,876
Fidessa Group PLC	131	4,089
Foxtons Group PLC	1,860	2,422
Galliford Try PLC	447	7,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2016

Investments	Shares	Value
GAME Digital PLC(a)	1,430	$1,393
Gamma Communications PLC	167	1,094
Genus PLC	89	2,252
Go-Ahead Group PLC	125	3,298
Halfords Group PLC	768	3,498
Hastings Group Holdings PLC(b)	980	2,942
Henry Boot PLC	692	1,771
Hill & Smith Holdings PLC	250	3,683
HomeServe PLC	700	5,238
Huntsworth PLC	1,677	937
Ibstock PLC(b)	957	2,008
Indivior PLC	2,471	9,838
ITE Group PLC	998	2,107
J D Wetherspoon PLC	182	2,223
James Fisher & Sons PLC	83	1,756
James Halstead PLC	285	1,661
John Laing Group PLC(b)	942	3,334
John Menzies PLC	216	1,636
Johnson Service Group PLC	987	1,397
JRP Group PLC	1,922	3,346
Kcom Group PLC	2,589	3,901
Keller Group PLC	220	2,509
Kier Group PLC	451	7,692
Ladbrokes PLC(a)	2,405	4,374
Laird PLC	1,044	4,303
Lavendon Group PLC	1,021	1,790
LSL Property Services PLC	509	1,412
M&C Saatchi PLC	298	1,430
Marshalls PLC	658	2,438
Marston’s PLC	2,246	4,277
McCarthy & Stone PLC(b)	270	585
McKay Securities PLC	714	1,883
Melrose Industries PLC	3,301	7,483
Millennium & Copthorne Hotels PLC	540	3,051
Mitchells & Butlers PLC	1,094	3,905
Mitie Group PLC	973	2,424
MJ Gleeson PLC	196	1,502
Morgan Advanced Materials PLC	1,282	4,823
N Brown Group PLC	1,852	4,569
Northgate PLC	585	3,283
Numis Corp. PLC	450	1,280
OneSavings Bank PLC	657	2,165
Oxford Instruments PLC	115	946
Pagegroup PLC	2,186	9,547
Pan African Resources PLC	4,536	1,252
PayPoint PLC	275	3,687
Pets at Home Group PLC	1,152	3,520
Photo-Me International PLC	1,524	3,068
Premier Farnell PLC	1,882	4,498
PZ Cussons PLC	867	4,095
Renishaw PLC	159	5,446
Restaurant Group PLC (The)	853	4,258
Ricardo PLC	96	1,203
Robert Walters PLC	321	1,501
RWS Holdings PLC	507	1,645
Safestore Holdings PLC	472	2,361
Senior PLC	1,219	3,628
Servelec Group PLC	201	736
Shanks Group PLC	1,312	1,858
SIG PLC	2,152	3,251
Speedy Hire PLC	1,211	562
Spire Healthcare Group PLC(b)	399	2,045
Spirent Communications PLC	1,670	1,779
SSP Group PLC	854	3,549
Stagecoach Group PLC	2,334	6,406
SThree PLC	492	1,590
Stock Spirits Group PLC	516	1,034
SuperGroup PLC	53	1,035
Synthomer PLC	765	3,669
Telecom Plus PLC	274	3,937
Telit Communications PLC(a)	252	884
Topps Tiles PLC	729	1,063
Tullett Prebon PLC	893	3,870
U & I Group PLC	1,088	2,484
Unite Group PLC (The)	519	4,278
Urban & Civic PLC	489	1,429
Utilitywise PLC	422	691
Vedanta Resources PLC	1,668	12,632
Vertu Motors PLC	2,147	1,297
Vesuvius PLC	1,197	5,455
Victrex PLC	286	5,825
Virgin Money Holdings UK PLC	586	2,369
Wilmington PLC	597	1,978
Xaar PLC	171	1,111
Zoopla Property Group PLC(b)	455	1,923

Total United Kingdom		409,023

TOTAL COMMON STOCKS (Cost: $2,385,232)		2,608,330

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%

United States - 3.8%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c) (Cost: $97,828)(d)	97,828	97,828

TOTAL INVESTMENTS IN SECURITIES - 103.5% (Cost: $2,483,060)		2,706,158
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.5)%		(90,998)

NET ASSETS - 100.0%		$2,615,160

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.
(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $107,363 and the total market value of the collateral held by the Fund was $114,027. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $16,199.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
10/4/2016	AUD	11,970	USD	8,989	$(171)
10/4/2016	AUD	15,711	USD	11,797	(226)
10/4/2016	AUD	15,709	USD	11,797	(224)
10/4/2016	AUD	15,710	USD	11,797	(225)
10/4/2016	AUD	15,710	USD	11,797	(225)
10/4/2016	CHF	3,794	USD	3,869	(45)
10/4/2016	CHF	4,975	USD	5,073	(59)
10/4/2016	CHF	4,975	USD	5,073	(59)
10/4/2016	CHF	4,975	USD	5,073	(59)
10/4/2016	CHF	4,975	USD	5,073	(59)
10/4/2016	DKK	17,337	USD	2,598	(19)
10/4/2016	DKK	22,728	USD	3,405	(25)
10/4/2016	DKK	22,723	USD	3,405	(24)
10/4/2016	DKK	22,723	USD	3,405	(24)
10/4/2016	DKK	22,724	USD	3,405	(25)
10/4/2016	EUR	38,318	USD	42,738	(324)
10/4/2016	EUR	50,294	USD	56,093	(428)
10/4/2016	EUR	50,293	USD	56,093	(426)
10/4/2016	EUR	50,294	USD	56,093	(427)
10/4/2016	EUR	50,296	USD	56,093	(430)
10/4/2016	GBP	212	AUD	360	(1)
10/4/2016	GBP	199	CHF	251	—
10/4/2016	GBP	76	DKK	650	—
10/4/2016	GBP	1,272	NOK	13,175	(4)
10/4/2016	GBP	42,864	USD	56,168	488
10/4/2016	GBP	56,242	USD	73,715	657
10/4/2016	GBP	56,241	USD	73,715	657
10/4/2016	GBP	56,241	USD	73,715	658
10/4/2016	GBP	56,242	USD	73,715	657
10/4/2016	NOK	51,125	USD	6,130	(267)
10/4/2016	NOK	67,061	USD	8,040	(351)
10/4/2016	NOK	67,057	USD	8,040	(350)
10/4/2016	NOK	67,056	USD	8,040	(350)
10/4/2016	NOK	67,061	USD	8,040	(351)
10/4/2016	NZD	3,753	USD	2,719	(10)
10/4/2016	NZD	4,918	USD	3,563	(14)
10/4/2016	NZD	4,918	USD	3,563	(13)
10/4/2016	NZD	4,921	USD	3,563	(16)
10/4/2016	NZD	4,918	USD	3,563	(13)
10/4/2016	SEK	101,031	USD	11,800	7
10/4/2016	SEK	132,579	USD	15,483	8
10/4/2016	SEK	132,569	USD	15,483	9
10/4/2016	SEK	132,567	USD	15,483	10
10/4/2016	SEK	132,576	USD	15,483	8
10/4/2016	USD	436	AUD	571	1
10/4/2016	USD	11,705	AUD	15,297	1
10/4/2016	USD	11,705	AUD	15,295	—
10/4/2016	USD	11,705	AUD	15,296	—
10/4/2016	USD	8,921	AUD	11,658	—
10/4/2016	USD	11,705	AUD	15,295	—
10/4/2016	USD	188	CHF	182	(1)
10/4/2016	USD	5,034	CHF	4,880	—
10/4/2016	USD	5,034	CHF	4,880	—
10/4/2016	USD	3,837	CHF	3,720	—
10/4/2016	USD	5,034	CHF	4,880	—
10/4/2016	USD	5,034	CHF	4,880	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2016

10/4/2016	USD	126	DKK	833	—
10/4/2016	USD	3,379	DKK	22,389	—
10/4/2016	USD	3,379	DKK	22,389	—
10/4/2016	USD	3,379	DKK	22,391	—
10/4/2016	USD	2,576	DKK	17,069	—
10/4/2016	USD	3,379	DKK	22,389	—
10/4/2016	USD	2,073	EUR	1,839	(7)
10/4/2016	USD	55,657	EUR	49,531	6
10/4/2016	USD	55,657	EUR	49,526	—
10/4/2016	USD	55,657	EUR	49,524	(1)
10/4/2016	USD	42,409	EUR	37,738	1
10/4/2016	USD	1,090	EUR	970	—
10/4/2016	USD	55,657	EUR	49,526	—
10/4/2016	USD	2,725	GBP	2,100	3
10/4/2016	USD	73,143	GBP	56,307	—
10/4/2016	USD	73,143	GBP	56,305	(2)
10/4/2016	USD	73,143	GBP	56,309	2
10/4/2016	USD	55,731	GBP	42,902	(1)
10/4/2016	USD	73,143	GBP	56,307	—
10/4/2016	USD	297	NOK	2,406	4
10/4/2016	USD	7,978	NOK	63,763	—
10/4/2016	USD	7,978	NOK	63,764	—
10/4/2016	USD	6,081	NOK	48,602	—
10/4/2016	USD	7,978	NOK	63,778	2
10/4/2016	USD	7,978	NOK	63,763	—
10/4/2016	USD	132	NZD	182	—
10/4/2016	USD	3,536	NZD	4,862	—
10/4/2016	USD	3,536	NZD	4,862	—
10/4/2016	USD	3,536	NZD	4,861	(1)
10/4/2016	USD	2,695	NZD	3,706	—
10/4/2016	USD	3,536	NZD	4,862	—
10/4/2016	USD	572	SEK	4,874	(3)
10/4/2016	USD	15,363	SEK	131,624	—
10/4/2016	USD	15,363	SEK	131,621	—
10/4/2016	USD	15,363	SEK	131,622	—
10/4/2016	USD	11,708	SEK	100,309	—
10/4/2016	USD	15,363	SEK	131,621	—
10/5/2016	GBP	43	ILS	210	—
10/5/2016	GBP	750	JPY	98,637	—
10/5/2016	HKD	2,000	JPY	26,124	—
10/5/2016	ILS	21,389	USD	5,657	(44)
10/5/2016	ILS	28,071	USD	7,423	(58)
10/5/2016	ILS	28,070	USD	7,423	(58)
10/5/2016	ILS	28,071	USD	7,423	(58)
10/5/2016	ILS	28,070	USD	7,423	(58)
10/5/2016	JPY	5,473,082	USD	52,994	(1,055)
10/5/2016	JPY	7,183,441	USD	69,552	(1,388)
10/5/2016	JPY	7,183,226	USD	69,552	(1,386)
10/5/2016	JPY	7,183,254	USD	69,552	(1,386)
10/5/2016	JPY	7,183,921	USD	69,552	(1,393)
10/5/2016	NZD	200	JPY	14,761	—
10/5/2016	SEK	500	JPY	5,909	—
10/5/2016	SGD	8,189	USD	6,008	2
10/5/2016	SGD	10,743	USD	7,880	1
10/5/2016	SGD	10,741	USD	7,880	2
10/5/2016	SGD	10,741	USD	7,880	2
10/5/2016	SGD	10,742	USD	7,880	2
10/5/2016	USD	274	ILS	1,027	—
10/5/2016	USD	7,365	ILS	27,635	—
10/5/2016	USD	7,365	ILS	27,633	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2016

10/5/2016	USD	7,365	ILS	27,637	1
10/5/2016	USD	5,615	ILS	21,068	—
10/5/2016	USD	7,365	ILS	27,634	—
10/5/2016	USD	2,571	JPY	258,007	(23)
10/5/2016	USD	69,012	JPY	6,988,168	(1)
10/5/2016	USD	69,012	JPY	6,989,121	9
10/5/2016	USD	69,012	JPY	6,988,362	1
10/5/2016	USD	52,583	JPY	5,324,707	1
10/5/2016	USD	5,181	JPY	525,000	3
10/5/2016	USD	69,012	JPY	6,988,196	—
10/5/2016	USD	291	SGD	396	(1)
10/5/2016	USD	7,819	SGD	10,661	—
10/5/2016	USD	7,819	SGD	10,661	—
10/5/2016	USD	7,819	SGD	10,661	—
10/5/2016	USD	5,961	SGD	8,128	—
10/5/2016	USD	7,819	SGD	10,661	—
11/2/2016	AUD	15,841	USD	12,115	—
11/2/2016	AUD	15,844	USD	12,115	(2)
11/2/2016	AUD	15,842	USD	12,115	(1)
11/2/2016	AUD	12,072	USD	9,232	—
11/2/2016	AUD	15,841	USD	12,115	—
11/2/2016	CHF	5,046	USD	5,214	—
11/2/2016	CHF	5,046	USD	5,214	—
11/2/2016	CHF	3,845	USD	3,973	—
11/2/2016	CHF	5,046	USD	5,214	—
11/2/2016	CHF	5,046	USD	5,214	—
11/2/2016	DKK	22,897	USD	3,460	—
11/2/2016	DKK	22,894	USD	3,460	—
11/2/2016	DKK	22,896	USD	3,460	—
11/2/2016	DKK	17,462	USD	2,639	—
11/2/2016	DKK	22,895	USD	3,460	—
11/2/2016	EUR	50,560	USD	56,887	(12)
11/2/2016	EUR	50,551	USD	56,887	(1)
11/2/2016	EUR	50,553	USD	56,887	(4)
11/2/2016	EUR	38,518	USD	43,343	(4)
11/2/2016	EUR	50,552	USD	56,887	(2)
11/2/2016	GBP	55,939	USD	72,706	(4)
11/2/2016	GBP	55,936	USD	72,706	—
11/2/2016	GBP	55,941	USD	72,706	(6)
11/2/2016	GBP	42,619	USD	55,396	(1)
11/2/2016	GBP	55,939	USD	72,706	(4)
11/2/2016	ILS	27,693	USD	7,384	(1)
11/2/2016	ILS	27,694	USD	7,384	(1)
11/2/2016	ILS	27,691	USD	7,384	—
11/2/2016	ILS	21,106	USD	5,627	(1)
11/2/2016	ILS	27,693	USD	7,384	(1)
11/2/2016	JPY	7,439,256	USD	73,547	(4)
11/2/2016	JPY	7,439,867	USD	73,547	(10)
11/2/2016	JPY	7,439,242	USD	73,547	(4)
11/2/2016	JPY	5,668,238	USD	56,039	(2)
11/2/2016	JPY	7,438,940	USD	73,547	(1)
11/2/2016	NOK	67,908	USD	8,497	—
11/2/2016	NOK	67,908	USD	8,497	—
11/2/2016	NOK	51,747	USD	6,475	—
11/2/2016	NOK	67,921	USD	8,497	(2)
11/2/2016	NOK	67,906	USD	8,497	—
11/2/2016	NZD	4,611	USD	3,350	1
11/2/2016	NZD	4,612	USD	3,350	—
11/2/2016	NZD	4,612	USD	3,350	—
11/2/2016	NZD	3,519	USD	2,556	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2016

11/2/2016	NZD	4,612	USD	3,350	—
11/2/2016	SEK	225,594	USD	26,369	(1)
11/2/2016	SEK	225,599	USD	26,369	(2)
11/2/2016	SEK	225,590	USD	26,369	(1)
11/2/2016	SEK	171,904	USD	20,093	(1)
11/2/2016	SEK	225,589	USD	26,369	(1)
11/3/2016	SGD	10,792	USD	7,916	(1)
11/3/2016	SGD	10,792	USD	7,916	(1)
11/3/2016	SGD	10,791	USD	7,916	—
11/3/2016	SGD	8,228	USD	6,035	(1)
11/3/2016	SGD	10,791	USD	7,916	(1)

					$(9,043)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS - 100.0%

Japan - 100.0%

Air Freight & Logistics - 0.4%
Kintetsu World Express, Inc.(a)	300	$3,860
Mitsui-Soko Holdings Co., Ltd.	1,000	3,160
Shibusawa Warehouse Co., Ltd. (The)	2,000	5,668
Yamato Holdings Co., Ltd.	300	6,943

Total Air Freight & Logistics		19,631

Airlines - 0.5%
ANA Holdings, Inc.	3,000	8,109
Japan Airlines Co., Ltd.	600	17,532

Total Airlines		25,641

Auto Components - 4.3%
Aisin Seiki Co., Ltd.	300	13,613
Bridgestone Corp.	1,500	54,896
Denso Corp.	1,300	51,350
Eagle Industry Co., Ltd.	300	3,626
Exedy Corp.	100	2,522
FCC Co., Ltd.	100	2,134
Keihin Corp.	200	3,142
Koito Manufacturing Co., Ltd.	200	9,638
NGK Spark Plug Co., Ltd.	300	5,235
Nifco, Inc.	100	5,273
NOK Corp.	300	6,491
Stanley Electric Co., Ltd.	200	5,346
Sumitomo Electric Industries Ltd.	1,000	13,983
Sumitomo Rubber Industries Ltd.	600	8,994
Tokai Rika Co., Ltd.	100	1,938
Toyoda Gosei Co., Ltd.	300	6,912
Toyota Boshoku Corp.	200	4,432
TS Tech Co., Ltd.	100	2,507
Yokohama Rubber Co., Ltd. (The)	300	4,752

Total Auto Components		206,784

Automobiles - 10.8%
Fuji Heavy Industries Ltd.	1,500	55,621
Honda Motor Co., Ltd.	2,700	76,988
Isuzu Motors Ltd.	1,200	13,977
Mazda Motor Corp.	500	7,562
Mitsubishi Motors Corp.	1,200	5,558
Nissan Motor Co., Ltd.	9,100	88,309
Suzuki Motor Corp.	400	13,272
Toyota Motor Corp.	4,430	252,812
Yamaha Motor Co., Ltd.	400	7,979

Total Automobiles		522,078

Banks - 10.2%
77 Bank Ltd. (The)	1,000	4,059
Aozora Bank Ltd.	3,000	10,280
Ashikaga Holdings Co., Ltd.	1,000	3,555
Bank of Kyoto Ltd. (The)	1,000	7,248
Chiba Bank Ltd. (The)	1,000	5,629
Daishi Bank Ltd. (The)	1,000	3,812
Ehime Bank Ltd. (The)	400	5,016
Fukui Bank Ltd. (The)(a)	2,000	5,056
Fukuoka Financial Group, Inc.	2,000	8,236
Gunma Bank Ltd. (The)	1,000	4,503
Hachijuni Bank Ltd. (The)	1,200	6,198
Hiroshima Bank Ltd. (The)	1,000	4,108
Hokuetsu Bank Ltd. (The)	100	2,102
Hokuhoku Financial Group, Inc.	400	5,336
Hyakujushi Bank Ltd. (The)	1,000	3,032
Iyo Bank Ltd. (The)	500	3,002
Joyo Bank Ltd. (The)	1,000	4,236
Juroku Bank Ltd. (The)	1,000	2,834
Keiyo Bank Ltd. (The)	1,000	4,217
Kyushu Financial Group, Inc.	500	3,377
Mitsubishi UFJ Financial Group, Inc.	23,000	114,722
Mizuho Financial Group, Inc.	54,100	90,073
Musashino Bank Ltd. (The)	200	5,017
Nishi-Nippon City Bank Ltd. (The)	2,000	4,236
North Pacific Bank Ltd.	1,600	5,625
Ogaki Kyoritsu Bank Ltd. (The)	1,000	3,308
Oita Bank Ltd. (The)	2,000	7,229
Resona Holdings, Inc.	5,300	22,102
Seven Bank Ltd.(a)	1,500	4,770
Shizuoka Bank Ltd. (The)	1,000	7,940
Sumitomo Mitsui Financial Group, Inc.	3,100	103,471
Sumitomo Mitsui Trust Holdings, Inc.	700	22,604
Suruga Bank Ltd.	200	4,758

Total Banks		491,691

Beverages - 1.2%
Asahi Group Holdings Ltd.	400	14,481
Coca-Cola East Japan Co., Ltd.	200	4,315
Coca-Cola West Co., Ltd.	200	5,568
Ito En Ltd.	200	7,071
Kirin Holdings Co., Ltd.	1,000	16,506
Suntory Beverage & Food Ltd.	200	8,591

Total Beverages		56,532

Building Products - 1.0%
Aica Kogyo Co., Ltd.	200	5,275
Asahi Glass Co., Ltd.	2,000	12,838
Daikin Industries Ltd.	200	18,468
Sanwa Holdings Corp.	400	3,836
TOTO Ltd.	200	7,495

Total Building Products		47,912

Capital Markets - 1.8%
Daiwa Securities Group, Inc.	4,000	22,294
Ichiyoshi Securities Co., Ltd.	300	2,260
IwaiCosmo Holdings, Inc.(a)	600	5,185
Japan Exchange Group, Inc.	1,100	17,000
kabu.com Securities Co., Ltd.	1,200	4,005
Matsui Securities Co., Ltd.	300	2,435
Nomura Holdings, Inc.	4,100	18,062
Okasan Securities Group, Inc.	1,000	5,086
SBI Holdings, Inc.	300	3,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2016

Investments	Shares	Value
Tokai Tokyo Financial Holdings, Inc.	1,200	$5,747

Total Capital Markets		85,617

Chemicals - 4.3%
Asahi Kasei Corp.	2,000	15,816
DIC Corp.	100	3,071
Hitachi Chemical Co., Ltd.	300	6,832
JSR Corp.	500	7,796
Kaneka Corp.	1,000	7,851
Kansai Paint Co., Ltd.	200	4,351
Kuraray Co., Ltd.	600	8,834
Lintec Corp.	100	1,984
Mitsubishi Chemical Holdings Corp.	2,100	13,027
Mitsubishi Gas Chemical Co., Inc.	500	7,115
Mitsui Chemicals, Inc.	1,000	4,710
Nihon Parkerizing Co., Ltd.	300	4,334
Nippon Paint Holdings Co., Ltd.	200	6,616
Nippon Shokubai Co., Ltd.	100	6,192
Nippon Valqua Industries Ltd.	400	5,435
Nissan Chemical Industries Ltd.	200	6,034
Nitto Denko Corp.	100	6,425
Shin-Etsu Chemical Co., Ltd.	400	27,658
Showa Denko K.K.	500	6,256
Sumitomo Chemical Co., Ltd.	3,000	13,183
Taiyo Holdings Co., Ltd.	100	3,417
Taiyo Nippon Sanso Corp.	500	5,165
Teijin Ltd.	200	3,847
Toagosei Co., Ltd.	400	4,313
Toray Industries, Inc.	1,000	9,668
Tosoh Corp.	1,000	6,103
Toyo Ink SC Holdings Co., Ltd.	1,000	4,454
Toyobo Co., Ltd.	2,000	3,338
Ube Industries Ltd.	1,000	1,896

Total Chemicals		205,721

Commercial Services & Supplies - 1.0%
Dai Nippon Printing Co., Ltd.	1,000	9,737
Kokuyo Co., Ltd.	200	2,891
Okamura Corp.	400	3,851
Park24 Co., Ltd.	200	6,478
Secom Co., Ltd.	200	14,829
Toppan Printing Co., Ltd.	1,000	8,967

Total Commercial Services & Supplies		46,753

Construction & Engineering - 1.1%
COMSYS Holdings Corp.	200	3,529
Kajima Corp.	1,000	6,952
Kinden Corp.	400	4,582
Kyowa Exeo Corp.(a)	200	2,830
Obayashi Corp.	900	8,861
Shimizu Corp.	1,000	8,887
Taikisha Ltd.	200	4,922
Taisei Corp.	1,000	7,456
Toda Corp.	1,000	5,234

Total Construction & Engineering		53,253

Construction Materials - 0.1%
Taiheiyo Cement Corp.	1,000	2,854

Containers & Packaging - 0.1%
Toyo Seikan Group Holdings Ltd.(a)	200	3,500

Distributors - 0.2%
Canon Marketing Japan, Inc.	200	3,697
Paltac Corp.	200	4,659

Total Distributors		8,356

Diversified Financial Services - 0.1%
IBJ Leasing Co., Ltd.	300	6,005

Diversified Telecommunication Services - 2.4%
Nippon Telegraph & Telephone Corp.	2,500	113,909

Electric Utilities - 0.6%
Chubu Electric Power Co., Inc.	600	8,686
Chugoku Electric Power Co., Inc. (The)(a)	600	7,507
Hokuriku Electric Power Co.(a)	500	6,058
Shikoku Electric Power Co., Inc.	300	2,948
Tohoku Electric Power Co., Inc.	400	5,194

Total Electric Utilities		30,393

Electrical Equipment - 1.4%
Fuji Electric Co., Ltd.	1,000	4,542
Furukawa Electric Co., Ltd.	100	2,701
GS Yuasa Corp.	1,000	4,088
Idec Corp.	500	4,612
Mabuchi Motor Co., Ltd.	100	5,471
Mitsubishi Electric Corp.	2,000	25,329
Nidec Corp.	200	18,293
Nitto Kogyo Corp.	300	3,905

Total Electrical Equipment		68,941

Electronic Equipment, Instruments & Components - 3.1%
Alps Electric Co., Ltd.	200	4,740
Amano Corp.	200	3,176
Azbil Corp.(a)	200	6,004
Canon Electronics, Inc.	300	4,737
Dexerials Corp.	400	3,290
Enplas Corp.	100	3,022
Hamamatsu Photonics K.K.	100	3,046
Hitachi High-Technologies Corp.	200	7,930
Hitachi Ltd.	5,000	23,137
Kyocera Corp.	400	19,051
Kyosan Electric Manufacturing Co., Ltd.	1,000	3,782
Macnica Fuji Electronics Holdings, Inc.	300	3,410
Murata Manufacturing Co., Ltd.	200	25,735
Nippon Electric Glass Co., Ltd.	1,000	5,135
Oki Electric Industry Co., Ltd.	200	2,670
Omron Corp.	300	10,680
Satori Electric Co., Ltd.	600	4,225
TDK Corp.	100	6,616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2016

Investments	Shares	Value
Yaskawa Electric Corp.	200	$2,959
Yokogawa Electric Corp.	400	5,273

Total Electronic Equipment, Instruments & Components		148,618

Food & Staples Retailing - 1.9%
Aeon Co., Ltd.	800	11,763
Arcs Co., Ltd.	200	4,971
Axial Retailing, Inc.	100	3,461
Cawachi Ltd.	200	4,823
FamilyMart UNY Holdings Co., Ltd.	255	16,972
Lawson, Inc.	100	7,871
Seven & I Holdings Co., Ltd.	700	32,883
Sundrug Co., Ltd.	100	8,345

Total Food & Staples Retailing		91,089

Food Products - 0.9%
Ajinomoto Co., Inc.	300	6,644
Kewpie Corp.	200	6,152
Megmilk Snow Brand Co., Ltd.	100	3,639
MEIJI Holdings Co., Ltd.	100	9,865
Nissin Foods Holdings Co., Ltd.	100	6,054
Toyo Suisan Kaisha Ltd.	200	8,433
Yakult Honsha Co., Ltd.	100	4,483

Total Food Products		45,270

Gas Utilities - 0.5%
Osaka Gas Co., Ltd.(a)	2,000	8,337
Saibu Gas Co., Ltd.(a)	2,000	4,918
Tokyo Gas Co., Ltd.	3,000	13,260

Total Gas Utilities		26,515

Health Care Equipment & Supplies - 0.8%
Hoya Corp.	400	15,950
Nihon Kohden Corp.	100	2,410
Nipro Corp.	400	5,052
Sysmex Corp.	100	7,347
Terumo Corp.	200	7,633

Total Health Care Equipment & Supplies		38,392

Health Care Providers & Services - 0.4%
Alfresa Holdings Corp.(a)	200	4,201
Medipal Holdings Corp.	200	3,443
Miraca Holdings, Inc.	100	4,947
Ship Healthcare Holdings, Inc.	100	3,051
Suzuken Co., Ltd.	100	3,279

Total Health Care Providers & Services		18,921

Health Care Technology - 0.1%
M3, Inc.	100	3,397

Hotels, Restaurants & Leisure - 0.5%
Accordia Golf Co., Ltd.	500	5,081
McDonald’s Holdings Co., Japan Ltd.	200	5,885
Oriental Land Co., Ltd.	100	6,057
Round One Corp.	600	4,059
Skylark Co., Ltd.	400	5,372

Total Hotels, Restaurants & Leisure		26,454

Household Durables - 2.2%
Fuji Corp., Ltd.	600	4,065
Haseko Corp.	200	1,906
Iida Group Holdings Co., Ltd.	400	7,995
Nihon House Holdings Co., Ltd.	1,200	4,847
Nikon Corp.	300	4,456
Panasonic Corp.	3,300	32,653
Sangetsu Corp.	200	3,851
Sekisui Chemical Co., Ltd.	600	8,562
Sekisui House Ltd.	1,200	20,275
Sony Corp.	400	13,007
Starts Corp., Inc.	200	3,683
Sumitomo Forestry Co., Ltd.	200	2,656

Total Household Durables		107,956

Household Products - 0.3%
Pigeon Corp.	200	6,004
Unicharm Corp.	300	7,728

Total Household Products		13,732

Independent Power & Renewable Electricity Producers - 0.1%
Electric Power Development Co., Ltd.	300	7,163

Industrial Conglomerates - 0.1%
Nisshinbo Holdings, Inc.	300	2,951
Seibu Holdings, Inc.	200	3,282

Total Industrial Conglomerates		6,233

Insurance - 4.2%
Dai-ichi Life Insurance Co., Ltd. (The)	1,700	23,024
Japan Post Holdings Co., Ltd.	4,300	53,631
Japan Post Insurance Co., Ltd.	800	17,364
MS&AD Insurance Group Holdings, Inc.	1,000	27,547
Sompo Japan Nipponkoa Holdings, Inc.	300	8,785
Sony Financial Holdings, Inc.	1,000	13,637
T&D Holdings, Inc.	1,200	13,385
Tokio Marine Holdings, Inc.	1,200	45,433

Total Insurance		202,806

Internet & Catalog Retail - 0.2%
Rakuten, Inc.	400	5,179
Start Today Co., Ltd.	300	5,125

Total Internet & Catalog Retail		10,304

Internet Software & Services - 0.7%
GMO Internet, Inc.(a)	200	2,663
Kakaku.com, Inc.	100	1,800
Mixi, Inc.	200	7,179
Yahoo Japan Corp.	5,500	21,834

Total Internet Software & Services		33,476

IT Services - 1.1%
Fujitsu Ltd.	2,000	10,665
Itochu Techno-Solutions Corp.	200	5,111
Nomura Research Institute Ltd.	200	6,853
NS Solutions Corp.	100	1,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2016

Investments	Shares	Value
NTT Data Corp.	200	$9,934
Obic Co., Ltd.	100	5,283
Otsuka Corp.	100	4,716
SCSK Corp.	100	4,024
Transcosmos, Inc.	200	5,254

Total IT Services		53,576

Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	300	9,110
Heiwa Corp.	200	4,424
Sankyo Co., Ltd.	200	6,794
Sega Sammy Holdings, Inc.	700	9,919
Yamaha Corp.	200	6,419

Total Leisure Products		36,666

Machinery - 6.0%
Alinco, Inc.	600	5,528
Amada Holdings Co., Ltd.	600	6,186
Daifuku Co., Ltd.	200	3,630
DMG Mori Co., Ltd.	200	2,058
Ebara Corp.	200	5,872
FANUC Corp.	300	50,392
Giken Ltd.	200	3,683
Hino Motors Ltd.	1,100	11,634
Hitachi Construction Machinery Co., Ltd.	300	5,922
Hoshizaki Corp.	100	9,065
IHI Corp.	1,000	2,864
JTEKT Corp.	500	7,416
Kawasaki Heavy Industries Ltd.	3,000	9,184
Komatsu Ltd.	1,600	36,261
Kubota Corp.	1,100	16,441
Kurita Water Industries Ltd.	200	4,720
Makita Corp.	200	14,141
Minebea Co., Ltd.	700	6,525
Mitsubishi Heavy Industries Ltd.	5,000	20,693
Miura Co., Ltd.	200	3,976
Nabtesco Corp.	200	5,619
Nachi-Fujikoshi Corp.	1,000	3,634
Noritake Co., Ltd.	200	4,612
NSK Ltd.	1,200	12,158
NTN Corp.	2,000	6,893
OSG Corp.	100	1,978
Shinmaywa Industries Ltd.	1,000	6,567
Sodick Co., Ltd.	200	1,475
Sumitomo Heavy Industries Ltd.	2,000	9,757
Tadano Ltd.	400	3,895
THK Co., Ltd.	200	3,895

Total Machinery		286,674

Marine - 0.3%
Kawasaki Kisen Kaisha Ltd.(a)	2,000	5,115
Mitsui OSK Lines Ltd.	2,000	4,602
Nippon Yusen K.K.	3,000	5,570

Total Marine		15,287

Media - 0.6%
CyberAgent, Inc.	200	5,909
Daiichikosho Co., Ltd.	100	4,064
Dentsu, Inc.	200	10,093
Hakuhodo DY Holdings, Inc.	400	4,653
Toho Co., Ltd.	100	3,298

Total Media		28,017

Metals & Mining - 1.7%
Daido Steel Co., Ltd.	1,000	4,552
Dowa Holdings Co., Ltd.	1,000	6,942
Hitachi Metals Ltd.	600	7,300
JFE Holdings, Inc.	500	7,214
Mitsubishi Materials Corp.	200	5,411
Mitsui Mining & Smelting Co., Ltd.	1,000	2,074
Nippon Light Metal Holdings Co., Ltd.	1,600	3,428
Nippon Steel & Sumitomo Metal Corp.	1,100	22,339
Nisshin Steel Co., Ltd.	200	2,692
Sumitomo Metal Mining Co., Ltd.	1,000	13,692
Yamato Kogyo Co., Ltd.	200	5,874

Total Metals & Mining		81,518

Multiline Retail - 0.6%
Isetan Mitsukoshi Holdings Ltd.	500	4,883
Izumi Co., Ltd.	100	4,281
J. Front Retailing Co., Ltd.	600	7,791
Marui Group Co., Ltd.(a)	200	2,623
Takashimaya Co., Ltd.	1,000	8,157

Total Multiline Retail		27,735

Oil, Gas & Consumable Fuels - 0.9%
Idemitsu Kosan Co., Ltd.	200	4,108
JX Holdings, Inc.	4,900	19,699
Showa Shell Sekiyu K.K.	1,000	9,233
TonenGeneral Sekiyu K.K.	1,000	10,072

Total Oil, Gas & Consumable Fuels		43,112

Paper & Forest Products - 0.2%
Nippon Paper Industries Co., Ltd.	200	3,636
Oji Holdings Corp.	2,000	7,861

Total Paper & Forest Products		11,497

Personal Products - 0.8%
Kao Corp.	400	22,480
Pola Orbis Holdings, Inc.	100	8,897
Shiseido Co., Ltd.	200	5,262

Total Personal Products		36,639

Pharmaceuticals - 5.5%
Astellas Pharma, Inc.	2,500	38,846
Chugai Pharmaceutical Co., Ltd.	500	17,948
Daiichi Sankyo Co., Ltd.	1,100	26,233
Eisai Co., Ltd.	300	18,625
Hisamitsu Pharmaceutical Co., Inc.	100	5,362
Kaken Pharmaceutical Co., Ltd.	100	6,103
KYORIN Holdings, Inc.	100	2,251
Kyowa Hakko Kirin Co., Ltd.	300	4,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2016

Investments	Shares	Value
Mitsubishi Tanabe Pharma Corp.	600	$12,769
Ono Pharmaceutical Co., Ltd.	300	8,314
Otsuka Holdings Co., Ltd.	600	27,190
Santen Pharmaceutical Co., Ltd.	200	2,929
Shionogi & Co., Ltd.	200	10,175
Sumitomo Dainippon Pharma Co., Ltd.(a)	400	7,691
Takeda Pharmaceutical Co., Ltd.	1,500	71,441
Tsumura & Co.	100	2,829

Total Pharmaceuticals		263,405

Professional Services - 0.5%
Recruit Holdings Co., Ltd.	500	20,293
TechnoPro Holdings, Inc.	100	3,758

Total Professional Services		24,051

Real Estate Management & Development - 1.9%
Aeon Mall Co., Ltd.	200	3,136
Airport Facilities Co., Ltd.	1,000	4,967
Daito Trust Construction Co., Ltd.	100	15,973
Daiwa House Industry Co., Ltd.	800	21,769
Hulic Co., Ltd.	600	6,073
Mitsui Fudosan Co., Ltd.	1,000	21,088
Nomura Real Estate Holdings, Inc.	300	5,025
NTT Urban Development Corp.	400	3,843
Open House Co., Ltd.	100	2,122
Sumitomo Real Estate Sales Co., Ltd.	100	2,022
Sun Frontier Fudousan Co., Ltd.	200	2,005
Tokyo Tatemono Co., Ltd.	200	2,384
Tokyu Fudosan Holdings Corp.	600	3,229

Total Real Estate Management & Development		93,636

Road & Rail - 1.9%
Central Japan Railway Co.	100	16,995
East Japan Railway Co.	200	17,933
Hankyu Hanshin Holdings, Inc.	200	6,853
Kintetsu Group Holdings Co., Ltd.	1,000	4,177
Nagoya Railroad Co., Ltd.	1,000	5,422
Nikkon Holdings Co., Ltd.	100	2,159
Nippon Express Co., Ltd.	1,000	4,641
Seino Holdings Co., Ltd.	400	4,175
Senko Co., Ltd.	600	4,160
Tobu Railway Co., Ltd.	1,000	5,066
Tokyu Corp.	1,000	7,584
West Japan Railway Co.	200	12,320

Total Road & Rail		91,485

Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp.	400	5,372
Disco Corp.	100	11,742
Mimasu Semiconductor Industry Co., Ltd.	300	3,537
Sumco Corp.	500	4,054
Tokyo Electron Ltd.	200	17,532
Tokyo Seimitsu Co., Ltd.	200	5,295

Total Semiconductors & Semiconductor Equipment		47,532

Software - 0.8%
Capcom Co., Ltd.	100	2,444
GungHo Online Entertainment, Inc.	1,300	3,171
Konami Holdings Corp.	200	7,693
Nexon Co., Ltd.	100	1,555
NSD Co., Ltd.	200	3,196
Oracle Corp.	200	11,238
Square Enix Holdings Co., Ltd.	200	6,853
Trend Micro, Inc.	100	3,466

Total Software		39,616

Specialty Retail - 1.8%
ABC-Mart, Inc.	100	6,774
Aoyama Trading Co., Ltd.	100	3,437
DCM Holdings Co., Ltd.	500	4,281
Fast Retailing Co., Ltd.	100	31,887
Hikari Tsushin, Inc.	100	9,243
K’s Holdings Corp.	200	3,288
Kohnan Shoji Co., Ltd.	200	3,865
PAL GROUP Holdings Co., Ltd.	100	2,307
Sanrio Co., Ltd.	200	3,644
Shimachu Co., Ltd.	100	2,475
T-Gaia Corp.	200	2,844
USS Co., Ltd.	400	6,707
Yamada Denki Co., Ltd.(a)	1,200	5,925

Total Specialty Retail		86,677

Technology Hardware, Storage & Peripherals - 3.3%
Brother Industries Ltd.	500	8,695
Canon, Inc.	3,200	92,383
FUJIFILM Holdings Corp.	300	11,015
Konica Minolta, Inc.	1,100	9,233
NEC Corp.	3,000	7,673
Ricoh Co., Ltd.	1,400	12,581
Seiko Epson Corp.	800	15,263

Total Technology Hardware, Storage & Peripherals		156,843

Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp.	100	1,998
Seiko Holdings Corp.	1,000	3,130

Total Textiles, Apparel & Luxury Goods		5,128

Tobacco - 2.3%
Japan Tobacco, Inc.	2,700	109,824

Trading Companies & Distributors - 5.2%
Inaba Denki Sangyo Co., Ltd.	200	7,169
ITOCHU Corp.	3,200	39,880
Japan Pulp & Paper Co., Ltd.	2,000	6,498
Marubeni Corp.	3,500	17,817
MISUMI Group, Inc.	200	3,721
Mitsubishi Corp.	2,300	51,899
Mitsui & Co., Ltd.	4,600	63,164
Shinsho Corp.	400	6,960
Sojitz Corp.	2,200	5,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2016

Investments	Shares	Value
Sumitomo Corp.(a)	2,800	$31,051
Toyota Tsusho Corp.	500	11,509
Yamazen Corp.(a)	500	3,797
Yuasa Trading Co., Ltd.	100	2,280

Total Trading Companies & Distributors		251,328

Transportation Infrastructure - 0.1%
Japan Airport Terminal Co., Ltd.	100	3,787

Wireless Telecommunication Services - 5.1%
KDDI Corp.	3,000	92,282
NTT DOCOMO, Inc.	5,100	129,030
SoftBank Group Corp.	400	25,762

Total Wireless Telecommunication Services		247,074

TOTAL COMMON STOCKS (Cost: $4,367,816)		4,817,004

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b) (Cost: $92,740)(c)	92,740	$92,740

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $4,460,556)		4,909,744
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.9)%		(92,162)

NET ASSETS - 100.0%		$4,817,582

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.
(c)	At September 30, 2016, the total market value of the Fund’s securities on loan was $88,141 and the total market value of the collateral held by the Fund was $92,740.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
10/5/2016	JPY	39,252,951	USD	380,073	$(7,568)
10/5/2016	JPY	51,521,199	USD	498,842	(9,954)
10/5/2016	JPY	51,519,653	USD	498,842	(9,939)
10/5/2016	JPY	51,519,853	USD	498,842	(9,941)
10/5/2016	JPY	51,524,641	USD	498,842	(9,988)
10/5/2016	USD	6,000	JPY	602,071	(54)
10/5/2016	USD	497,582	JPY	50,386,646	9
10/5/2016	USD	497,582	JPY	50,385,252	(4)
10/5/2016	USD	379,113	JPY	38,390,081	7
10/5/2016	USD	497,582	JPY	50,392,119	64
10/5/2016	USD	497,582	JPY	50,385,451	(2)
11/2/2016	JPY	51,840,029	USD	512,509	(28)
11/2/2016	JPY	51,840,131	USD	512,509	(29)
11/2/2016	JPY	39,496,916	USD	390,486	(16)
11/2/2016	JPY	51,844,385	USD	512,509	(71)
11/2/2016	JPY	51,837,927	USD	512,509	(7)

					$(47,521)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

Brazil - 9.7%
AES Tiete Energia S.A.	301	$1,483
Alupar Investimento S.A.	427	2,125
Ambev S.A.	9,924	60,543
Banco Bradesco S.A.	1,202	10,489
Banco do Brasil S.A.	3,308	23,215
Banco Santander Brasil S.A.	2,907	19,685
BB Seguridade Participacoes S.A.	1,303	11,984
BM&FBovespa S.A.	802	4,150
BR Malls Participacoes S.A.*	391	1,480
BRF S.A.	200	3,406
BTG Pactual Group	379	1,658
CCR S.A.	1,704	8,885
CETIP S.A. - Mercados Organizados	200	2,640
Cia de Saneamento Basico do Estado de Sao Paulo	301	2,797
Cia Hering	301	1,666
Cia Paranaense de Energia	301	1,960
Cia Siderurgica Nacional S.A.*	1,704	4,768
Cielo S.A.	701	7,015
Cosan S.A. Industria e Comercio	200	2,321
EcoRodovias Infraestrutura e Logistica S.A.*	1,103	3,018
Embraer S.A.	200	862
Engie Brasil Energia S.A.	501	5,937
Equatorial Energia S.A.	100	1,549
Ez Tec Empreendimentos e Participacoes S.A.	316	1,480
Gerdau S.A.	300	605
Grendene S.A.	301	1,656
Itau Unibanco Holding S.A.	401	3,851
JBS S.A.	601	2,187
Klabin S.A.	301	1,579
Kroton Educacional S.A.	401	1,825
Light S.A.	501	2,449
Localiza Rent a Car S.A.	100	1,221
Lojas Renner S.A.	200	1,506
Mahle-Metal Leve S.A.	200	1,428
MRV Engenharia e Participacoes S.A.	501	1,841
Multiplan Empreendimentos Imobiliarios S.A.	100	1,945
Multiplus S.A.	200	2,708
Natura Cosmeticos S.A.	501	4,816
Odontoprev S.A.	501	1,994
Porto Seguro S.A.	200	1,836
Raia Drogasil S.A.	100	2,040
Smiles S.A.	200	3,322
Sul America S.A.	100	500
TIM Participacoes S.A.	802	1,950
TOTVS S.A.	200	1,870
Transmissora Alianca de Energia Eletrica S.A.	601	3,881
Ultrapar Participacoes S.A.	200	4,374
Vale S.A.	4,110	22,531
Via Varejo S.A.	802	1,572
WEG S.A.	601	3,267

Total Brazil		263,870

Chile - 1.9%
AES Gener S.A.	2,250	741
Aguas Andinas S.A. Class A	5,644	3,618
Banco de Chile	42,161	4,702
Banco de Credito e Inversiones	47	2,123
Banco Santander Chile	96,903	5,006
CAP S.A.	424	2,306
Cencosud S.A.	727	2,180
Cia Cervecerias Unidas S.A.	136	1,372
Colbun S.A.	4,686	932
Empresa Nacional de Electricidad S.A.	1,561	1,033
Empresa Nacional de Telecomunicaciones S.A.*	179	1,747
Empresas CMPC S.A.	531	1,055
Empresas COPEC S.A.	580	5,414
Enersis Americas S.A.	25,482	4,158
Inversiones Aguas Metropolitanas S.A.	1,068	1,906
Inversiones La Construccion S.A.	109	1,250
Itau CorpBanca	251,398	2,211
Ripley Corp. S.A.	3,642	2,237
S.A.C.I. Falabella	597	4,369
Sociedad Matriz del Banco de Chile S.A. Class B	4,494	1,432
SONDA S.A.	684	1,322

Total Chile		51,114

China - 22.3%
AAC Technologies Holdings, Inc.	500	5,025
Agricultural Bank of China Ltd. Class H	20,000	8,561
Anhui Conch Cement Co., Ltd. Class H	1,000	2,740
ANTA Sports Products Ltd.	1,000	2,714
BAIC Motor Corp., Ltd. Class H(a)	1,500	1,578
Bank of China Ltd. Class H	50,000	22,821
Bank of Communications Co., Ltd. Class H	19,000	14,478
Beijing Enterprises Holdings Ltd.	500	2,534
Beijing Enterprises Water Group Ltd.*	2,000	1,351
Belle International Holdings Ltd.	11,000	7,545
Brilliance China Automotive Holdings Ltd.	2,000	2,243
Central China Securities Co., Ltd. Class H	1,000	467
China Communications Construction Co., Ltd. Class H	1,000	1,051
China Conch Venture Holdings Ltd.	1,000	1,949
China Construction Bank Corp. Class H	146,000	108,240
China Everbright Bank Co., Ltd. Class H	4,000	1,862
China Everbright International Ltd.	1,000	1,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2016

Investments	Shares	Value
China Evergrande Group	8,000	$5,405
China Galaxy Securities Co., Ltd. Class H	1,500	1,367
China Gas Holdings Ltd.	2,000	3,172
China Hongqiao Group Ltd.	5,500	4,950
China International Marine Containers Group Co., Ltd. Class H	800	941
China Jinmao Holdings Group Ltd.	8,000	2,465
China Lesso Group Holdings Ltd.	1,000	678
China Life Insurance Co., Ltd. Class H	2,000	5,157
China Lilang Ltd.	2,000	1,135
China Medical System Holdings Ltd.	1,000	1,681
China Mengniu Dairy Co., Ltd.	1,000	1,857
China Merchants Bank Co., Ltd. Class H	1,500	3,779
China Merchants Port Holdings Co., Ltd.	55	146
China Minsheng Banking Corp., Ltd. Class H	2,000	2,305
China Mobile Ltd.	8,500	102,853
China National Building Material Co., Ltd. Class H	2,000	887
China Oilfield Services Ltd. Class H	2,000	1,735
China Overseas Land & Investment Ltd.	2,000	6,782
China Pacific Insurance Group Co., Ltd. Class H	600	2,216
China Petroleum & Chemical Corp. Class H	16,000	11,656
China Pioneer Pharma Holdings Ltd.	2,000	567
China Power International Development Ltd.	4,000	1,537
China Power New Energy Development Co., Ltd.	1,000	631
China Resources Cement Holdings Ltd.	6,000	2,398
China Resources Land Ltd.	2,000	5,570
China Resources Power Holdings Co., Ltd.	2,000	3,445
China Shenhua Energy Co., Ltd. Class H	2,500	4,887
China Shineway Pharmaceutical Group Ltd.	1,000	1,026
China South City Holdings Ltd.	6,000	1,331
China State Construction International Holdings Ltd.	2,000	2,630
China Telecom Corp., Ltd. Class H	4,000	2,017
China Travel International Investment Hong Kong Ltd.	4,000	1,155
China Unicom Hong Kong Ltd.	6,000	7,202
China Vanke Co., Ltd. Class H	500	1,296
China Yongda Automobiles Services Holdings Ltd.	1,000	460
China Zhongwang Holdings Ltd.	4,800	2,315
CIFI Holdings Group Co., Ltd.	6,000	1,880
CITIC Ltd.	8,000	11,408
CITIC Securities Co., Ltd. Class H	500	1,061
CITIC Telecom International Holdings Ltd.	3,000	1,118
CNOOC Ltd.	37,000	45,893
Cosmo Lady China Holdings Co., Ltd.(a)	1,000	413
Country Garden Holdings Co., Ltd.	18,000	9,492
CPMC Holdings Ltd.	1,000	503
CSPC Pharmaceutical Group Ltd.	2,000	2,001
Far East Horizon Ltd.	2,000	1,888
Golden Eagle Retail Group Ltd.	1,000	1,274
Guangdong Investment Ltd.	2,000	3,177
Guangzhou Automobile Group Co., Ltd. Class H	2,000	2,571
Guotai Junan International Holdings Ltd.	4,000	1,516
Haitian International Holdings Ltd.	1,000	1,968
Haitong Securities Co., Ltd. Class H	800	1,353
Hengan International Group Co., Ltd.	500	4,145
Huadian Power International Corp., Ltd. Class H	2,000	897
Huaneng Power International, Inc. Class H	4,000	2,501
Huishang Bank Corp., Ltd. Class H	3,000	1,539
Industrial & Commercial Bank of China Ltd. Class H	50,000	31,266
Intime Retail Group Co., Ltd.	1,500	1,307
Kunlun Energy Co., Ltd.	4,000	3,063
KWG Property Holding Ltd.	2,500	1,641
Lee & Man Paper Manufacturing Ltd.	3,000	2,723
Lenovo Group Ltd.	4,000	2,651
Longfor Properties Co., Ltd.	2,000	3,069
Nine Dragons Paper Holdings Ltd.	2,000	1,870
People’s Insurance Co. Group of China Ltd. (The) Class H	1,000	407
PetroChina Co., Ltd. Class H	10,000	6,563
Ping An Insurance Group Co. of China Ltd. Class H	1,500	7,775
Shanghai Industrial Holdings Ltd.	1,000	2,875
Shengjing Bank Co., Ltd. Class H(a)	500	515
Shenzhen International Holdings Ltd.	1,500	2,487
Shenzhen Investment Ltd.	4,000	1,903
Shenzhou International Group Holdings Ltd.	1,000	6,962
Shimao Property Holdings Ltd.	2,500	3,385
Shui On Land Ltd.	6,000	1,632
Sino-Ocean Group Holding Ltd.	4,500	2,071
Sinopec Engineering Group Co., Ltd. Class H	1,500	1,290
Sinopharm Group Co., Ltd. Class H	400	1,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2016

Investments	Shares	Value
SITC International Holdings Co., Ltd.	1,000	$596
Skyworth Digital Holdings Ltd.	2,000	1,439
Sun Art Retail Group Ltd.	3,500	2,414
Sunac China Holdings Ltd.	2,000	1,439
Tencent Holdings Ltd.	300	8,239
Tingyi Cayman Islands Holding Corp.(b)	2,000	2,316
Want Want China Holdings Ltd.	2,000	1,238
Xingda International Holdings Ltd.	6,000	2,468
Xinyi Glass Holdings Ltd.*	2,000	1,808
Xinyi Solar Holdings Ltd.*	4,000	1,496
XTEP International Holdings Ltd.	2,500	1,164
Yingde Gases Group Co., Ltd.	3,500	1,385
Yuexiu Property Co., Ltd.	14,000	2,202
Yuexiu Transport Infrastructure Ltd.	2,000	1,369
Zhejiang Expressway Co., Ltd. Class H	2,000	2,109
Zijin Mining Group Co., Ltd. Class H	4,000	1,284

Total China		602,922

Czech Republic - 0.7%
CEZ AS	784	13,975
Komercni Banka AS	84	2,908
O2 Czech Republic AS	340	3,304

Total Czech Republic		20,187

Hong Kong - 0.3%
CP Pokphand Co., Ltd.	18,000	2,321
EVA Precision Industrial Holdings Ltd.	6,000	719
Kingboard Chemical Holdings Ltd.	1,000	3,030
Kingboard Laminates Holdings Ltd.	3,000	2,739

Total Hong Kong		8,809

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	65	4,011
OTP Bank PLC	112	2,932

Total Hungary		6,943

India - 2.6%
Ambuja Cements Ltd.	222	839
Asian Paints Ltd.	59	1,029
Axis Bank Ltd. GDR Reg S	45	1,809
Bajaj Auto Ltd.	20	849
Bharat Petroleum Corp., Ltd.	148	1,362
Bharti Airtel Ltd.	175	825
Bharti Infratel Ltd.	82	450
Coal India Ltd.	1,221	5,911
Crompton Greaves Ltd.*	950	1,071
GAIL India Ltd.	139	782
HCL Technologies Ltd.	159	1,910
Hindustan Petroleum Corp., Ltd.	180	1,146
Hindustan Unilever Ltd.	204	2,659
ICICI Bank Ltd. ADR	400	2,988
Idea Cellular Ltd.	447	531
Infosys Ltd. ADR	673	10,620
ITC Ltd.	802	2,907
Larsen & Toubro Ltd. GDR Reg S	88	1,883
Lupin Ltd.	33	737
Mahindra & Mahindra Ltd. GDR	84	1,781
NTPC Ltd.	524	1,165
Oil & Natural Gas Corp., Ltd.	978	3,770
Reliance Industries Ltd. GDR(a)	162	5,314
Reliance Infrastructure Ltd.	89	737
State Bank of India GDR Reg S	100	3,725
Tata Communications Ltd.	127	1,079
Tata Consultancy Services Ltd.	117	4,272
Tata Power Co., Ltd.	732	829
Tech Mahindra Ltd.	109	687
UPL Ltd.	102	1,032
Vedanta Ltd. ADR	301	3,121
Wipro Ltd. ADR	100	971
Yes Bank Ltd.	59	1,112
Zee Entertainment Enterprises Ltd.	128	1,051

Total India		70,954

Indonesia - 3.9%
Adaro Energy Tbk PT	27,900	2,576
AKR Corporindo Tbk PT	2,400	1,186
Astra Agro Lestari Tbk PT	1,222	1,388
Astra International Tbk PT	20,900	13,212
Bank Central Asia Tbk PT	3,700	4,451
Bank Danamon Indonesia Tbk PT	4,300	1,334
Bank Negara Indonesia Persero Tbk PT	8,100	3,445
Bank Rakyat Indonesia Persero Tbk PT	8,400	7,852
Bank Tabungan Negara Persero Tbk PT	4,000	588
Charoen Pokphand Indonesia Tbk PT	1,700	456
Global Mediacom Tbk PT	6,300	430
Gudang Garam Tbk PT	600	2,850
Indo Tambangraya Megah Tbk PT	2,600	2,171
Indocement Tunggal Prakarsa Tbk PT	2,600	3,456
Indofood CBP Sukses Makmur Tbk PT	3,400	2,468
Indofood Sukses Makmur Tbk PT	5,700	3,800
Jasa Marga Persero Tbk PT	3,100	1,093
Kalbe Farma Tbk PT	13,400	1,761
Lippo Karawaci Tbk PT	8,700	660
Matahari Department Store Tbk PT	1,200	1,699
Matahari Putra Prima Tbk PT	5,100	692
Media Nusantara Citra Tbk PT	13,100	2,028
Mitra Keluarga Karyasehat Tbk PT	2,500	534
Pakuwon Jati Tbk PT	12,100	626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2016

Investments	Shares	Value
Perusahaan Gas Negara Persero Tbk	19,000	$4,178
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,700	538
Semen Indonesia Persero Tbk PT	3,600	2,786
Summarecon Agung Tbk PT	4,100	551
Surya Citra Media Tbk PT	6,200	1,330
Tambang Batubara Bukit Asam Persero Tbk PT	2,700	1,991
Telekomunikasi Indonesia Persero Tbk PT	52,900	17,470
Timah Persero Tbk PT	8,900	556
Unilever Indonesia Tbk PT	2,400	8,193
United Tractors Tbk PT	2,500	3,391
Vale Indonesia Tbk PT*	11,300	2,554
Wijaya Karya Beton Tbk PT	6,900	468

Total Indonesia		104,762

Malaysia - 4.6%
Alliance Financial Group Bhd	1,400	1,259
AMMB Holdings Bhd	2,400	2,374
Astro Malaysia Holdings Bhd	3,500	2,311
Axiata Group Bhd	5,200	6,564
Berjaya Sports Toto Bhd	1,700	1,361
British American Tobacco Malaysia Bhd	300	3,565
Cahya Mata Sarawak Bhd	600	551
Carlsberg Brewery Malaysia Bhd	400	1,422
CIMB Group Holdings Bhd	1,900	2,164
DiGi.Com Bhd	5,600	6,744
Felda Global Ventures Holdings Bhd	4,400	2,490
Gamuda Bhd	1,500	1,777
Genting Malaysia Bhd	1,600	1,760
HAP Seng Consolidated Bhd	1,600	2,979
Hong Leong Bank Bhd	700	2,221
Hong Leong Financial Group Bhd	400	1,491
IHH Healthcare Bhd	1,000	1,531
IJM Corp. Bhd	1,900	1,475
IOI Corp. Bhd	2,200	2,367
IOI Properties Group Bhd	2,100	1,264
KSL Holdings Bhd	1,800	483
Kuala Lumpur Kepong Bhd	400	2,319
Lafarge Malaysia Bhd	600	1,149
Mah Sing Group Bhd	3,400	1,332
Malayan Banking Bhd	7,000	12,695
Malaysia Airports Holdings Bhd	700	1,107
Maxis Bhd	3,600	5,362
MISC Bhd	600	1,095
Petronas Chemicals Group Bhd	3,400	5,467
Petronas Dagangan Bhd	300	1,705
Petronas Gas Bhd	900	4,753
PPB Group Bhd	300	1,174
Press Metal Bhd	1,800	1,867
Public Bank Bhd	1,200	5,751
Sime Darby Bhd	4,000	7,399
SP Setia Bhd Group	1,500	1,266
Telekom Malaysia Bhd	2,100	3,443
Tenaga Nasional Bhd	2,000	6,916
Top Glove Corp. Bhd	1,000	1,233
UMW Holdings Bhd	1,100	1,551
Westports Holdings Bhd	1,900	2,017
YTL Corp. Bhd	9,300	4,025
YTL Power International Bhd	6,400	2,476

Total Malaysia		124,255

Mexico - 3.2%
Alfa S.A.B. de C.V. Class A	1,303	2,037
Alpek S.A.B. de C.V.	1,203	2,046
America Movil S.A.B. de C.V. Series L	15,245	8,720
Arca Continental S.A.B. de C.V.	501	2,987
Coca-Cola Femsa S.A.B. de C.V. Series L	200	1,505
Concentradora Fibra Danhos S.A. de C.V.	601	1,094
Fomento Economico Mexicano S.A.B. de C.V.	702	6,484
Gruma S.A.B. de C.V. Class B	110	1,449
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	301	1,778
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	301	2,863
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	110	1,616
Grupo Carso S.A.B. de C.V. Series A1	401	1,605
Grupo Financiero Banorte S.A.B. de C.V. Class O	401	2,107
Grupo Financiero Inbursa S.A.B. de C.V. Class O	1,002	1,584
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	1,403	2,468
Grupo Herdez S.A.B. de C.V.	301	656
Grupo Lala S.A.B. de C.V.	601	1,147
Grupo Mexico S.A.B. de C.V. Series B	2,606	6,380
Grupo Sanborns S.A.B. de C.V.	1,203	1,359
Grupo Televisa S.A.B. Series CPO	200	1,030
Industrias Bachoco S.A.B. de C.V. Series B	301	1,260
Industrias Penoles S.A.B. de C.V.	50	1,204
Infraestructura Energetica Nova S.A.B. de C.V.	601	2,354
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	902	2,044
Macquarie Mexico Real Estate Management S.A. de C.V.*	902	1,106
Mexichem S.A.B. de C.V.	501	1,124
Wal-Mart de Mexico S.A.B. de C.V.	11,728	25,803

Total Mexico		85,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2016

Investments	Shares	Value
Philippines - 2.0%
Aboitiz Equity Ventures, Inc.	1,700	$2,655
Aboitiz Power Corp.	4,100	3,860
Alliance Global Group, Inc.	3,800	1,246
Ayala Corp.	80	1,414
Ayala Land, Inc.	2,100	1,700
Bank of the Philippine Islands	1,080	2,338
BDO Unibank, Inc.	1,100	2,491
DMCI Holdings, Inc.	10,200	2,537
Emperador, Inc.	7,700	1,151
Energy Development Corp.	18,500	2,255
First Gen Corp.	2,800	1,446
Globe Telecom, Inc.	80	3,365
International Container Terminal Services, Inc.	850	1,350
Jollibee Foods Corp.	290	1,477
LT Group, Inc.	1,500	473
Manila Electric Co.	620	3,968
Manila Water Co., Inc.	2,200	1,329
Metropolitan Bank & Trust Co.	890	1,565
Nickel Asia Corp.	11,300	1,678
PLDT, Inc.	120	4,236
San Miguel Corp.	1,110	1,868
Semirara Mining & Power Corp.	550	1,292
SM Investments Corp.	240	3,333
SM Prime Holdings, Inc.	3,700	2,148
Universal Robina Corp.	600	2,202

Total Philippines		53,377

Poland - 1.2%
Asseco Poland S.A.	95	1,383
Bank Handlowy w Warszawie S.A.	159	3,158
Bank Pekao S.A.	155	5,010
CCC S.A.	12	555
Energa S.A.	516	1,011
Eurocash S.A.	51	566
ING Bank Slaski S.A.	68	2,629
KGHM Polska Miedz S.A.	174	3,387
Orange Polska S.A.	1,644	2,577
PGE Polska Grupa Energetyczna S.A.	995	2,639
PKP Cargo S.A.*	69	685
Polski Koncern Naftowy Orlen S.A.	184	3,125
Polskie Gornictwo Naftowe i Gazownictwo S.A.	3,024	3,990
Powszechny Zaklad Ubezpieczen S.A.	257	1,637
Warsaw Stock Exchange	89	868

Total Poland		33,220

Russia - 8.6%
Gazprom Neft PJSC ADR	163	2,274
Gazprom PJSC ADR	9,588	40,366
LSR Group PJSC GDR Reg S	821	2,328
Lukoil PJSC ADR	875	42,604
Magnit PJSC GDR Reg S	148	6,170
Magnitogorsk Iron & Steel OJSC GDR Reg S	430	2,550
MegaFon PJSC GDR Reg S	220	2,101
MMC Norilsk Nickel PJSC ADR	2,639	42,171
Mobile TeleSystems PJSC ADR	1,831	13,971
Novatek OJSC GDR Reg S	92	10,120
Novolipetsk Steel PJSC GDR	574	7,462
PhosAgro PJSC GDR Reg S	217	2,799
Rosneft PJSC GDR Reg S	5,329	29,096
Rostelecom PJSC ADR	280	2,097
RusHydro PJSC ADR	2,344	2,789
Sberbank of Russia PJSC ADR	324	3,038
Severstal PJSC GDR Reg S	874	10,549
Sistema PJSC FC GDR Reg S	201	1,491
Tatneft PJSC ADR	184	5,664
VTB Bank PJSC GDR Reg S	1,438	3,201

Total Russia		232,841

South Africa - 5.3%
Aeci Ltd.	209	1,578
African Rainbow Minerals Ltd.	202	1,210
Assore Ltd.	150	1,620
AVI Ltd.	278	1,899
Barclays Africa Group Ltd.	519	5,699
Barloworld Ltd.	253	1,532
Bidvest Group Ltd. (The)(b)	148	1,739
Capitec Bank Holdings Ltd.	32	1,495
Clicks Group Ltd.	188	1,738
Coronation Fund Managers Ltd.	340	1,737
Discovery Ltd.	161	1,323
Distell Group Ltd.	116	1,422
Exxaro Resources Ltd.	270	1,661
FirstRand Ltd.(b)	2,812	9,713
Foschini Group Ltd. (The)	173	1,755
Hyprop Investments Ltd.	156	1,371
Imperial Holdings Ltd.(b)	156	1,896
Investec Ltd.	171	1,049
Liberty Holdings Ltd.	171	1,450
Life Healthcare Group Holdings Ltd.	848	2,335
Massmart Holdings Ltd.	146	1,260
MMI Holdings Ltd.	1,154	1,880
Mondi Ltd.	65	1,364
Mr. Price Group Ltd.	135	1,490
MTN Group Ltd.	2,091	17,861
Naspers Ltd. Class N	19	3,282
Nedbank Group Ltd.	273	4,414
Netcare Ltd.	738	1,805
Pick n Pay Stores Ltd.	264	1,317
Rand Merchant Investment Holdings Ltd.	531	1,599
Remgro Ltd.	74	1,235
Resilient REIT Ltd.	162	1,351
Reunert Ltd.	266	1,182
RMB Holdings Ltd.(b)	646	2,759
Sanlam Ltd.	845	3,920
Santam Ltd.	81	1,319
Sasol Ltd.(b)	429	11,730
Shoprite Holdings Ltd.	225	3,132
Sibanye Gold Ltd.	559	2,011
SPAR Group Ltd. (The)	128	1,789
Standard Bank Group Ltd.	760	7,774
Telkom S.A. SOC Ltd.	348	1,531
Tiger Brands Ltd.	101	2,793
Truworths International Ltd.	330	1,704
Tsogo Sun Holdings Ltd.	795	1,800
Vodacom Group Ltd.	1,347	15,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2016

Investments	Shares	Value
Woolworths Holdings Ltd.	458	$2,574

Total South Africa		144,197

South Korea - 8.0%
Amorepacific Corp.	4	1,413
BNK Financial Group, Inc.	68	530
Coway Co., Ltd.	34	2,945
DGB Financial Group, Inc.	188	1,541
Dongbu Insurance Co., Ltd.	28	1,734
Dongsuh Cos., Inc.	36	956
Doosan Heavy Industries & Construction Co., Ltd.	81	1,901
E-Mart, Inc.	8	1,144
Grand Korea Leisure Co., Ltd.	22	492
GS Holdings Corp.	48	2,332
GS Retail Co., Ltd.	11	491
Hana Financial Group, Inc.	106	2,680
Hankook Tire Co., Ltd.	36	1,942
Hanon Systems	264	2,972
Hansae Co., Ltd.	15	365
Hanssem Co., Ltd.	8	1,278
Hanwha Chemical Corp.	23	505
Hanwha Life Insurance Co., Ltd.	293	1,532
Hite Jinro Co., Ltd.	75	1,536
Hyosung Corp.	13	1,535
Hyundai Engineering & Construction Co., Ltd.	37	1,319
Hyundai Glovis Co., Ltd.	6	986
Hyundai Marine & Fire Insurance Co., Ltd.	50	1,646
Hyundai Mobis Co., Ltd.	22	5,493
Hyundai Motor Co.	89	10,950
Hyundai Steel Co.	45	2,076
Industrial Bank of Korea	243	2,637
Kangwon Land, Inc.	91	3,247
KB Financial Group, Inc.	114	3,918
KB Insurance Co., Ltd.	53	1,311
KEPCO Plant Service & Engineering Co., Ltd.	23	1,207
Kia Motors Corp.	134	5,128
Korea Electric Power Corp.	107	5,246
Korea Zinc Co., Ltd.	5	2,184
Korean Reinsurance Co.	46	487
KT&G Corp.	74	8,399
Kumho Petrochemical Co., Ltd.	30	1,904
LG Chem Ltd.	12	2,631
LG Corp.	55	3,231
LG Display Co., Ltd.	144	3,674
LG Electronics, Inc.	30	1,305
LG Household & Health Care Ltd.	2	1,734
LG Uplus Corp.	149	1,590
Lotte Chemical Corp.	4	1,082
Lotte Shopping Co., Ltd.	6	1,125
LS Corp.	35	1,850
LS Industrial Systems Co., Ltd.	33	1,259
Meritz Securities Co., Ltd.	183	558
Mirae Asset Daewoo Co., Ltd.	179	1,269
NCSoft Corp.	8	2,147
POSCO	65	13,397
Posco Daewoo Corp.	50	1,112
S-1 Corp.	18	1,659
S-Oil Corp.	20	1,475
Samsung Electro-Mechanics Co., Ltd.	26	1,154
Samsung Electronics Co., Ltd.	40	58,038
Samsung Fire & Marine Insurance Co., Ltd.	10	2,538
Samsung Life Insurance Co., Ltd.	29	2,778
Samsung SDS Co., Ltd.	4	559
Samsung Securities Co., Ltd.	41	1,288
Seah Besteel Corp.	23	523
Shinhan Financial Group Co., Ltd.	134	4,885
SK Holdings Co., Ltd.	9	1,732
SK Hynix, Inc.	105	3,833
SK Telecom Co., Ltd.	49	10,055
Tongyang Life Insurance Co., Ltd.	55	567

Total South Korea		217,010

Taiwan - 17.9%
Accton Technology Corp.	1,000	1,557
Advanced Semiconductor Engineering, Inc.	8,000	9,596
Asia Cement Corp.	4,000	3,496
Asustek Computer, Inc.	1,000	8,917
Aten International Co., Ltd.	1,000	2,549
AU Optronics Corp.	9,000	3,302
Capital Securities Corp.	2,000	521
Cathay Financial Holding Co., Ltd.	7,000	8,955
Chang Hwa Commercial Bank Ltd.	1,000	512
Cheng Shin Rubber Industry Co., Ltd.	3,000	6,307
Chicony Electronics Co., Ltd.	1,005	2,542
Chicony Power Technology Co., Ltd.	1,005	1,377
Chimei Materials Technology Corp.	2,000	871
Chin-Poon Industrial Co., Ltd.	1,000	2,227
China Bills Finance Corp.	1,000	400
China Development Financial Holding Corp.	13,000	3,318
China Steel Corp.	13,000	9,166
China Synthetic Rubber Corp.	2,000	1,624
ChipMOS TECHNOLOGIES, Inc.*	1,000	970
Chung-Hsin Electric & Machinery Manufacturing Corp.	3,000	1,694
Chunghwa Telecom Co., Ltd.	6,000	21,151
Clevo Co.	1,000	936
Compal Electronics, Inc.	4,000	2,469
Coxon Precise Industrial Co., Ltd.	1,000	1,112
CTBC Financial Holding Co., Ltd.	9,000	5,226
CTCI Corp.	1,000	1,464
Cyberlink Corp.	1,000	2,157
Delta Electronics, Inc.	2,000	10,655
E.Sun Financial Holding Co., Ltd.	3,300	1,879
Elan Microelectronics Corp.	1,000	1,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2016

Investments	Shares	Value
Elite Semiconductor Memory Technology, Inc.	2,000	$2,265
Elitegroup Computer Systems Co., Ltd.	2,000	836
Eternal Materials Co., Ltd.	2,160	2,326
Everlight Electronics Co., Ltd.	1,000	1,601
Far Eastern Department Stores Ltd.	3,000	1,617
Far Eastern International Bank	1,020	291
Far Eastern New Century Corp.	4,000	2,992
Far EasTone Telecommunications Co., Ltd.	2,000	4,722
Farglory Land Development Co., Ltd.	1,000	1,188
Feng Hsin Steel Co., Ltd.	1,000	1,303
First Financial Holding Co., Ltd.	5,225	2,775
Formosa Chemicals & Fibre Corp.	2,000	5,379
Formosa Petrochemical Corp.	2,000	6,010
Formosa Plastics Corp.	2,000	4,964
Formosan Rubber Group, Inc.	2,700	1,305
Foxconn Technology Co., Ltd.	1,010	2,958
Fubon Financial Holding Co., Ltd.	7,000	10,340
Gigabyte Technology Co., Ltd.	1,000	1,327
Greatek Electronics, Inc.	1,000	1,273
Highwealth Construction Corp.	1,000	1,547
Hon Hai Precision Industry Co., Ltd.	12,100	30,496
Hua Nan Financial Holdings Co., Ltd.	5,310	2,719
Innolux Corp.	11,000	3,720
Inventec Corp.	6,000	4,900
Kenda Rubber Industrial Co., Ltd.	1,020	1,625
King Yuan Electronics Co., Ltd.	2,000	1,777
King’s Town Bank Co., Ltd.	2,000	1,688
Kinik Co.	1,000	1,793
Kinsus Interconnect Technology Corp.	1,000	2,332
Lien Hwa Industrial Corp.	1,025	687
Lite-On Technology Corp.	3,014	4,336
Long Chen Paper Co., Ltd.	3,000	1,445
MediaTek, Inc.	2,000	15,281
Mega Financial Holding Co., Ltd.	9,000	6,331
Merry Electronics Co., Ltd.	1,000	3,924
Micro-Star International Co., Ltd.	2,000	5,200
Nan Ya Plastics Corp.	5,000	9,890
Nanya Technology Corp.	2,000	2,504
Novatek Microelectronics Corp.	1,000	3,525
Pegatron Corp.	2,000	5,143
Pou Chen Corp.	2,000	2,814
Powertech Technology, Inc.	1,000	2,594
President Chain Store Corp.	1,000	7,944
President Securities Corp.	1,000	367
Prince Housing & Development Corp.	3,000	981
Qisda Corp.	4,000	1,697
Quanta Computer, Inc.	4,000	8,346
Radiant Opto-Electronics Corp.	1,000	1,624
Realtek Semiconductor Corp.	1,000	3,286
Rechi Precision Co., Ltd.	2,000	2,425
Ruentex Industries Ltd.	2,000	3,216
Sercomm Corp.	1,000	2,380
Siliconware Precision Industries Co., Ltd.	4,000	5,998
SinoPac Financial Holdings Co., Ltd.	7,350	2,169
Syncmold Enterprise Corp.	1,000	1,684
Synnex Technology International Corp.	3,150	3,487
Taiwan Cement Corp.	4,000	4,549
Taiwan Cogeneration Corp.	2,000	1,480
Taiwan Cooperative Financial Holding Co., Ltd.	4,280	1,891
Taiwan Fertilizer Co., Ltd.	1,000	1,340
Taiwan Mobile Co., Ltd.	3,000	10,767
Taiwan PCB Techvest Co., Ltd.	1,000	1,072
Taiwan Secom Co., Ltd.	1,000	2,906
Taiwan Semiconductor Manufacturing Co., Ltd.	14,000	81,511
Teco Electric and Machinery Co., Ltd.	2,000	1,723
Topco Scientific Co., Ltd.	1,020	2,763
Transcend Information, Inc.	1,000	2,919
Tripod Technology Corp.	1,000	2,224
TSRC Corp.	1,000	922
Tung Ho Steel Enterprise Corp.	2,000	1,187
TXC Corp.	1,000	1,377
Uni-President Enterprises Corp.	2,000	3,752
United Integrated Services Co., Ltd.	1,000	1,520
United Microelectronics Corp.	10,000	3,685
Wan Hai Lines Ltd.	4,000	2,029
Wistron Corp.	3,089	2,296
Wistron NeWeb Corp.	1,030	3,250
WPG Holdings Ltd.	2,000	2,367
WT Microelectronics Co., Ltd.	1,050	1,442
Yuanta Financial Holding Co., Ltd.	7,000	2,501
Yulon Nissan Motor Co., Ltd.	1,000	6,636

Total Taiwan		483,582

Thailand - 5.5%
Advanced Info Service PCL NVDR	2,700	12,468
Airports of Thailand PCL NVDR	400	4,606
Asia Plus Group Holdings PCL NVDR	16,200	1,552
Bangkok Dusit Medical Services PCL NVDR	3,600	2,265
Bangkok Expressway & Metro PCL	10,600	2,111
Bangkok Land PCL NVDR	29,600	1,367
Bank of Ayudhya PCL NVDR	2,300	2,406
Banpu PCL NVDR	4,844	2,195
BEC World PCL NVDR	2,100	1,333
Big C Supercenter PCL NVDR	200	1,206
BTS Group Holdings PCL NVDR	11,200	2,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2016

Investments	Shares	Value
Bumrungrad Hospital PCL NVDR	200	$1,007
Central Pattana PCL NVDR	1,000	1,681
Charoen Pokphand Foods PCL NVDR	4,800	4,398
CP ALL PCL NVDR	2,400	4,260
Delta Electronics Thailand PCL NVDR	900	2,058
Electricity Generating PCL NVDR	400	2,292
Glow Energy PCL NVDR	1,000	2,302
Hana Microelectronics PCL NVDR	1,200	1,100
Home Product Center PCL NVDR	6,600	1,905
Ichitan Group PCL NVDR	3,300	990
Indorama Ventures PCL NVDR	2,000	1,631
Intouch Holdings PCL NVDR	3,200	4,987
IRPC PCL NVDR	8,700	1,225
Kasikornbank PCL NVDR	700	3,788
Kiatnakin Bank PCL NVDR	1,200	1,836
Krung Thai Bank PCL NVDR	9,100	4,622
Land & Houses PCL NVDR	11,300	2,919
Minor International PCL NVDR	1,200	1,351
MK Restaurants Group PCL NVDR	800	1,201
Pruksa Real Estate PCL NVDR	1,700	1,177
PTT Exploration & Production PCL NVDR	2,600	6,078
PTT Global Chemical PCL NVDR	3,100	5,256
PTT PCL NVDR	2,000	19,567
Ratchaburi Electricity Generating Holding PCL NVDR	1,200	1,758
Robinson Department Store PCL NVDR	900	1,578
Siam Cement PCL (The) NVDR	600	8,935
Siam City Cement PCL NVDR	200	1,709
Siam Commercial Bank PCL (The) NVDR	1,700	7,261
Supalai PCL NVDR	2,400	1,683
Thai Oil PCL NVDR	1,000	1,977
Thai Union Group PCL NVDR	3,200	1,976
Thanachart Capital PCL NVDR	1,300	1,519
Tisco Financial Group PCL NVDR	1,000	1,515
TMB Bank PCL NVDR	21,900	1,340
Total Access Communication PCL NVDR	3,900	3,545
TTW PCL NVDR	4,400	1,371

Total Thailand		148,103

Turkey - 1.8%
Akbank TAS	1,064	2,851
Anadolu Efes Biracilik ve Malt Sanayii AS	321	1,944
Arcelik AS	441	3,104
BIM Birlesik Magazalar AS	78	1,301
Celebi Hava Servisi AS	64	469
Cimsa Cimento Sanayi ve Ticaret AS	268	1,330
Dogus Otomotiv Servis ve Ticaret AS	322	1,078
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,845	1,869
Enka Insaat ve Sanayi AS	1,124	1,644
Eregli Demir ve Celik Fabrikalari TAS	5,504	7,575
Ford Otomotiv Sanayi AS	190	2,005
Haci Omer Sabanci Holding AS	375	1,161
KOC Holding AS	867	3,724
Otokar Otomotiv Ve Savunma Sanayi A.S.	32	1,093
Turk Telekomunikasyon AS	3,902	7,373
Turk Traktor ve Ziraat Makineleri AS	63	1,710
Turkiye Garanti Bankasi AS	1,082	2,867
Turkiye Halk Bankasi AS	528	1,605
Turkiye Is Bankasi Group C	1,873	2,965

Total Turkey		47,668

TOTAL COMMON STOCKS (Cost: $2,445,266)		2,699,624

RIGHTS - 0.0%

Thailand - 0.0%
Banpu PCL, expring 10/13/16*† (Cost $0)	209	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c) (Cost: $25,710)(d)	25,710	25,710

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $2,470,976)		2,725,334
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.7)%		(18,096)

NET ASSETS - 100.0%		$2,707,238

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.
(d)	At September 30, 2016, the total market value of the Fund’s securities on loan was $24,328 and the total market value of the collateral held by the Fund was $25,710.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Local Recovery Fund (EZR)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

Austria - 3.6%
Conwert Immobilien Invest SE*	588	$11,072
Erste Group Bank AG*	632	18,725
Oesterreichische Post AG*	267	9,458
OMV AG	406	11,689
Raiffeisen Bank International AG*	676	10,298
UNIQA Insurance Group AG	2,168	14,095
Vienna Insurance Group AG Wiener Versicherung Gruppe	567	11,514
Voestalpine AG	511	17,687
Wienerberger AG	1,008	17,122

Total Austria		121,660

Belgium - 4.5%
Ackermans & van Haaren N.V.	130	17,232
Ageas	283	10,325
bpost S.A.	394	10,664
Cie d’Entreprises CFE	182	20,013
Cofinimmo S.A.	98	12,192
D’ieteren S.A./N.V.	212	9,874
Euronav N.V.	1,684	12,892
KBC Group N.V.*	437	25,449
Tessenderlo Chemie N.V.*	252	8,422
Umicore S.A.	250	15,686
Warehouses De Pauw CVA	128	12,707

Total Belgium		155,456

Finland - 4.7%
Metsa Board Oyj	2,506	14,841
Neste Oyj	480	20,466
Nokian Renkaat Oyj	467	17,030
Outokumpu Oyj*	1,900	13,057
Sampo Oyj Class A	629	27,992
Stora Enso Oyj Class R	1,806	16,044
Tieto Oyj	435	13,737
UPM-Kymmene Oyj	1,169	24,698
Uponor Oyj	666	12,334

Total Finland		160,199

France - 28.1%
Accor S.A.	503	19,960
Aeroports de Paris	131	12,996
Air France-KLM*	1,255	6,746
Alstom S.A.*	574	15,188
Alten S.A.	289	20,214
Altran Technologies S.A.*	988	14,612
Amundi S.A.(a)	200	10,451
Atos SE	174	18,756
AXA S.A.	1,742	37,078
BNP Paribas S.A.	895	46,036
Bouygues S.A.	486	16,109
Capgemini S.A.	269	26,355
Cie de Saint-Gobain	639	27,626
CNP Assurances	873	14,672
Credit Agricole S.A.	2,033	20,055
Edenred	523	12,234
Eiffage S.A.	255	19,819
Elior Group(a)	643	14,727
Elis S.A.	412	6,804
Euler Hermes Group	182	15,479
Eurazeo S.A.	255	14,798
Europcar Groupe S.A.*(a)	1,390	12,094
Eutelsat Communications S.A.	554	11,474
Faurecia	437	17,139
Fonciere Des Regions	133	12,400
Groupe Eurotunnel SE Registered Shares	1,605	17,380
Groupe Fnac S.A.*	190	13,947
Havas S.A.	1,524	12,886
ICADE	142	11,080
JCDecaux S.A.	469	15,169
Klepierre	284	13,022
Lagardere SCA	595	15,155
Metropole Television S.A.	834	15,052
Natixis S.A.	2,929	13,657
Nexity S.A.*	230	12,146
Peugeot S.A.*	1,286	19,648
Plastic Omnium S.A.	289	9,587
Renault S.A.	228	18,740
Rexel S.A.	1,007	15,442
SEB S.A.	107	15,103
Societe Generale S.A.	876	30,301
Sopra Steria Group	132	15,494
SPIE S.A.	413	8,222
Television Francaise 1	1,339	12,986
Thales S.A.	221	20,363
TOTAL S.A.(b)	1,580	74,877
Unibail-Rodamco SE	76	20,498
Vicat S.A.	198	12,790
Vinci S.A.	496	37,970
Vivendi S.A.	1,318	26,587
Wendel S.A.	174	20,327
Worldline S.A.*(a)	530	16,049

Total France		958,300

Germany - 23.2%
Aareal Bank AG	333	10,998
Allianz SE Registered Shares	353	52,404
Aurubis AG	200	11,210
Axel Springer SE	227	11,628
BASF SE	704	60,215
Bechtle AG	152	17,594
Bertrandt AG	125	13,627
Bilfinger SE*	282	9,308
Continental AG	153	32,179
CTS Eventim AG & Co. KGaA	426	15,171
Deutsche Bank AG Registered Shares*	1,559	20,271
Deutsche Boerse AG*	322	26,108
Deutsche Lufthansa AG Registered Shares	906	10,085
Deutsche Post AG Registered Shares	1,038	32,452
Deutsche Wohnen AG Bearer Shares	466	16,944
DMG MORI AG	372	18,118
ElringKlinger AG	399	7,080
Fielmann AG	180	14,676
Fraport AG Frankfurt Airport Services Worldwide	247	13,514
Fuchs Petrolub SE	272	11,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Local Recovery Fund (EZR)

September 30, 2016

Investments	Shares	Value
Hamburger Hafen und Logistik AG	497	$7,560
Hella KGaA Hueck & Co.	243	9,629
Hugo Boss AG	245	13,553
Indus Holding AG	259	14,754
KION Group AG	200	12,951
Kloeckner & Co. SE*	1,443	17,587
LEG Immobilien AG*	131	12,542
Leoni AG	521	18,982
MAN SE	243	25,626
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	137	25,557
Nemetschek SE	203	12,445
Nordex SE*	560	17,017
PATRIZIA Immobilien AG*	348	7,620
ProSiebenSat.1 Media SE	445	19,063
Rheinmetall AG	277	19,288
Salzgitter AG	378	12,389
Sixt SE	264	14,879
Stroeer SE & Co KGaA	316	13,736
Talanx AG	281	8,572
ThyssenKrupp AG	882	21,033
TUI AG	1,221	17,406
United Internet AG Registered Shares	319	14,119
Volkswagen AG	76	11,031
Wacker Neuson SE	721	10,509
Wirecard AG	269	13,981
Zalando SE*(a)	344	14,362

Total Germany		790,883

Ireland - 2.4%
Bank of Ireland*	64,839	13,553
Irish Continental Group PLC	1,553	7,627
Kingspan Group PLC	612	16,493
Paddy Power Betfair PLC	113	12,788
Permanent TSB Group Holdings PLC*	1,281	2,958
Ryanair Holdings PLC ADR	175	13,130
Smurfit Kappa Group PLC	739	16,527

Total Ireland		83,076

Italy - 13.7%
Anima Holding SpA(a)	2,475	12,099
Ansaldo STS SpA	886	10,355
Assicurazioni Generali SpA	1,198	14,621
Atlantia SpA	653	16,577
Azimut Holding SpA	577	8,494
Banca Generali SpA	574	11,018
Banca IFIS SpA	451	10,172
Banca Mediolanum SpA	1,218	8,076
Banca Monte dei Paschi di Siena SpA*(b)	13,574	2,839
Banca Popolare dell’Emilia Romagna SC	2,396	8,918
Banca Popolare di Milano SCARL	17,757	7,128
Banca Popolare di Sondrio SCARL	3,883	10,866
Banco Popolare SC	2,956	6,963
Brembo SpA	328	19,573
Brunello Cucinelli SpA	456	8,865
Buzzi Unicem SpA	754	15,464
Cerved Information Solutions SpA	1,180	9,985
Credito Emiliano SpA	1,771	9,617
De’ Longhi SpA	495	11,982
Ei Towers SpA*	224	11,806
Eni SpA	2,145	30,903
FinecoBank Banca Fineco SpA	1,307	7,572
Intesa Sanpaolo SpA	13,614	30,201
Intesa Sanpaolo SpA RSP	5,662	11,861
Leonardo-Finmeccanica SpA*	1,295	14,684
Mediaset SpA	3,012	9,457
Mediobanca SpA	1,842	11,986
OVS SpA(a)	2,803	16,207
Poste Italiane SpA(a)	1,856	12,734
Prysmian SpA	704	18,450
Saras SpA	4,737	7,533
Societa Iniziative Autostradali e Servizi SpA	1,323	12,638
Tod’s SpA	233	12,304
UniCredit SpA	6,923	16,120
Unione di Banche Italiane SpA(b)	4,655	10,724
UnipolSai SpA	7,216	11,742
Yoox Net-A-Porter Group SpA*	613	18,986

Total Italy		469,520

Netherlands - 7.6%
Aalberts Industries N.V.	568	19,373
ABN AMRO Group N.V. CVA(a)	991	20,514
Altice N.V. Class A*	1,162	20,855
Delta Lloyd N.V.	2,198	10,095
Euronext N.V.(a)	355	15,154
GrandVision N.V.(a)	750	20,861
IMCD Group N.V.	255	11,203
ING Groep N.V.	3,303	40,794
Intertrust N.V.*(a)	410	9,853
Koninklijke BAM Groep N.V.	2,123	9,846
NN Group N.V.	357	10,973
PostNL N.V.*	3,397	15,427
Randstad Holding N.V.	404	18,410
Steinhoff International Holdings N.V.	3,346	19,211
TKH Group N.V. CVA	421	16,458

Total Netherlands		259,027

Portugal - 1.8%
Banco BPI S.A. Registered Shares*	6,802	8,638
Banco Comercial Portugues S.A. Registered Shares*	609,115	10,541
CTT-Correios de Portugal S.A.	1,622	10,928
Navigator Co. S.A. (The)	4,405	12,673
NOS, SGPS S.A.	2,898	19,726

Total Portugal		62,506

Spain - 9.9%
Abertis Infraestructuras S.A.	866	13,489
Aena S.A.(a)	108	15,936
Amadeus IT Group S.A.	483	24,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Local Recovery Fund (EZR)

September 30, 2016

Investments	Shares	Value
Atresmedia Corp. de Medios de Comunicacion S.A.	1,396	$15,312
Banco de Sabadell S.A.	7,592	9,726
Banco Popular Espanol S.A.	9,278	11,480
Bankia S.A.	12,424	10,192
Bankinter S.A.	2,181	15,520
Bolsas y Mercados Espanoles SHMSF S.A.	412	12,244
CaixaBank S.A.	5,737	14,500
Cia de Distribucion Integral Logista Holdings S.A.	514	11,472
Cie Automotive S.A.	629	12,384
Ferrovial S.A.	630	13,416
Fomento de Construcciones y Contratas S.A.*	687	6,518
Grupo Catalana Occidente S.A.	569	16,913
Indra Sistemas S.A.*	1,051	14,097
Industria de Diseno Textil S.A.	872	32,338
Mediaset Espana Comunicacion S.A.	1,294	15,342
Melia Hotels International S.A.	1,422	17,738
NH Hotel Group S.A.*	3,042	13,880
Repsol S.A.	1,181	16,026
Sacyr S.A.*	7,009	14,792
Zardoya Otis S.A.	1,111	10,688

Total Spain		338,141

United Kingdom - 0.4%
International Consolidated Airlines Group S.A.	2,767	14,354

TOTAL COMMON STOCKS (Cost: $3,657,033)		3,413,122

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%

United States - 2.6%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c) (Cost: $88,807)(d)	88,807	88,807

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $3,745,840)		3,501,929
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.5)%		(86,323)

NET ASSETS - 100.0%		$3,415,606

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.
(d)	At September 30, 2016, the total market value of the Fund’s securities on loan was $84,018 and the total market value of the collateral held by the Fund was $88,807.

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2016

Investments	Shares	Value
EXCHANGE-TRADED FUND - 100.0%

United States - 100.0%
WisdomTree Global SmallCap Dividend Fund(a) (Cost: $18,387,349)	786,572	$21,835,239
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.0)%		(3,315)

NET ASSETS - 100.0%		$21,831,924

(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
10/4/2016	AUD	247,629	USD	185,943	$(3,555)
10/4/2016	AUD	247,603	USD	185,943	(3,535)
10/4/2016	AUD	247,562	USD	185,943	(3,504)
10/4/2016	AUD	247,613	USD	185,943	(3,543)
10/4/2016	AUD	188,670	USD	141,674	(2,706)
10/4/2016	CHF	16,767	USD	17,098	(198)
10/4/2016	CHF	16,768	USD	17,098	(199)
10/4/2016	CHF	16,769	USD	17,098	(201)
10/4/2016	CHF	12,775	USD	13,028	(150)
10/4/2016	CHF	16,767	USD	17,098	(198)
10/4/2016	DKK	95,812	USD	14,354	(106)
10/4/2016	DKK	95,790	USD	14,354	(103)
10/4/2016	DKK	95,773	USD	14,354	(100)
10/4/2016	DKK	95,789	USD	14,354	(103)
10/4/2016	DKK	73,021	USD	10,941	(79)
10/4/2016	EUR	198,663	USD	221,568	(1,689)
10/4/2016	EUR	198,658	USD	221,568	(1,684)
10/4/2016	EUR	198,661	USD	221,568	(1,687)
10/4/2016	EUR	198,673	USD	221,568	(1,701)
10/4/2016	EUR	151,359	USD	168,818	(1,279)
10/4/2016	GBP	714	CHF	900	1
10/4/2016	GBP	387	DKK	3,330	(1)
10/4/2016	GBP	1,700	EUR	1,963	(3)
10/4/2016	GBP	1,724	NZD	3,070	(8)
10/4/2016	GBP	484	PLN	2,400	(2)
10/4/2016	GBP	141	SEK	1,572	—
10/4/2016	GBP	171,131	USD	224,298	1,998
10/4/2016	GBP	171,130	USD	224,298	2,001
10/4/2016	GBP	171,130	USD	224,298	2,001
10/4/2016	GBP	171,021	USD	224,298	2,142
10/4/2016	GBP	130,390	USD	170,898	1,521
10/4/2016	HKD	1,190	EUR	137	—
10/4/2016	HKD	1,186,015	USD	152,938	21
10/4/2016	HKD	1,185,952	USD	152,938	29
10/4/2016	HKD	1,185,996	USD	152,938	24
10/4/2016	HKD	1,185,900	USD	152,938	36
10/4/2016	HKD	903,669	USD	116,527	14
10/4/2016	NOK	684,294	USD	82,041	(3,578)
10/4/2016	NOK	684,256	USD	82,041	(3,573)
10/4/2016	NOK	684,144	USD	82,041	(3,559)
10/4/2016	NOK	684,245	USD	82,041	(3,572)
10/4/2016	NOK	521,318	USD	62,510	(2,718)
10/4/2016	NZD	156,656	USD	113,488	(432)
10/4/2016	NZD	156,651	USD	113,488	(429)
10/4/2016	NZD	156,756	USD	113,488	(505)
10/4/2016	NZD	156,646	USD	113,488	(425)
10/4/2016	NZD	119,360	USD	86,470	(329)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2016

10/4/2016	PHP	2,992,017	USD	64,213	2,496
10/4/2016	PLN	22,952	USD	5,864	(133)
10/4/2016	PLN	22,960	USD	5,864	(135)
10/4/2016	PLN	22,952	USD	5,864	(133)
10/4/2016	PLN	22,959	USD	5,864	(135)
10/4/2016	PLN	17,486	USD	4,468	(101)
10/4/2016	SEK	519,023	USD	60,613	32
10/4/2016	SEK	518,981	USD	60,613	37
10/4/2016	SEK	518,975	USD	60,613	37
10/4/2016	SEK	518,823	USD	60,613	55
10/4/2016	SEK	395,493	USD	46,185	22
10/4/2016	TRY	26,469	USD	8,883	64
10/4/2016	TRY	26,474	USD	8,883	62
10/4/2016	TRY	26,472	USD	8,883	63
10/4/2016	TRY	26,464	USD	8,883	66
10/4/2016	TRY	20,173	USD	6,768	47
10/4/2016	USD	88,544	AUD	118,067	1,807
10/4/2016	USD	10,010	AUD	13,106	19
10/4/2016	USD	165,247	AUD	215,937	(1)
10/4/2016	USD	125,904	AUD	164,522	(3)
10/4/2016	USD	165,247	AUD	215,922	(13)
10/4/2016	USD	165,247	AUD	215,937	(1)
10/4/2016	USD	165,247	AUD	215,933	(4)
10/4/2016	USD	15,050	AUD	19,650	(13)
10/4/2016	USD	8,142	CHF	7,911	19
10/4/2016	USD	921	CHF	890	(3)
10/4/2016	USD	11,581	CHF	11,227	—
10/4/2016	USD	15,194	CHF	14,730	—
10/4/2016	USD	15,194	CHF	14,730	1
10/4/2016	USD	15,194	CHF	14,729	—
10/4/2016	USD	15,194	CHF	14,729	—
10/4/2016	USD	6,836	DKK	45,239	(8)
10/4/2016	USD	773	DKK	5,110	(2)
10/4/2016	USD	12,757	DKK	84,523	(1)
10/4/2016	USD	9,720	DKK	64,404	—
10/4/2016	USD	12,757	DKK	84,523	(1)
10/4/2016	USD	12,757	DKK	84,529	—
10/4/2016	USD	12,757	DKK	84,525	—
10/4/2016	USD	105,508	EUR	93,763	(138)
10/4/2016	USD	11,928	EUR	10,581	(37)
10/4/2016	USD	150,026	EUR	133,496	(3)
10/4/2016	USD	196,907	EUR	175,212	(4)
10/4/2016	USD	196,907	EUR	175,207	(10)
10/4/2016	USD	196,907	EUR	175,219	4
10/4/2016	USD	196,907	EUR	175,220	5
10/4/2016	USD	5,898	EUR	5,250	2
10/4/2016	USD	106,809	GBP	80,921	(1,692)
10/4/2016	USD	12,075	GBP	9,304	11
10/4/2016	USD	199,333	GBP	153,456	6
10/4/2016	USD	151,874	GBP	116,913	(4)
10/4/2016	USD	199,333	GBP	153,443	(10)
10/4/2016	USD	199,333	GBP	153,448	(4)
10/4/2016	USD	199,333	GBP	153,448	(5)
10/4/2016	USD	72,828	HKD	564,955	14
10/4/2016	USD	8,234	HKD	63,852	(1)
10/4/2016	USD	135,915	HKD	1,054,181	4
10/4/2016	USD	103,557	HKD	803,203	3
10/4/2016	USD	135,915	HKD	1,054,184	4
10/4/2016	USD	135,915	HKD	1,054,171	3
10/4/2016	USD	135,915	HKD	1,054,176	3

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2016

10/4/2016	USD	39,459	JPY	4,000,000	41
10/4/2016	USD	39,067	NOK	321,784	1,195
10/4/2016	USD	4,417	NOK	35,782	60
10/4/2016	USD	55,554	NOK	444,016	1
10/4/2016	USD	72,909	NOK	582,740	4
10/4/2016	USD	72,909	NOK	582,740	4
10/4/2016	USD	72,909	NOK	582,722	1
10/4/2016	USD	72,909	NOK	582,725	2
10/4/2016	USD	15,735	NOK	125,750	(1)
10/4/2016	USD	54,042	NZD	74,132	(133)
10/4/2016	USD	6,110	NZD	8,410	6
10/4/2016	USD	76,846	NZD	105,676	2
10/4/2016	USD	100,856	NZD	138,698	5
10/4/2016	USD	100,856	NZD	138,695	3
10/4/2016	USD	100,856	NZD	138,688	(2)
10/4/2016	USD	100,856	NZD	138,695	3
10/4/2016	USD	6,427	PHP	308,035	(73)
10/4/2016	USD	725	PHP	35,082	(1)
10/4/2016	USD	54,695	PHP	2,648,900	(56)
10/4/2016	USD	2,792	PLN	10,734	13
10/4/2016	USD	316	PLN	1,204	(1)
10/4/2016	USD	3,972	PLN	15,202	—
10/4/2016	USD	5,211	PLN	19,938	(2)
10/4/2016	USD	5,211	PLN	19,946	—
10/4/2016	USD	5,211	PLN	19,944	—
10/4/2016	USD	5,211	PLN	19,944	—
10/4/2016	USD	28,864	SEK	244,355	(343)
10/4/2016	USD	3,263	SEK	27,800	(18)
10/4/2016	USD	53,867	SEK	461,477	(3)
10/4/2016	USD	41,042	SEK	351,614	(1)
10/4/2016	USD	53,867	SEK	461,477	(3)
10/4/2016	USD	53,867	SEK	461,509	1
10/4/2016	USD	53,867	SEK	461,489	(1)
10/4/2016	USD	4,230	TRY	12,613	(27)
10/4/2016	USD	478	TRY	1,425	(3)
10/4/2016	USD	7,894	TRY	23,695	1
10/4/2016	USD	6,016	TRY	18,051	(2)
10/4/2016	USD	7,894	TRY	23,694	1
10/4/2016	USD	7,894	TRY	23,693	—
10/4/2016	USD	7,894	TRY	23,688	(1)
10/4/2016	USD	10,966	ZAR	150,335	(33)
10/5/2016	BRL	252,677	USD	77,430	(320)
10/5/2016	BRL	252,677	USD	77,219	(531)
10/5/2016	BRL	252,677	USD	77,347	(403)
10/5/2016	BRL	252,677	USD	77,406	(344)
10/5/2016	BRL	192,516	USD	58,942	(296)
10/5/2016	CAD	2,950	JPY	228,009	7
10/5/2016	CAD	349,713	USD	266,584	486
10/5/2016	CAD	349,722	USD	266,584	479
10/5/2016	CAD	349,707	USD	266,584	491
10/5/2016	CAD	349,833	USD	266,584	395
10/5/2016	CAD	266,462	USD	203,112	360
10/5/2016	CLP	8,175,574	USD	12,007	(400)
10/5/2016	CLP	8,175,574	USD	12,011	(396)
10/5/2016	CLP	8,175,574	USD	12,012	(395)
10/5/2016	CLP	8,175,574	USD	12,006	(401)
10/5/2016	CLP	6,229,009	USD	9,147	(306)
10/5/2016	GBP	844	ILS	4,100	(4)
10/5/2016	IDR	1,813,407,844	USD	135,683	(3,828)
10/5/2016	ILS	118,282	USD	31,278	(246)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2016

10/5/2016	ILS	118,279	USD	31,278	(245)
10/5/2016	ILS	118,281	USD	31,278	(246)
10/5/2016	ILS	118,209	USD	31,278	(227)
10/5/2016	ILS	90,265	USD	23,835	(222)
10/5/2016	INR	1,270,231	USD	18,860	(203)
10/5/2016	JPY	49,058,037	USD	474,993	(9,478)
10/5/2016	JPY	49,056,564	USD	474,993	(9,464)
10/5/2016	JPY	49,041,127	USD	474,993	(9,311)
10/5/2016	JPY	49,056,754	USD	474,993	(9,465)
10/5/2016	JPY	37,375,620	USD	361,900	(7,202)
10/5/2016	MXN	21,490	JPY	112,422	—
10/5/2016	MXN	200,876	USD	10,615	237
10/5/2016	MXN	200,916	USD	10,615	235
10/5/2016	MXN	200,915	USD	10,615	235
10/5/2016	MXN	200,760	USD	10,615	243
10/5/2016	MXN	153,171	USD	8,091	178
10/5/2016	SGD	58,913	USD	43,213	4
10/5/2016	SGD	58,901	USD	43,213	13
10/5/2016	SGD	58,901	USD	43,213	12
10/5/2016	SGD	58,902	USD	43,213	12
10/5/2016	SGD	44,881	USD	32,925	7
10/5/2016	THB	6,284,573	USD	181,295	185
10/5/2016	TWD	18,955,993	USD	598,358	(6,822)
10/5/2016	USD	36,157	BRL	121,743	1,304
10/5/2016	USD	4,127	BRL	13,367	(14)
10/5/2016	USD	69,041	BRL	224,303	(21)
10/5/2016	USD	69,080	BRL	224,303	(61)
10/5/2016	USD	52,601	BRL	170,902	(14)
10/5/2016	USD	69,087	BRL	224,303	(67)
10/5/2016	USD	69,041	BRL	224,303	(21)
10/5/2016	USD	126,944	CAD	166,824	(7)
10/5/2016	USD	14,352	CAD	18,898	27
10/5/2016	USD	236,911	CAD	311,343	(9)
10/5/2016	USD	236,911	CAD	311,371	12
10/5/2016	USD	180,508	CAD	237,229	—
10/5/2016	USD	236,911	CAD	311,358	2
10/5/2016	USD	236,911	CAD	311,367	9
10/5/2016	USD	5,784	CLP	3,880,201	105
10/5/2016	USD	647	CLP	428,948	4
10/5/2016	USD	11,034	CLP	7,270,652	(1)
10/5/2016	USD	11,045	CLP	7,270,652	(12)
10/5/2016	USD	8,407	CLP	5,539,548	—
10/5/2016	USD	11,031	CLP	7,270,652	2
10/5/2016	USD	11,034	CLP	7,270,652	(1)
10/5/2016	USD	13,742	IDR	181,336,127	209
10/5/2016	USD	1,558	IDR	20,377,699	10
10/5/2016	USD	124,024	IDR	1,611,694,018	(31)
10/5/2016	USD	14,895	ILS	56,112	60
10/5/2016	USD	1,684	ILS	6,311	(2)
10/5/2016	USD	27,797	ILS	104,317	5
10/5/2016	USD	27,797	ILS	104,304	2
10/5/2016	USD	21,180	ILS	79,458	(3)
10/5/2016	USD	27,797	ILS	104,299	1
10/5/2016	USD	27,797	ILS	104,295	(1)
10/5/2016	USD	1,902	INR	127,748	15
10/5/2016	USD	216	INR	14,402	—
10/5/2016	USD	16,923	INR	1,128,081	7
10/5/2016	USD	226,186	JPY	23,137,108	2,304
10/5/2016	USD	25,572	JPY	2,566,030	(231)
10/5/2016	USD	321,622	JPY	32,569,855	21

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2016

10/5/2016	USD	422,123	JPY	42,747,551	29
10/5/2016	USD	422,123	JPY	42,745,399	8
10/5/2016	USD	422,123	JPY	42,746,749	21
10/5/2016	USD	422,123	JPY	42,747,551	29
10/5/2016	USD	5,055	MXN	97,263	(30)
10/5/2016	USD	572	MXN	11,360	15
10/5/2016	USD	9,434	MXN	182,590	(1)
10/5/2016	USD	9,434	MXN	182,610	—
10/5/2016	USD	7,188	MXN	139,133	—
10/5/2016	USD	9,434	MXN	182,597	—
10/5/2016	USD	9,434	MXN	182,576	(1)
10/5/2016	USD	20,578	SGD	28,056	(1)
10/5/2016	USD	2,326	SGD	3,162	(7)
10/5/2016	USD	38,403	SGD	52,346	(11)
10/5/2016	USD	38,403	SGD	52,355	(3)
10/5/2016	USD	29,261	SGD	39,893	(2)
10/5/2016	USD	38,403	SGD	52,361	—
10/5/2016	USD	38,403	SGD	52,359	—
10/5/2016	USD	18,326	THB	639,951	116
10/5/2016	USD	2,072	THB	71,792	(3)
10/5/2016	USD	160,693	THB	5,572,830	(95)
10/5/2016	USD	60,268	TWD	1,909,286	687
10/5/2016	USD	6,796	TWD	213,745	28
10/5/2016	USD	536,423	TWD	16,832,962	979
10/5/2016	USD	14,875	ZAR	211,803	525
10/5/2016	USD	1,682	ZAR	22,999	(10)
10/5/2016	USD	27,760	ZAR	381,942	10
10/5/2016	USD	21,154	ZAR	290,762	(14)
10/5/2016	USD	27,760	ZAR	381,817	1
10/5/2016	USD	27,760	ZAR	381,807	—
10/5/2016	USD	27,760	ZAR	381,744	(5)
10/5/2016	ZAR	462,613	USD	31,237	(2,398)
10/5/2016	ZAR	462,606	USD	31,237	(2,398)
10/5/2016	ZAR	462,845	USD	31,237	(2,415)
10/5/2016	ZAR	462,658	USD	31,237	(2,402)
10/5/2016	ZAR	352,488	USD	23,803	(1,825)
10/6/2016	KRW	42,432,128	USD	38,017	(614)
10/6/2016	KRW	42,432,128	USD	38,030	(602)
10/6/2016	KRW	42,432,128	USD	38,016	(616)
10/6/2016	KRW	35,904,111	USD	32,183	(505)
10/6/2016	MYR	514,489	USD	126,301	2,069
10/6/2016	USD	14,586	KRW	16,436,071	377
10/6/2016	USD	1,652	KRW	1,832,203	16
10/6/2016	USD	34,294	KRW	37,682,377	13
10/6/2016	USD	34,294	KRW	37,682,377	13
10/6/2016	USD	29,015	KRW	31,885,090	14
10/6/2016	USD	34,288	KRW	37,682,377	19
10/6/2016	USD	12,707	MYR	52,526	(24)
10/6/2016	USD	1,437	MYR	5,940	(2)
10/6/2016	USD	110,018	MYR	456,023	97
11/2/2016	AUD	117,134	USD	89,578	(4)
11/2/2016	AUD	168,673	USD	128,993	(6)
11/2/2016	AUD	221,383	USD	169,303	(8)
11/2/2016	AUD	221,366	USD	169,303	6
11/2/2016	AUD	221,381	USD	169,303	(6)
11/2/2016	AUD	221,378	USD	169,303	(4)
11/2/2016	CHF	8,311	USD	8,587	(1)
11/2/2016	CHF	15,707	USD	16,229	(2)
11/2/2016	CHF	15,707	USD	16,229	(1)
11/2/2016	CHF	11,970	USD	12,368	(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2016

11/2/2016	CHF	15,707	USD	16,229	(1)
11/2/2016	CHF	15,707	USD	16,229	(2)
11/2/2016	DKK	85,940	USD	12,989	1
11/2/2016	DKK	45,474	USD	6,873	—
11/2/2016	DKK	85,939	USD	12,989	1
11/2/2016	DKK	65,510	USD	9,900	(1)
11/2/2016	DKK	85,946	USD	12,989	—
11/2/2016	DKK	85,956	USD	12,989	(2)
11/2/2016	EUR	94,678	USD	106,541	(6)
11/2/2016	EUR	178,943	USD	201,364	(12)
11/2/2016	EUR	178,937	USD	201,364	(4)
11/2/2016	EUR	136,341	USD	153,422	(11)
11/2/2016	EUR	178,947	USD	201,364	(16)
11/2/2016	EUR	178,950	USD	201,364	(20)
11/2/2016	GBP	146,651	USD	190,601	(17)
11/2/2016	GBP	77,593	USD	100,847	(9)
11/2/2016	GBP	146,640	USD	190,601	(3)
11/2/2016	GBP	111,733	USD	145,221	(11)
11/2/2016	GBP	146,640	USD	190,601	(3)
11/2/2016	GBP	146,637	USD	190,601	1
11/2/2016	HKD	1,064,020	USD	137,210	(17)
11/2/2016	HKD	562,974	USD	72,598	(9)
11/2/2016	HKD	1,063,960	USD	137,210	(9)
11/2/2016	HKD	1,063,938	USD	137,210	(6)
11/2/2016	HKD	810,657	USD	104,545	(5)
11/2/2016	HKD	1,063,957	USD	137,210	(8)
11/2/2016	ILS	104,885	USD	27,960	(9)
11/2/2016	ILS	55,490	USD	14,794	(3)
11/2/2016	ILS	79,894	USD	21,304	(1)
11/2/2016	ILS	104,873	USD	27,960	(5)
11/2/2016	ILS	104,875	USD	27,960	(6)
11/2/2016	ILS	104,859	USD	27,960	(2)
11/2/2016	JPY	45,476,163	USD	449,582	(36)
11/2/2016	JPY	45,477,017	USD	449,582	(45)
11/2/2016	JPY	24,061,805	USD	237,873	(24)
11/2/2016	JPY	34,649,392	USD	342,541	(34)
11/2/2016	JPY	45,474,365	USD	449,582	(18)
11/2/2016	JPY	45,477,287	USD	449,582	(47)
11/2/2016	NOK	615,456	USD	77,009	(5)
11/2/2016	NOK	615,473	USD	77,009	(7)
11/2/2016	NOK	325,643	USD	40,745	(4)
11/2/2016	NOK	468,937	USD	58,675	(4)
11/2/2016	NOK	615,444	USD	77,009	(3)
11/2/2016	NOK	615,456	USD	77,009	(5)
11/2/2016	NZD	134,910	USD	97,984	(5)
11/2/2016	NZD	134,908	USD	97,984	(4)
11/2/2016	NZD	71,381	USD	51,844	(2)
11/2/2016	NZD	102,800	USD	74,659	(8)
11/2/2016	NZD	134,902	USD	97,984	1
11/2/2016	NZD	134,910	USD	97,984	(5)
11/2/2016	SEK	464,101	USD	54,252	2
11/2/2016	SEK	353,633	USD	41,335	(2)
11/2/2016	SEK	464,116	USD	54,252	1
11/2/2016	SEK	245,566	USD	28,705	—
11/2/2016	SEK	464,149	USD	54,252	(3)
11/2/2016	SEK	464,144	USD	54,252	(3)
11/2/2016	TRY	24,282	USD	8,041	(2)
11/2/2016	TRY	18,502	USD	6,129	—
11/2/2016	TRY	12,846	USD	4,255	—
11/2/2016	TRY	24,277	USD	8,041	(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2016

11/2/2016	TRY	24,279	USD	8,041	(1)
11/2/2016	TRY	24,272	USD	8,041	1
11/3/2016	CAD	166,394	USD	126,641	1
11/3/2016	CAD	314,486	USD	239,352	3
11/3/2016	CAD	314,518	USD	239,352	(22)
11/3/2016	CAD	239,628	USD	182,366	(10)
11/3/2016	CAD	314,502	USD	239,352	(10)
11/3/2016	CAD	314,517	USD	239,352	(21)
11/3/2016	IDR	1,731,441,090	USD	132,789	(30)
11/3/2016	IDR	192,381,275	USD	14,748	(10)
11/3/2016	INR	1,092,530	USD	16,321	(5)
11/3/2016	INR	121,392	USD	1,815	1
11/3/2016	KRW	38,834,893	USD	35,336	(19)
11/3/2016	KRW	38,834,893	USD	35,336	(20)
11/3/2016	KRW	32,860,297	USD	29,895	(21)
11/3/2016	KRW	16,596,016	USD	15,094	(15)
11/3/2016	KRW	38,834,893	USD	35,328	(27)
11/3/2016	MYR	480,064	USD	115,678	(171)
11/3/2016	MYR	53,340	USD	12,862	(10)
11/3/2016	PHP	2,785,971	USD	57,313	(94)
11/3/2016	PHP	309,551	USD	6,372	(7)
11/3/2016	PLN	19,708	USD	5,147	1
11/3/2016	PLN	19,715	USD	5,147	(1)
11/3/2016	PLN	10,434	USD	2,724	—
11/3/2016	PLN	15,030	USD	3,924	—
11/3/2016	PLN	19,714	USD	5,147	—
11/3/2016	PLN	19,713	USD	5,147	—
11/3/2016	SGD	53,761	USD	39,447	8
11/3/2016	SGD	53,773	USD	39,447	(1)
11/3/2016	SGD	28,451	USD	20,871	—
11/3/2016	SGD	40,973	USD	30,055	(3)
11/3/2016	SGD	53,780	USD	39,447	(6)
11/3/2016	SGD	53,773	USD	39,447	(1)
11/3/2016	THB	5,569,452	USD	160,526	84
11/3/2016	THB	618,825	USD	17,828	2
11/3/2016	TWD	17,235,753	USD	550,101	(1,230)
11/3/2016	TWD	1,915,073	USD	61,224	(35)
11/3/2016	ZAR	391,080	USD	28,266	(11)
11/3/2016	ZAR	390,972	USD	28,266	(4)
11/3/2016	ZAR	206,856	USD	14,955	(2)
11/3/2016	ZAR	297,719	USD	21,536	9
11/3/2016	ZAR	390,952	USD	28,266	(2)
11/3/2016	ZAR	390,871	USD	28,266	4
11/4/2016	BRL	120,322	USD	36,724	21
11/4/2016	BRL	227,410	USD	69,410	40
11/4/2016	BRL	227,410	USD	69,457	88
11/4/2016	BRL	227,410	USD	69,447	78
11/4/2016	BRL	173,265	USD	52,873	20
11/4/2016	BRL	227,410	USD	69,388	18
11/4/2016	CLP	7,339,907	USD	11,107	(3)
11/4/2016	CLP	3,883,527	USD	5,877	(1)
11/4/2016	CLP	7,339,907	USD	11,119	9
11/4/2016	CLP	5,592,313	USD	8,465	1
11/4/2016	CLP	7,339,907	USD	11,106	(3)
11/4/2016	CLP	7,339,907	USD	11,110	—
11/4/2016	MXN	172,681	USD	8,891	—
11/4/2016	MXN	131,651	USD	6,778	—
11/4/2016	MXN	172,703	USD	8,891	(1)
11/4/2016	MXN	91,392	USD	4,705	(1)
11/4/2016	MXN	172,690	USD	8,891	—
11/4/2016	MXN	172,672	USD	8,891	1

					$(97,120)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2016

CURRENCY LEGEND

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
IDR	Indonesian rupiah
ILS	Israeli New shekel
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PHP	Philippine peso
PLN	Polish zloty
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish New lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 4.1%
ALS Ltd.	8,291	$37,814
AP Eagers Ltd.	4,340	33,943
BlueScope Steel Ltd.	2,338	13,866
carsales.com Ltd.	5,340	48,833
CSR Ltd.	19,130	52,994
Downer EDI Ltd.	14,422	59,486
DuluxGroup Ltd.	10,361	52,330
Event Hospitality and Entertainment Ltd.	3,382	39,028
Fairfax Media Ltd.	61,690	44,612
Genworth Mortgage Insurance Australia Ltd.	17,573	36,174
IRESS Ltd.	4,436	40,057
JB Hi-Fi Ltd.	3,507	77,748
Navitas Ltd.	10,176	40,571
Northern Star Resources Ltd.	9,002	32,102
Perpetual Ltd.	1,398	49,961
Premier Investments Ltd.	3,758	44,604
Primary Health Care Ltd.	14,918	45,207
Qube Holdings Ltd.(a)	2,314	4,126
Seven Group Holdings Ltd.	12,479	81,935
Sims Metal Management Ltd.	622	4,427
Spotless Group Holdings Ltd.	21,965	17,985
Super Retail Group Ltd.	5,324	41,475

Total Australia		899,278

Austria - 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	304	20,156

Belgium - 0.5%
Bekaert S.A.	1,064	48,642
Econocom Group S.A./N.V.	1,734	26,054
Warehouses De Pauw CVA	431	42,788

Total Belgium		117,484

Brazil - 1.7%
BR Malls Participacoes S.A.*	1,485	5,622
Cia Siderurgica Nacional S.A.*	24,252	67,855
Duratex S.A.	3,290	8,709
EcoRodovias Infraestrutura e Logistica S.A.*	15,358	42,025
EDP - Energias do Brasil S.A.	8,082	35,773
Grendene S.A.	5,652	31,088
Multiplus S.A.	3,230	43,735
Odontoprev S.A.	8,890	35,381
Smiles S.A.	2,422	40,234
Sul America S.A.	627	3,132
Transmissora Alianca de Energia Eletrica S.A.	8,890	57,409

Total Brazil		370,963

Canada - 5.8%
Aimia, Inc.	5,140	32,305
Algonquin Power & Utilities Corp.(a)	6,876	61,475
Canadian Energy Services & Technology Corp.	6,580	25,984
Canadian Western Bank	1,199	23,036
Capital Power Corp.	3,326	52,183
Chartwell Retirement Residences	4,172	50,156
Chemtrade Logistics Income Fund	848	11,763
Corus Entertainment, Inc. Class B	3,438	31,784
Cott Corp.	442	6,279
Dominion Diamond Corp.	2,886	27,998
Enbridge Income Fund Holdings, Inc.	1,502	38,857
EnerCare, Inc.	2,979	42,772
Enerplus Corp.	10,425	66,790
Ensign Energy Services, Inc.	4,228	24,128
Gibson Energy, Inc.	4,142	55,594
Just Energy Group, Inc.	4,860	24,591
Laurentian Bank of Canada	624	23,274
Manitoba Telecom Services, Inc.	2,094	60,068
Mullen Group Ltd.	2,798	35,043
Norbord, Inc.	1,774	45,489
North West Co., Inc. (The)	1,630	32,048
Pan American Silver Corp.	5,332	93,718
Parkland Fuel Corp.	1,934	45,515
Russel Metals, Inc.	2,510	40,011
Secure Energy Services, Inc.	2,998	21,146
Superior Plus Corp.(a)	4,668	41,912
TransAlta Corp.	14,198	62,982
TransAlta Renewables, Inc.(a)	5,444	61,016
Transcontinental, Inc. Class A	342	4,585
TransForce, Inc.	1,886	38,990
Westshore Terminals Investment Corp.	1,982	35,968
Yamana Gold, Inc.	14,566	62,620

Total Canada		1,280,080

Chile - 0.4%
Inversiones Aguas Metropolitanas S.A.	9,503	16,963
Parque Arauco S.A.	15,294	34,506
Vina Concha y Toro S.A.	15,310	26,721

Total Chile		78,190

China - 2.1%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	16,000	23,559
China Communications Services Corp., Ltd. Class H	64,000	40,021
China National Building Material Co., Ltd. Class H	48,000	21,290
CIFI Holdings Group Co., Ltd.	128,000	40,103
CITIC Telecom International Holdings Ltd.	16,000	5,962
Jiangsu Expressway Co., Ltd. Class H	32,000	44,229
Jiangxi Copper Co., Ltd. Class H	24,000	27,416
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	8,800	23,713
Sinopec Engineering Group Co., Ltd. Class H	6,000	5,160
Sinotrans Ltd. Class H	32,000	15,513
SITC International Holdings Co., Ltd.	48,000	28,592
Sunac China Holdings Ltd.	32,000	23,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2016

Investments	Shares	Value
Weichai Power Co., Ltd. Class H	16,000	$21,455
Xinyi Glass Holdings Ltd.*	64,000	57,845
XTEP International Holdings Ltd.	10,500	4,887
Yuzhou Properties Co., Ltd.	33,000	12,211
Zhejiang Expressway Co., Ltd. Class H	32,000	33,750
Zhongsheng Group Holdings Ltd.	10,500	9,964
Zijin Mining Group Co., Ltd. Class H	96,000	30,820

Total China		469,512

Denmark - 0.3%
Alm Brand A/S	3,782	28,825
FLSmidth & Co. A/S	1,048	39,415

Total Denmark		68,240

Finland - 0.8%
Cargotec Oyj Class B	816	37,460
Caverion Corp.(a)	1,047	8,060
Konecranes Oyj	1,566	55,506
Uponor Oyj	1,774	32,855
Valmet Oyj	3,166	47,641

Total Finland		181,522

France - 0.7%
Alten S.A.	688	48,123
Bourbon Corp.	2,614	30,463
IPSOS	766	25,024
Neopost S.A.	2,220	59,951

Total France		163,561

Germany - 1.2%
alstria office REIT-AG*	3,038	41,720
AURELIUS Equity Opportunities SE & Co. KGaA	182	11,491
Comdirect Bank AG	2,822	28,859
CompuGroup Medical SE	600	27,669
ElringKlinger AG	612	10,860
Hamburger Hafen und Logistik AG	1,838	27,957
Indus Holding AG	640	36,458
Salzgitter AG	205	6,719
Sixt SE	129	7,270
Takkt AG	369	8,277
TLG Immobilien AG	1,215	27,438
Wacker Neuson SE	1,582	23,059

Total Germany		257,777

Hong Kong - 1.0%
Hong Kong Aircraft Engineering Co., Ltd.	3,200	23,084
Kingboard Chemical Holdings Ltd.	20,000	60,599
Kingboard Laminates Holdings Ltd.	18,000	16,431
Kowloon Development Co., Ltd.	5,000	4,996
Television Broadcasts Ltd.	24,000	91,594
Vitasoy International Holdings Ltd.	16,000	32,265

Total Hong Kong		228,969

Indonesia - 0.7%
Adaro Energy Tbk PT	400,600	36,987
AKR Corporindo Tbk PT	36,800	18,187
Bumitama Agri Ltd.	40,000	21,270
Lippo Karawaci Tbk PT	205,400	15,581
Media Nusantara Citra Tbk PT	205,400	31,791
Vale Indonesia Tbk PT*	146,200	33,047

Total Indonesia		156,863

Ireland - 0.2%
Greencore Group PLC	1,143	4,982
Irish Continental Group PLC	7,178	35,251

Total Ireland		40,233

Israel - 0.7%
Amot Investments Ltd.	7,746	34,538
Delek Automotive Systems Ltd.	4,836	42,275
First International Bank of Israel Ltd.	1,398	17,847
Gazit-Globe Ltd.	3,534	36,140
Melisron Ltd.	71	3,147
Migdal Insurance & Financial Holding Ltd.*	25,747	16,736

Total Israel		150,683

Italy - 0.8%
ASTM SpA	3,438	37,516
Industria Macchine Automatiche SpA	776	51,539
Interpump Group SpA	582	9,922
MARR SpA	2,046	41,019
RAI Way SpA(b)	6,196	25,067
Societa Cattolica di Assicurazioni SCRL	4,014	22,465

Total Italy		187,528

Japan - 10.8%
ADEKA Corp.	2,400	32,943
Advantest Corp.(a)	1,200	16,116
Aeon Delight Co., Ltd.	800	24,293
Aica Kogyo Co., Ltd.	2,100	55,390
Amano Corp.	1,600	25,407
Arcs Co., Ltd.	1,600	39,769
Ashikaga Holdings Co., Ltd.	1,900	6,755
Autobacs Seven Co., Ltd.(a)	2,400	34,247
Bic Camera, Inc.	300	2,480
Capcom Co., Ltd.	300	7,332
Chiyoda Co., Ltd.(a)	800	19,545
COMSYS Holdings Corp.	2,400	42,352
Daido Steel Co., Ltd.	8,000	36,419
DCM Holdings Co., Ltd.	3,200	27,397
Dip Corp.(a)	300	9,243
DMG Mori Co., Ltd.	2,000	20,580
Dynam Japan Holdings Co., Ltd.	22,400	32,000
Ebara Corp.	2,000	58,717
Exedy Corp.	1,600	40,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2016

Investments	Shares	Value
Fuji Oil Holdings, Inc.	300	$6,118
Furukawa Co., Ltd.	11,000	17,054
Furukawa Electric Co., Ltd.	300	8,103
Glory Ltd.	1,000	32,736
GMO Internet, Inc.	400	5,325
Gree, Inc.	1,000	5,579
GS Yuasa Corp.	2,000	8,177
Harmonic Drive Systems, Inc.(a)	200	5,795
Heiwa Corp.(a)	2,700	59,724
Hitachi Kokusai Electric, Inc.	1,100	20,128
Hokkoku Bank Ltd. (The)	8,000	24,016
Hokuetsu Kishu Paper Co., Ltd.(a)	4,000	23,977
Hyakujushi Bank Ltd. (The)	8,000	24,253
Itochu Enex Co., Ltd.(a)	800	6,107
Itoham Yonekyu Holdings, Inc.*	400	4,159
Japan Aviation Electronics Industry Ltd.	1,000	15,504
Juroku Bank Ltd. (The)	3,000	8,502
kabu.com Securities Co., Ltd.	12,000	40,053
KYORIN Holdings, Inc.	400	9,002
Kyowa Exeo Corp.(a)	700	9,906
Kyudenko Corp.	400	14,615
Lintec Corp.	1,600	31,742
Maeda Road Construction Co., Ltd.	1,000	17,785
Megmilk Snow Brand Co., Ltd.	400	14,556
Meitec Corp.(a)	800	28,006
Mitsubishi Shokuhin Co., Ltd.(a)	800	25,873
Miura Co., Ltd.	500	9,939
Mochida Pharmaceutical Co., Ltd.	800	62,411
Morinaga Milk Industry Co., Ltd.	1,000	7,969
Musashino Bank Ltd. (The)	300	7,525
Nagase & Co., Ltd.	3,700	44,101
Nanto Bank Ltd. (The)	300	10,547
Nichi-iko Pharmaceutical Co., Ltd.(a)	800	15,208
Nihon Kohden Corp.	300	7,229
Nihon M&A Center, Inc.	1,600	49,217
Nihon Parkerizing Co., Ltd.(a)	3,200	46,231
Nikkon Holdings Co., Ltd.	1,600	34,539
Nippon Densetsu Kogyo Co., Ltd.(a)	1,600	29,846
Nippon Flour Mills Co., Ltd.(a)	4,000	61,146
Nippon Gas Co., Ltd.(a)	200	6,192
Nippon Paper Industries Co., Ltd.(a)	2,400	43,632
Nippon Steel & Sumikin Bussan Corp.	1,000	35,205
Nipro Corp.	3,600	45,469
Nissan Shatai Co., Ltd.(a)	2,400	21,899
Nisshin Steel Co., Ltd.	2,700	36,341
NOF Corp.	5,000	50,511
North Pacific Bank Ltd.	6,000	21,093
Okasan Securities Group, Inc.(a)	2,500	12,714
Oki Electric Industry Co., Ltd.	400	5,340
OKUMA Corp.	1,000	7,574
Onward Holdings Co., Ltd.	3,000	21,538
Open House Co., Ltd.	300	6,366
Paltac Corp.	1,600	37,273
PanaHome Corp.	4,000	31,679
Relo Group, Inc.	100	16,561
Rengo Co., Ltd.	2,000	12,206
Ricoh Leasing Co., Ltd.(a)	800	22,017
Saibu Gas Co., Ltd.(a)	16,000	39,342
San-In Godo Bank Ltd. (The)	600	4,065
Sanwa Holdings Corp.	4,300	41,231
Sapporo Holdings Ltd.	1,600	44,146
Senshu Ikeda Holdings, Inc.	1,300	5,687
Showa Denko K.K.	2,700	33,782
SKY Perfect JSAT Holdings, Inc.	6,400	31,221
Sumitomo Osaka Cement Co., Ltd.	1,000	4,622
Sumitomo Warehouse Co., Ltd. (The)	8,000	42,265
T-Gaia Corp.	2,400	34,128
Tadano Ltd.	300	2,921
Takara Holdings, Inc.	4,000	37,209
Toagosei Co., Ltd.	1,200	12,940
Toda Corp.	1,000	5,234
Toho Bank Ltd. (The)(a)	8,000	27,966
Toho Holdings Co., Ltd.	800	16,867
Toppan Forms Co., Ltd.	2,400	25,027
Toyo Ink SC Holdings Co., Ltd.	3,000	13,361
Toyobo Co., Ltd.	20,000	33,378
Tsubakimoto Chain Co.	1,000	7,663
Tsumura & Co.	1,200	33,951
Ushio, Inc.	2,400	27,350
Yamato Kogyo Co., Ltd.	800	23,495
Yoshinoya Holdings Co., Ltd.(a)	1,600	22,910
Zojirushi Corp.	400	6,486

Total Japan		2,394,899

Malaysia - 0.6%
Felda Global Ventures Holdings Bhd	66,400	37,571
Genting Plantations Bhd	14,400	38,303
KPJ Healthcare Bhd	25,600	26,185
Lafarge Malaysia Bhd	15,200	29,110

Total Malaysia		131,169

Mexico - 0.2%
Banregio Grupo Financiero S.A.B. de C.V.	4,046	23,211
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	4,844	28,616

Total Mexico		51,827

Netherlands - 0.2%
TKH Group N.V. CVA	1,146	44,799

New Zealand - 2.4%
Air New Zealand Ltd.	36,550	49,437
EBOS Group Ltd.	3,494	47,895
Genesis Energy Ltd.	58,988	89,653
Infratil Ltd.	22,397	52,770
Kiwi Property Group Ltd.	18,688	20,385
Port of Tauranga Ltd.	889	12,671
SKY Network Television Ltd.	16,828	60,208
SKYCITY Entertainment Group Ltd.	18,339	61,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2016

Investments	Shares	Value
Trade Me Group Ltd.	15,534	$63,485
Z Energy Ltd.	11,392	69,588

Total New Zealand		527,171

Norway - 1.9%
Aker ASA Class A	1,534	52,782
Atea ASA*	3,942	39,951
Austevoll Seafood ASA	5,596	47,087
Kongsberg Gruppen ASA	2,502	38,818
Ocean Yield ASA	4,916	40,442
Salmar ASA	4,236	129,323
SpareBank 1 SR-Bank ASA	4,844	27,637
Veidekke ASA	3,254	50,079

Total Norway		426,119

Philippines - 0.3%
First Gen Corp.	64,800	33,472
Manila Water Co., Inc.	8,000	4,834
Nickel Asia Corp.	128,200	19,034

Total Philippines		57,340

Poland - 0.1%
Asseco Poland S.A.	2,198	31,994

Portugal - 0.3%
CTT-Correios de Portugal S.A.	4,284	28,862
REN - Redes Energeticas Nacionais, SGPS, S.A.	10,801	31,596

Total Portugal		60,458

Russia - 0.1%
LSR Group PJSC GDR Reg S	10,144	28,758

Singapore - 0.8%
GuocoLand Ltd.	18,400	26,923
SMRT Corp., Ltd.	42,400	52,244
United Engineers Ltd.	6,700	12,137
Venture Corp., Ltd.	8,800	58,217
Wing Tai Holdings Ltd.(a)	24,000	29,748

Total Singapore		179,269

South Africa - 0.8%
Coronation Fund Managers Ltd.	7,842	40,056
DataTec Ltd.	8,415	29,679
Exxaro Resources Ltd.	1,548	9,525
Famous Brands Ltd.	3,654	43,844
Sibanye Gold Ltd.	12,158	43,730

Total South Africa		166,834

South Korea - 0.7%
Grand Korea Leisure Co., Ltd.	784	17,547
Hite Jinro Co., Ltd.	1,798	36,814
KEPCO Engineering & Construction Co., Inc.	544	14,398
Kumho Petrochemical Co., Ltd.	560	35,542
LS Industrial Systems Co., Ltd.	632	24,101
Seah Besteel Corp.	696	15,831

Total South Korea		144,233

Sweden - 1.3%
AddTech AB Class B	1,478	23,160
Bilia AB Class A	1,376	33,969
Clas Ohlson AB Class B	602	9,380
Com Hem Holding AB	2,582	23,899
Hemfosa Fastigheter AB	627	6,806
Holmen AB Class B	1,215	43,339
Kungsleden AB	1,027	7,522
Modern Times Group MTG AB Class B	1,606	41,184
Ratos AB Class B	4,956	23,567
Sweco AB Class B	1,750	36,114
Wihlborgs Fastigheter AB	1,558	33,188

Total Sweden		282,128

Switzerland - 0.4%
Cembra Money Bank AG*	744	58,482
Implenia AG Registered Shares	27	1,913
Tecan Group AG Registered Shares	192	33,750

Total Switzerland		94,145

Taiwan - 2.8%
Chicony Electronics Co., Ltd.	16,140	40,832
ChipMOS TECHNOLOGIES, Inc.*	24,000	23,276
Farglory Land Development Co., Ltd.	4,000	4,753
Highwealth Construction Corp.	11,000	17,020
Inventec Corp.	88,000	71,870
King’s Town Bank Co., Ltd.	32,000	27,002
Powertech Technology, Inc.	16,000	41,499
Radiant Opto-Electronics Corp.	8,000	12,991
Realtek Semiconductor Corp.	16,000	52,575
Ruentex Industries Ltd.	32,000	51,452
Synnex Technology International Corp.	50,700	56,126
Taiwan Secom Co., Ltd.	16,000	46,501
Teco Electric and Machinery Co., Ltd.	32,000	27,564
Transcend Information, Inc.	8,000	23,353
Wan Hai Lines Ltd.	48,000	24,348
Wistron Corp.	57,884	43,027
WPG Holdings Ltd.	48,000	56,812

Total Taiwan		621,001

Thailand - 0.8%
Bangchak Petroleum PCL (The) NVDR	43,200	38,026
Bangkok Airways PCL NVDR	12,400	8,839
Banpu PCL NVDR	103,957	47,103
BEC World PCL NVDR	42,400	26,921
Jasmine International PCL	16,700	3,470
Pruksa Real Estate PCL NVDR	56,800	39,342
TTW PCL NVDR	20,500	6,390

Total Thailand		170,091

Turkey - 0.2%
Turk Traktor ve Ziraat Makineleri AS	1,534	41,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2016

Investments	Shares	Value
United Kingdom - 4.6%
A.G. Barr PLC	3,014	$20,085
BGEO Group PLC	147	5,545
Big Yellow Group PLC	2,806	28,431
Bodycote PLC	7,562	57,809
Brewin Dolphin Holdings PLC	5,812	19,916
Countrywide PLC	2,227	6,260
Dairy Crest Group PLC	3,750	31,566
Debenhams PLC	37,267	26,988
Dignity PLC	664	24,177
Diploma PLC	2,454	28,020
Drax Group PLC	9,961	39,517
Electrocomponents PLC	14,662	64,661
EMIS Group PLC	1,406	17,159
esure Group PLC	7,434	29,318
Ferroglobe PLC	2,822	25,483
Fidessa Group PLC	1,164	36,334
Foxtons Group PLC	876	1,141
Genus PLC	848	21,458
Go-Ahead Group PLC	960	25,327
Greggs PLC	1,710	22,524
Halfords Group PLC	6,300	28,692
J D Wetherspoon PLC	1,998	24,410
JRP Group PLC	2,859	4,977
Ladbrokes PLC	28,793	52,363
Laird PLC	5,868	24,186
Lookers PLC	7,946	11,819
Marshalls PLC	3,542	13,122
Marston’s PLC	15,358	29,247
Mitie Group PLC	8,922	22,229
Morgan Advanced Materials PLC	7,586	28,538
NCC Group PLC	4,172	19,000
Novae Group PLC	1,638	16,288
OneSavings Bank PLC	2,830	9,326
PayPoint PLC	822	11,019
Photo-Me International PLC	2,170	4,369
Polypipe Group PLC	4,102	14,962
Rank Group PLC	7,842	20,924
Safestore Holdings PLC	4,348	21,745
Senior PLC	1,716	5,107
SIG PLC	5,662	8,554
St. Modwen Properties PLC	1,143	4,365
Synthomer PLC	6,380	30,598
Telecom Plus PLC	1,790	25,717
Tullett Prebon PLC	5,604	24,285
Vesuvius PLC	8,183	37,289
Zoopla Property Group PLC(b)	491	2,075

Total United Kingdom		1,026,925

United States - 49.1%
A. Schulman, Inc.	1,064	30,984
AAON, Inc.	588	16,946
Abaxis, Inc.	201	10,376
Abercrombie & Fitch Co. Class A	4,468	70,997
ABM Industries, Inc.	1,934	76,780
Advanced Drainage Systems, Inc.	266	6,400
Alexander & Baldwin, Inc.	100	3,842
Allegheny Technologies, Inc.	6,764	122,225
Alon USA Energy, Inc.	3,075	24,784
American States Water Co.	1,486	59,514
AMERISAFE, Inc.	127	7,465
Andersons, Inc. (The)	808	29,233
Apogee Enterprises, Inc.	284	12,692
Applied Industrial Technologies, Inc.	1,742	81,421
Archrock, Inc.	3,062	40,051
Artisan Partners Asset Management, Inc. Class A	2,398	65,226
Astoria Financial Corp.	1,510	22,046
ATN International, Inc.	400	26,016
AZZ, Inc.	600	39,162
Badger Meter, Inc.	704	23,591
BancFirst Corp.	261	18,925
Banner Corp.	133	5,817
BGC Partners, Inc. Class A	12,703	111,151
Bob Evans Farms, Inc.	1,112	42,590
Boston Private Financial Holdings, Inc.	2,630	33,743
Brady Corp. Class A	2,782	96,285
Briggs & Stratton Corp.	1,918	35,771
Brink’s Co. (The)	1,135	42,086
Caleres, Inc.	625	15,806
California Water Service Group	2,470	79,262
Capitol Federal Financial, Inc.	9,416	132,483
Carpenter Technology Corp.	1,750	72,205
Cato Corp. (The) Class A	1,462	48,085
Chemical Financial Corp.	1,024	45,189
Chesapeake Lodging Trust	2,790	63,891
Children’s Place, Inc. (The)	317	25,319
ClubCorp Holdings, Inc.	2,478	35,857
Coca-Cola Bottling Co. Consolidated	50	7,408
Cogent Communications Holdings, Inc.	3,502	128,909
Cohen & Steers, Inc.	3,350	143,212
Colony Starwood Homes	963	27,638
Comfort Systems USA, Inc.	425	12,457
Commercial Metals Co.	5,476	88,656
Community Bank System, Inc.	1,296	62,351
CONMED Corp.	808	32,368
Consolidated Communications Holdings, Inc.	5,516	139,224
Core-Mark Holding Co., Inc.	416	14,893
CoreSite Realty Corp.	872	64,563
CSG Systems International, Inc.	1,272	52,572
Cubic Corp.	392	18,350
CVB Financial Corp.	3,142	55,331
Dean Foods Co.	2,582	42,345
Delek U.S. Holdings, Inc.	2,900	50,141
DeVry Education Group, Inc.	1,214	27,995
DineEquity, Inc.	1,157	91,623
Dolby Laboratories, Inc. Class A	992	53,856
DuPont Fabros Technology, Inc.	4,065	167,681
EastGroup Properties, Inc.	1,328	97,688
Ebix, Inc.	736	41,842
Education Realty Trust, Inc.	2,150	92,751
El Paso Electric Co.	1,990	93,072
Empire District Electric Co. (The)	3,206	109,453
Ensign Group, Inc. (The)	218	4,388
ESCO Technologies, Inc.	544	25,252
Exponent, Inc.	608	31,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2016

Investments	Shares	Value
FBL Financial Group, Inc. Class A	696	$44,523
Federal Signal Corp.	1,710	22,675
FelCor Lodging Trust, Inc.	2,104	13,529
Fidelity & Guaranty Life	742	17,207
Financial Engines, Inc.	341	10,131
Finish Line, Inc. (The) Class A	1,678	38,728
First Financial Bancorp	2,134	46,607
First Merchants Corp.	720	19,260
First Midwest Bancorp, Inc.	1,966	38,062
Forward Air Corp.	648	28,032
Franklin Electric Co., Inc.	1,151	46,857
Franklin Street Properties Corp.	6,870	86,562
G&K Services, Inc. Class A	624	59,586
Government Properties Income Trust	7,451	168,542
Gramercy Property Trust	24,525	236,421
Granite Construction, Inc.	1,096	54,515
Greenbrier Cos., Inc. (The)	856	30,217
H.B. Fuller Co.	1,127	52,372
Heartland Express, Inc.	864	16,312
Herman Miller, Inc.	1,870	53,482
Hersha Hospitality Trust	2,294	41,338
Hillenbrand, Inc.	2,846	90,047
Hope Bancorp, Inc.	2,342	40,681
Horace Mann Educators Corp.	1,288	47,205
Independent Bank Corp.	712	38,512
Infinity Property & Casualty Corp.	151	12,477
Innospec, Inc.	504	30,648
Insperity, Inc.	848	61,599
Interface, Inc.	400	6,676
International Bancshares Corp.	1,646	49,018
Intersil Corp. Class A	8,179	179,365
Interval Leisure Group, Inc.	2,438	41,860
Investors Real Estate Trust	8,020	47,719
John Bean Technologies Corp.	350	24,693
Joy Global, Inc.	7,450	206,663
Kaiser Aluminum Corp.	525	45,407
Kaman Corp.	896	39,352
KB Home	1,205	19,425
Knoll, Inc.	1,774	40,536
La-Z-Boy, Inc.	1,167	28,662
LegacyTexas Financial Group, Inc.	960	30,365
Lexmark International, Inc. Class A	4,436	177,263
LTC Properties, Inc.	1,722	89,527
Mack-Cali Realty Corp.	2,742	74,637
Matson, Inc.	1,159	46,221
Matthews International Corp. Class A	624	37,914
MDC Holdings, Inc.	3,094	79,825
Meredith Corp.	2,350	122,176
Methode Electronics, Inc.	517	18,079
MGE Energy, Inc.	1,630	92,111
Minerals Technologies, Inc.	288	20,359
Mobile Mini, Inc.	1,638	49,468
Monotype Imaging Holdings, Inc.	1,167	25,802
MSA Safety, Inc.	1,742	101,106
MTS Systems Corp.	330	15,190
Mueller Industries, Inc.	1,127	36,537
Mueller Water Products, Inc. Class A	3,286	41,239
NBT Bancorp, Inc.	1,462	48,056
Neenah Paper, Inc.	544	42,981
Nelnet, Inc. Class A	333	13,443
New York REIT, Inc.	7,043	64,443
Nexstar Broadcasting Group, Inc. Class A	760	43,860
Northwest Bancshares, Inc.	3,694	58,033
Northwest Natural Gas Co.	1,670	100,384
Old National Bancorp	3,870	54,412
Olin Corp.	5,580	114,502
Ormat Technologies, Inc.	354	17,137
Otter Tail Corp.	2,534	87,651
Oxford Industries, Inc.	359	24,304
Park National Corp.	600	57,600
Parkway Properties, Inc.	5,204	88,520
Pattern Energy Group, Inc.	6,308	141,867
Pennsylvania Real Estate Investment Trust	2,982	68,675
Physicians Realty Trust	3,206	69,057
Potlatch Corp.	2,166	84,236
Power Integrations, Inc.	672	42,356
Primoris Services Corp.	619	12,751
Provident Financial Services, Inc.	1,942	41,229
QTS Realty Trust, Inc. Class A	1,231	65,058
Quaker Chemical Corp.	344	36,440
Ramco-Gershenson Properties Trust	4,160	77,958
Renasant Corp.	864	29,056
Rent-A-Center, Inc.	3,270	41,333
Retail Opportunity Investments Corp.	3,838	84,282
S&T Bancorp, Inc.	840	24,352
Sabra Health Care REIT, Inc.	4,262	107,317
Sanderson Farms, Inc.	536	51,633
Saul Centers, Inc.	784	52,214
Scholastic Corp.	832	32,748
Schweitzer-Mauduit International, Inc.	1,926	74,267
SeaWorld Entertainment, Inc.	6,642	89,534
Select Income REIT	7,268	195,509
Selective Insurance Group, Inc.	1,239	49,387
ServisFirst Bancshares, Inc.	264	13,704
Shenandoah Telecommunications Co.	992	26,992
Simpson Manufacturing Co., Inc.	1,398	61,442
Sinclair Broadcast Group, Inc. Class A	2,590	74,799
SkyWest, Inc.	659	17,404
Sonic Corp.	1,368	35,814
South Jersey Industries, Inc.	4,212	124,465
SpartanNash Co.	1,312	37,943
STAG Industrial, Inc.	4,452	109,119
Standex International Corp.	224	20,803
State Auto Financial Corp.	654	15,572
Steelcase, Inc. Class A	3,302	45,865
Stepan Co.	616	44,759
Stewart Information Services Corp.	215	9,557
Sturm Ruger & Co., Inc.	560	32,346
Summit Hotel Properties, Inc.	3,518	46,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2016

Investments	Shares	Value
Tahoe Resources, Inc.	154	$1,971
Tennant Co.	504	32,659
Terreno Realty Corp.	1,614	44,401
Tessera Technologies, Inc.	1,942	74,650
Tetra Tech, Inc.	1,239	43,947
Tootsie Roll Industries, Inc.	709	26,112
Towne Bank	1,312	31,527
Trustmark Corp.	2,674	73,695
U.S. Ecology, Inc.	515	23,093
Union Bankshares Corp.	1,175	31,455
United Community Banks, Inc.	285	5,991
United Fire Group, Inc.	800	33,856
United States Steel Corp.	4,180	78,835
Universal Corp.	1,513	88,087
Universal Forest Products, Inc.	456	44,911
Universal Insurance Holdings, Inc.	640	16,128
Virtus Investment Partners, Inc.	154	15,070
Vishay Intertechnology, Inc.	5,156	72,648
Washington Real Estate Investment Trust	3,014	93,796
Watts Water Technologies, Inc. Class A	656	42,535
WD-40 Co.	432	48,570
Weis Markets, Inc.	1,223	64,819
WesBanco, Inc.	984	32,354
Westamerica Bancorporation	904	45,996
Worthington Industries, Inc.	2,729	131,074

Total United States		10,886,247

TOTAL COMMON STOCKS (Cost: $18,349,317)		22,038,084

RIGHTS - 0.0%

Thailand - 0.0%
Banpu PCL, expring 10/13/16*† (Cost $0)	5,047	0

EXCHANGE-TRADED NOTE - 0.1%

United States - 0.1%
iPath MSCI India Index ETN* (Cost: $21,475)	360	24,925

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%

United States - 2.5%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c) (Cost: $552,290)(d)	552,290	552,290

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $18,923,082)		22,615,299
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.1)%		(462,672)

NET ASSETS - 100.0%		$22,152,627

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.
(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $552,959 and the total market value of the collateral held by the Fund was $577,333. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $25,043.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
10/3/2016	CAD	3,500	USD	2,661	$(2)
10/3/2016	GBP	900	USD	1,167	(2)
10/3/2016	HKD	7,000	USD	902	—
10/3/2016	JPY	88,000	USD	871	2
10/3/2016	NZD	1,700	USD	1,234	(3)
10/3/2016	THB	83,860	USD	2,416	(4)
10/3/2016	ZAR	11,000	USD	789	(11)

					$(20)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2016

CURRENCY LEGEND

CAD	Canadian dollar
GBP	British pound
HKD	Hong Kong dollar
JPY	Japanese yen
NZD	New Zealand dollar
THB	Thai baht
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS - 100.0%

Brazil - 3.1%
Embraer S.A.	12,671	$54,641
Iochpe Maxion S.A.	12,692	68,405
JBS S.A.	31,534	114,727
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	8,334	78,214

Total Brazil		315,987

Chile - 0.5%
Vina Concha y Toro S.A.	30,797	53,750

China - 2.7%
Minth Group Ltd.	30,000	105,403
Semiconductor Manufacturing International Corp.*	565,000	63,377
WH Group Ltd.(a)	139,500	112,234

Total China		281,014

India - 15.0%
Aurobindo Pharma Ltd.	4,997	64,204
Bharat Forge Ltd.	9,302	127,249
Cadila Healthcare Ltd.	26,206	152,639
Dishman Pharmaceuticals & Chemicals Ltd.	43,529	169,559
Dr Reddy’s Laboratories Ltd. ADR	1,201	55,750
Glenmark Pharmaceuticals Ltd.	8,321	115,410
Granules India Ltd.	35,264	61,598
HCL Technologies Ltd.	3,557	42,734
Infosys Ltd. ADR	4,451	70,237
Lupin Ltd.	5,238	116,927
Mindtree Ltd.	7,324	53,038
Strides Shasun Ltd.	1,485	22,437
Sun Pharmaceutical Industries Ltd.	8,291	92,486
Suven Life Sciences Ltd.	3,179	9,561
TAKE Solutions Ltd.	13,943	35,046
Tata Consultancy Services Ltd.	2,015	73,567
Tata Elxsi Ltd.	2,065	43,181
Tata Global Beverages Ltd.	48,782	102,282
Tech Mahindra Ltd.	6,948	43,814
Wipro Ltd. ADR(b)	515	5,001
Wockhardt Ltd.*	6,688	88,231

Total India		1,544,951

Malaysia - 2.9%
Genting Malaysia Bhd	76,900	84,607
MISC Bhd	26,700	48,745
Supermax Corp. Bhd	173,600	91,512
VS Industry Bhd	209,900	70,043

Total Malaysia		294,907

Mexico - 5.9%
Alfa S.A.B. de C.V. Class A	58,282	91,126
Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A*	40,037	69,840
Genomma Lab Internacional S.A.B. de C.V. Class B*	90,219	94,538
Gruma S.A.B. de C.V. Class B	9,001	118,568
Grupo Bimbo S.A.B. de C.V. Series A	31,850	84,112
Grupo Comercial Chedraui S.A. de C.V.	11,766	25,765
Industrias Bachoco S.A.B. de C.V. Series B	12,931	54,147
Nemak S.A.B. de C.V.(a)(b)	58,924	65,216

Total Mexico		603,312

Philippines - 1.3%
International Container Terminal Services, Inc.	36,850	58,510
Jollibee Foods Corp.	14,200	72,325

Total Philippines		130,835

Poland - 0.5%
CD Projekt S.A.*	4,503	46,896

Singapore - 0.6%
IGG, Inc.	93,000	61,753

South Africa - 0.5%
DataTec Ltd.	14,382	50,725

South Korea - 28.1%
AeroSpace Technology of Korea, Inc.*	5,065	83,700
Chabiotech Co., Ltd.*	5,724	81,597
Com2uS Corp.*	515	46,761
Dongkuk Structures & Construction Co., Ltd.	14,119	95,379
Doosan Corp.	1,103	101,151
Doosan Infracore Co., Ltd.*	11,287	80,859
Gamevil, Inc.*	496	28,102
Genexine Co., Ltd.*	1,157	51,056
Hankook Tire Co., Ltd.	3,148	169,784
Hansae Co., Ltd.	1,377	33,508
Humax Co., Ltd.	1,151	15,154
Hyundai Corp.	1,722	34,085
Hyundai Glovis Co., Ltd.	825	135,583
Hyundai Merchant Marine Co., Ltd.*	3,454	25,434
Hyundai Motor Co.	1,802	221,701
i-SENS, Inc.*	2,486	71,554
Kia Motors Corp.	3,553	135,978
Koh Young Technology, Inc.	1,397	57,904
Kumho Tire Co., Inc.*	10,208	104,735
LG Electronics, Inc.	2,524	109,774
LS Corp.	1,933	102,148
NCSoft Corp.	339	90,956
Nexen Tire Corp.	5,588	75,092
S&T Motiv Co., Ltd.	1,091	47,153
Samick Musical Instruments Co., Ltd.	16,671	41,778
Samsung Electronics Co., Ltd.	468	679,043
SK Hynix, Inc.	3,401	124,139
SL Corp.	443	6,617
Sung Kwang Bend Co., Ltd.	5,616	45,179

Total South Korea		2,895,904

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

September 30, 2016

Investments	Shares	Value
Taiwan - 36.6%
Accton Technology Corp.	59,000	$91,854
Adlink Technology, Inc.	15,223	30,936
Advanced Semiconductor Engineering, Inc.	61,000	73,172
Advantech Co., Ltd.	7,000	60,072
Aerospace Industrial Development Corp.	26,000	35,708
Alpha Networks, Inc.	64,000	39,508
Asia Optical Co., Inc.*	44,000	42,673
Asustek Computer, Inc.	9,000	80,251
Bizlink Holding, Inc.	13,638	71,137
Casetek Holdings Ltd.	7,000	25,458
Cheng Uei Precision Industry Co., Ltd.	21,000	26,162
Chin-Poon Industrial Co., Ltd.	25,000	55,670
China Airlines Ltd.	302,000	90,083
CMC Magnetics Corp.*	127,000	15,923
Compal Electronics, Inc.	97,000	59,879
Cub Elecparts, Inc.	5,000	54,872
CyberTAN Technology, Inc.	77,000	49,990
Delta Electronics, Inc.	19,000	101,227
Depo Auto Parts Ind Co., Ltd.	9,000	27,851
Eclat Textile Co., Ltd.	7,022	83,783
Eva Airways Corp.	173,250	79,038
Evergreen Marine Corp. Taiwan Ltd.*	144,000	55,587
Feng TAY Enterprise Co., Ltd.	19,920	88,334
Flytech Technology Co., Ltd.	11,000	38,076
General Interface Solution Holding Ltd.	7,000	18,401
Getac Technology Corp.	56,000	65,209
Global Unichip Corp.	8,000	19,320
Hon Hai Precision Industry Co., Ltd.	73,700	185,746
Hota Industrial Manufacturing Co., Ltd.	17,000	82,707
IEI Integration Corp.	16,000	23,225
Inventec Corp.	51,000	41,652
Johnson Health Tech Co., Ltd.	9,000	14,959
Kenda Rubber Industrial Co., Ltd.	16,320	26,006
King Slide Works Co., Ltd.	7,000	90,555
Lite-On Technology Corp.	43,219	62,184
Makalot Industrial Co., Ltd.	11,419	54,644
Micro-Star International Co., Ltd.	25,000	65,001
Nan Ya Printed Circuit Board Corp.	21,000	17,151
Orient Semiconductor Electronics Ltd.*	47,000	18,893
Pegatron Corp.	20,000	51,427
Pihsiang Machinery Manufacturing Co., Ltd.	8,000	17,661
Posiflex Technology, Inc.	4,100	25,048
Pou Chen Corp.	96,000	135,062
Primax Electronics Ltd.	49,000	71,830
Qisda Corp.	115,000	48,795
Quanta Computer, Inc.	27,000	56,333
ScinoPharm Taiwan Ltd.	62,560	86,020
Sercomm Corp.	17,000	40,459
Siliconware Precision Industries Co., Ltd.	36,000	53,979
Taiwan Semiconductor Manufacturing Co., Ltd.	76,000	442,488
Tong Hsing Electronic Industries Ltd.	12,000	45,365
Tong Yang Industry Co., Ltd.	84,000	199,378
TYC Brother Industrial Co., Ltd.	80,000	96,984
Visual Photonics Epitaxy Co., Ltd.	21,000	29,578
Vivotek, Inc.	19,664	51,378
Wistron NeWeb Corp.	12,360	38,998
WUS Printed Circuit Co., Ltd.	23,000	14,345
Yang Ming Marine Transport Corp.*	255,000	57,760
Zeng Hsing Industrial Co., Ltd.	4,000	20,545
Zinwell Corp.	20,000	21,630

Total Taiwan		3,767,960

Thailand - 2.0%
Delta Electronics Thailand PCL NVDR	16,300	37,280
KCE Electronics PCL NVDR	18,200	55,677
Thai Union Group PCL NVDR	92,100	56,881
TTCL PCL NVDR	104,100	61,589

Total Thailand		211,427

Turkey - 0.3%
EGE Endustri VE Ticaret AS	435	30,704

TOTAL COMMON STOCKS (Cost: $9,350,340)		10,290,125

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c) (Cost: $23,882)(d)	23,882	23,882

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $9,374,222)		10,314,007
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.2)%		(19,278)

NET ASSETS - 100.0%		$10,294,729

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.
(d)	At September 30, 2016, the total market value of the Fund’s securities on loan was $22,252 and the total market value of the collateral held by the Fund was $23,882.

ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

September 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
10/4/2016	MXN	7,888	USD	407	$(1)

CURRENCY LEGEND

MXN	Mexican peso
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.4%
Huntington Ingalls Industries, Inc.	44	$6,751
Northrop Grumman Corp.	31	6,632
Spirit AeroSystems Holdings, Inc. Class A*	119	5,300

Total Aerospace & Defense		18,683

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	101	7,116

Airlines - 0.9%
Alaska Air Group, Inc.	80	5,269
Southwest Airlines Co.	163	6,339

Total Airlines		11,608

Banks - 7.6%
Bank of America Corp.	804	12,582
BB&T Corp.	154	5,809
Citizens Financial Group, Inc.	232	5,733
Comerica, Inc.	105	4,969
Fifth Third Bancorp	239	4,890
First Republic Bank	61	4,704
Huntington Bancshares, Inc.	419	4,131
KeyCorp	386	4,698
M&T Bank Corp.	42	4,876
PNC Financial Services Group, Inc. (The)	83	7,477
Regions Financial Corp.	648	6,396
Signature Bank*	26	3,080
SunTrust Banks, Inc.	156	6,833
U.S. Bancorp	177	7,591
Wells Fargo & Co.	309	13,682

Total Banks		97,451

Beverages - 1.3%
Constellation Brands, Inc. Class A	56	9,324
Dr. Pepper Snapple Group, Inc.	75	6,848

Total Beverages		16,172

Biotechnology - 1.0%
Incyte Corp.*	81	7,638
United Therapeutics Corp.*	43	5,077

Total Biotechnology		12,715

Building Products - 0.4%
Fortune Brands Home & Security, Inc.	95	5,520

Capital Markets - 2.9%
Ameriprise Financial, Inc.	41	4,091
CBOE Holdings, Inc.	74	4,799
Charles Schwab Corp. (The)	232	7,324
E*TRADE Financial Corp.*	216	6,290
Raymond James Financial, Inc.	87	5,064
SEI Investments Co.	79	3,603
T. Rowe Price Group, Inc.	52	3,458
TD Ameritrade Holding Corp.	88	3,101

Total Capital Markets		37,730

Commercial Services & Supplies - 1.8%
Cintas Corp.	41	4,616
Republic Services, Inc.	126	6,357
Rollins, Inc.	140	4,099
Waste Management, Inc.	121	7,715

Total Commercial Services & Supplies		22,787

Communications Equipment - 0.5%
Harris Corp.	71	6,504

Consumer Finance - 1.5%
Ally Financial, Inc.	159	3,096
Capital One Financial Corp.	82	5,890
Discover Financial Services	75	4,241
Synchrony Financial	219	6,132

Total Consumer Finance		19,359

Distributors - 0.4%
Genuine Parts Co.	55	5,525

Diversified Consumer Services - 0.6%
H&R Block, Inc.	173	4,005
ServiceMaster Global Holdings, Inc.*	125	4,210

Total Diversified Consumer Services		8,215

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B*	69	9,968
Leucadia National Corp.	216	4,113
Voya Financial, Inc.	103	2,969

Total Diversified Financial Services		17,050

Diversified Telecommunication Services - 4.4%
AT&T, Inc.	490	19,899
CenturyLink, Inc.	146	4,005
Frontier Communications Corp.	927	3,856
SBA Communications Corp. Class A*	35	3,925
Verizon Communications, Inc.	343	17,829
Zayo Group Holdings, Inc.*	232	6,893

Total Diversified Telecommunication Services		56,407

Electric Utilities - 6.6%
Alliant Energy Corp.	116	4,444
American Electric Power Co., Inc.	86	5,522
Avangrid, Inc.	74	3,092
Duke Energy Corp.	95	7,604
Edison International	89	6,430
Entergy Corp.	42	3,223
Eversource Energy	89	4,822
Exelon Corp.	130	4,328
FirstEnergy Corp.	120	3,970
ITC Holdings Corp.	107	4,973
NextEra Energy, Inc.	63	7,706
PG&E Corp.	92	5,628
Pinnacle West Capital Corp.	73	5,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

September 30, 2016

Investments	Shares	Value
Southern Co. (The)	146	$7,490
Westar Energy, Inc.	72	4,086
Xcel Energy, Inc.	154	6,335

Total Electric Utilities		85,200

Electrical Equipment - 0.7%
Acuity Brands, Inc.	19	5,027
Hubbell, Inc.	33	3,556

Total Electrical Equipment		8,583

Electronic Equipment, Instruments & Components - 0.4%
CDW Corp.	115	5,259

Equity Real Estate Investment Trusts (REITs) - 8.9%
Alexandria Real Estate Equities, Inc.	23	2,502
American Campus Communities, Inc.	69	3,510
Apartment Investment & Management Co. Class A	63	2,892
AvalonBay Communities, Inc.	20	3,557
Boston Properties, Inc.	20	2,726
Brixmor Property Group, Inc.	118	3,279
Camden Property Trust	38	3,182
Crown Castle International Corp.	60	5,652
CubeSmart	99	2,699
DDR Corp.	167	2,911
Duke Realty Corp.	127	3,471
Equity LifeStyle Properties, Inc.	28	2,161
Equity Residential	40	2,573
Essex Property Trust, Inc.	14	3,118
Extra Space Storage, Inc.	47	3,732
Federal Realty Investment Trust	20	3,079
General Growth Properties, Inc.	125	3,450
HCP, Inc.	85	3,226
Host Hotels & Resorts, Inc.	128	1,993
Kilroy Realty Corp.	36	2,497
Kimco Realty Corp.	112	3,242
Macerich Co. (The)	62	5,014
Mid-America Apartment Communities, Inc.	40	3,760
National Retail Properties, Inc.	61	3,102
Omega Healthcare Investors, Inc.	74	2,623
Public Storage	20	4,463
Realty Income Corp.	54	3,614
Regency Centers Corp.	38	2,945
Simon Property Group, Inc.	26	5,382
SL Green Realty Corp.	23	2,486
UDR, Inc.	86	3,095
Ventas, Inc.	61	4,308
VEREIT, Inc.	301	3,121
Vornado Realty Trust	24	2,429
Welltower, Inc.	45	3,365

Total Equity Real Estate Investment Trusts (REITs)		115,159

Food & Staples Retailing - 2.6%
CVS Health Corp.	114	10,145
Kroger Co. (The)	159	4,719
Rite Aid Corp.*	617	4,745
Sysco Corp.	156	7,645
Whole Foods Market, Inc.	206	5,840

Total Food & Staples Retailing		33,094

Food Products - 3.2%
ConAgra Foods, Inc.	96	4,523
Hershey Co. (The)	49	4,684
Hormel Foods Corp.	167	6,334
J.M. Smucker Co. (The)	35	4,744
Pilgrim’s Pride Corp.	127	2,682
Pinnacle Foods, Inc.	131	6,572
Tyson Foods, Inc. Class A	80	5,974
WhiteWave Foods Co. (The)*	113	6,151

Total Food Products		41,664

Gas Utilities - 0.4%
Atmos Energy Corp.	63	4,692

Health Care Equipment & Supplies - 0.7%
DexCom, Inc.*	102	8,941

Health Care Providers & Services - 8.1%
Aetna, Inc.	66	7,620
AmerisourceBergen Corp.	73	5,897
Anthem, Inc.	49	6,140
Cardinal Health, Inc.	82	6,371
Centene Corp.*	103	6,897
Cigna Corp.	45	5,864
DaVita, Inc.*	106	7,004
Express Scripts Holding Co.*	121	8,534
HCA Holdings, Inc.*	94	7,109
Humana, Inc.	33	5,837
Laboratory Corp. of America Holdings*	39	5,362
MEDNAX, Inc.*	99	6,559
Quest Diagnostics, Inc.	101	8,548
UnitedHealth Group, Inc.	88	12,320
Universal Health Services, Inc. Class B	37	4,559

Total Health Care Providers & Services		104,621

Health Care Technology - 1.0%
athenahealth, Inc.*	50	6,306
Cerner Corp.*	97	5,990

Total Health Care Technology		12,296

Hotels, Restaurants & Leisure - 1.7%
Chipotle Mexican Grill, Inc.*	13	5,506
Darden Restaurants, Inc.	94	5,764
Domino’s Pizza, Inc.	38	5,770
Marriott International, Inc. Class A	72	4,848

Total Hotels, Restaurants & Leisure		21,888

Household Durables - 1.4%
D.R. Horton, Inc.	166	5,013
Lennar Corp. Class A	73	3,091
NVR, Inc.*	4	6,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

September 30, 2016

Investments	Shares	Value
PulteGroup, Inc.	151	$3,026

Total Household Durables		17,690

Household Products - 0.9%
Church & Dwight Co., Inc.	94	4,504
Clorox Co. (The)	55	6,885

Total Household Products		11,389

Insurance - 4.2%
Allstate Corp. (The)	65	4,497
American Financial Group, Inc.	41	3,075
Cincinnati Financial Corp.	49	3,696
CNA Financial Corp.	108	3,716
FNF Group	90	3,322
Hartford Financial Services Group, Inc. (The)	123	5,267
Lincoln National Corp.	105	4,933
Loews Corp.	71	2,922
Principal Financial Group, Inc.	75	3,863
Progressive Corp. (The)	112	3,528
Torchmark Corp.	68	4,344
Travelers Cos., Inc. (The)	40	4,582
Unum Group	110	3,884
W.R. Berkley Corp.	38	2,195

Total Insurance		53,824

Internet Software & Services - 0.4%
CoStar Group, Inc.*	24	5,197

IT Services - 2.5%
Automatic Data Processing, Inc.	66	5,821
Broadridge Financial Solutions, Inc.	71	4,813
Fiserv, Inc.*	51	5,073
Jack Henry & Associates, Inc.	63	5,390
Paychex, Inc.	92	5,324
Vantiv, Inc. Class A*	95	5,346

Total IT Services		31,767

Media - 4.9%
CBS Corp. Class B Non-Voting Shares	135	7,390
Charter Communications, Inc. Class A*	55	14,848
Comcast Corp. Class A	236	15,656
DISH Network Corp. Class A*	125	6,848
Liberty Braves Group Series C*	8	139
Liberty Media Group LLC Series C*	37	1,041
Liberty SiriusXM Group Series C*	151	5,045
Scripps Networks Interactive, Inc. Class A	55	3,492
Sirius XM Holdings, Inc.*(a)	1,480	6,172
TEGNA, Inc.	113	2,470

Total Media		63,101

Multi-Utilities - 3.9%
Ameren Corp.	98	4,820
CenterPoint Energy, Inc.	155	3,601
CMS Energy Corp.	106	4,453
Consolidated Edison, Inc.	86	6,476
Dominion Resources, Inc.	86	6,387
DTE Energy Co.	51	4,777
NiSource, Inc.	220	5,304
Public Service Enterprise Group, Inc.	92	3,852
SCANA Corp.	65	4,704
WEC Energy Group, Inc.	90	5,389

Total Multi-Utilities		49,763

Multiline Retail - 3.0%
Dollar General Corp.	91	6,369
Dollar Tree, Inc.*	97	7,656
Kohl’s Corp.	134	5,863
Macy’s, Inc.	160	5,928
Nordstrom, Inc.(a)	105	5,447
Target Corp.	106	7,280

Total Multiline Retail		38,543

Professional Services - 0.6%
Verisk Analytics, Inc.*	89	7,234

Road & Rail - 2.7%
AMERCO	19	6,160
CSX Corp.	160	4,880
JB Hunt Transport Services, Inc.	35	2,840
Norfolk Southern Corp.	66	6,406
Old Dominion Freight Line, Inc.*	53	3,636
Union Pacific Corp.	113	11,021

Total Road & Rail		34,943

Semiconductors & Semiconductor Equipment - 0.2%
First Solar, Inc.*	75	2,962

Software - 1.2%
Intuit, Inc.	75	8,251
Workday, Inc. Class A*	75	6,877

Total Software		15,128

Specialty Retail - 7.3%
Advance Auto Parts, Inc.	42	6,263
AutoNation, Inc.*	74	3,605
AutoZone, Inc.*	10	7,683
Bed Bath & Beyond, Inc.	102	4,397
Best Buy Co., Inc.	216	8,247
CarMax, Inc.*	63	3,361
Home Depot, Inc. (The)	122	15,699
L Brands, Inc.	88	6,228
Lowe’s Cos., Inc.	117	8,449
O’Reilly Automotive, Inc.*	26	7,283
Ross Stores, Inc.	148	9,516
Tractor Supply Co.	60	4,041
Ulta Salon Cosmetics & Fragrance, Inc.*	38	9,043

Total Specialty Retail		93,815

Textiles, Apparel & Luxury Goods - 1.1%
Carter’s, Inc.	62	5,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

September 30, 2016

Investments	Shares	Value
Hanesbrands, Inc.	153	$3,863
Under Armour, Inc. Class A*(a)	69	2,669
Under Armour, Inc. Class C*	69	2,337

Total Textiles, Apparel & Luxury Goods		14,245

Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	236	3,358

Tobacco - 1.5%
Altria Group, Inc.	196	12,393
Reynolds American, Inc.	155	7,308

Total Tobacco		19,701

Trading Companies & Distributors - 0.7%
Fastenal Co.	87	3,635
HD Supply Holdings, Inc.*	176	5,628

Total Trading Companies & Distributors		9,263

Water Utilities - 0.6%
American Water Works Co., Inc.	65	4,864
Aqua America, Inc.	106	3,231

Total Water Utilities		8,095

Wireless Telecommunication Services - 1.6%
Sprint Corp.*(a)	1,785	11,834
T-Mobile U.S., Inc.*	201	9,391

Total Wireless Telecommunication Services		21,225

TOTAL COMMON STOCKS (Cost: $1,231,298)		1,285,482

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b) (Cost: $7,431)(c)	7,431	7,431

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $1,238,729)		1,292,913
Liabilities in Excess of Cash and Other Assets - (0.4)%		(5,532)

NET ASSETS - 100.0%		$1,287,381

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.
(c)

At September 30, 2016, the total market value of the Fund’s securities on loan was $22,609 and the total market value of the collateral held by the Fund was $23,091. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,660.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.2%
Boeing Co. (The)	59	$7,773
United Technologies Corp.	73	7,417

Total Aerospace & Defense		15,190

Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	98	5,049

Airlines - 0.4%
United Continental Holdings, Inc.*	91	4,775

Auto Components - 1.6%
BorgWarner, Inc.	205	7,212
Goodyear Tire & Rubber Co. (The)	180	5,814
Lear Corp.	60	7,273

Total Auto Components		20,299

Automobiles - 0.8%
Ford Motor Co.	600	7,242
Tesla Motors, Inc.*(a)	17	3,469

Total Automobiles		10,711

Banks - 0.9%
CIT Group, Inc.	97	3,521
Citigroup, Inc.	170	8,029

Total Banks		11,550

Beverages - 2.8%
Brown-Forman Corp. Class B	135	6,404
Coca-Cola Co. (The)	286	12,103
Molson Coors Brewing Co. Class B	46	5,051
PepsiCo, Inc.	119	12,944

Total Beverages		36,502

Biotechnology - 2.1%
AbbVie, Inc.	122	7,694
Alexion Pharmaceuticals, Inc.*	29	3,554
BioMarin Pharmaceutical, Inc.*	39	3,608
Celgene Corp.*	69	7,213
OPKO Health, Inc.*(a)	431	4,564

Total Biotechnology		26,633

Capital Markets - 3.6%
BlackRock, Inc.	22	7,974
Franklin Resources, Inc.	156	5,549
Goldman Sachs Group, Inc. (The)	37	5,967
Intercontinental Exchange, Inc.	16	4,310
Moody’s Corp.	51	5,522
Morgan Stanley	202	6,476
MSCI, Inc.	57	4,784
S&P Global, Inc.	53	6,708

Total Capital Markets		47,290

Chemicals - 7.8%
Air Products & Chemicals, Inc.	56	8,419
Albemarle Corp.	110	9,404
Ashland Global Holdings, Inc.	39	4,522
Celanese Corp. Series A	66	4,393
Dow Chemical Co. (The)	176	9,122
E.I. du Pont de Nemours & Co.	82	5,492
Eastman Chemical Co.	79	5,347
Ecolab, Inc.	74	9,007
FMC Corp.	154	7,444
International Flavors & Fragrances, Inc.	35	5,004
Monsanto Co.	74	7,563
Mosaic Co. (The)	220	5,381
PPG Industries, Inc.	38	3,928
Praxair, Inc.	69	8,337
Valspar Corp. (The)	74	7,849

Total Chemicals		101,212

Communications Equipment - 1.7%
Cisco Systems, Inc.	313	9,928
F5 Networks, Inc.*	45	5,609
Juniper Networks, Inc.	137	3,296
Motorola Solutions, Inc.	43	3,280

Total Communications Equipment		22,113

Construction & Engineering - 0.5%
Fluor Corp.	117	6,004

Containers & Packaging - 2.0%
Avery Dennison Corp.	72	5,601
Ball Corp.	82	6,720
Crown Holdings, Inc.*	148	8,449
Sealed Air Corp.	110	5,040

Total Containers & Packaging		25,810

Electrical Equipment - 1.5%
AMETEK, Inc.	97	4,635
Emerson Electric Co.	133	7,250
Rockwell Automation, Inc.	66	8,074

Total Electrical Equipment		19,959

Electronic Equipment, Instruments & Components - 2.4%
Amphenol Corp. Class A	96	6,232
Arrow Electronics, Inc.*	91	5,821
Avnet, Inc.	117	4,804
Corning, Inc.	243	5,747
Ingram Micro, Inc. Class A	128	4,565
Trimble Navigation Ltd.*	158	4,513

Total Electronic Equipment, Instruments & Components		31,682

Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	139	7,015
FMC Technologies, Inc.*	176	5,222
Halliburton Co.	146	6,553
National Oilwell Varco, Inc.	124	4,556

Total Energy Equipment & Services		23,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

September 30, 2016

Investments	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equinix, Inc.	11	$3,963

Food Products - 2.3%
Archer-Daniels-Midland Co.	189	7,970
Ingredion, Inc.	45	5,988
McCormick & Co., Inc. Non-Voting Shares	48	4,796
Mead Johnson Nutrition Co.	56	4,424
Mondelez International, Inc. Class A	163	7,156

Total Food Products		30,334

Health Care Equipment & Supplies - 5.2%
Abbott Laboratories	166	7,020
Baxter International, Inc.	100	4,760
Becton, Dickinson and Co.	29	5,212
Boston Scientific Corp.*	261	6,212
Cooper Cos., Inc. (The)	20	3,585
Danaher Corp.	65	5,095
DENTSPLY SIRONA, Inc.	93	5,527
Edwards Lifesciences Corp.*	47	5,666
ResMed, Inc.	52	3,369
St. Jude Medical, Inc.	77	6,142
Teleflex, Inc.	31	5,210
Varian Medical Systems, Inc.*	46	4,578
Zimmer Biomet Holdings, Inc.	39	5,071

Total Health Care Equipment & Supplies		67,447

Health Care Technology - 0.4%
IMS Health Holdings, Inc.*	148	4,638

Hotels, Restaurants & Leisure - 2.0%
Interval Leisure Group, Inc.	27	464
Las Vegas Sands Corp.	105	6,042
McDonald’s Corp.	58	6,691
Wynn Resorts Ltd.	63	6,137
Yum! Brands, Inc.	67	6,084

Total Hotels, Restaurants & Leisure		25,418

Household Durables - 1.0%
Harman International Industries, Inc.	70	5,911
Whirlpool Corp.	43	6,973

Total Household Durables		12,884

Household Products - 2.4%
Colgate-Palmolive Co.	119	8,823
Kimberly-Clark Corp.	60	7,568
Procter & Gamble Co. (The)	163	14,629

Total Household Products		31,020

Independent Power & Renewable Electricity Producers - 0.7%
AES Corp.	665	8,545

Industrial Conglomerates - 2.5%
3M Co.	57	10,045
General Electric Co.	441	13,063
Honeywell International, Inc.	78	9,094

Total Industrial Conglomerates		32,202

Insurance - 1.4%
Aflac, Inc.	94	6,756
Marsh & McLennan Cos., Inc.	117	7,868
Reinsurance Group of America, Inc.	36	3,886

Total Insurance		18,510

Internet & Catalog Retail - 1.4%
Expedia, Inc.	46	5,369
Priceline Group, Inc. (The)*	5	7,358
TripAdvisor, Inc.*	83	5,244

Total Internet & Catalog Retail		17,971

Internet Software & Services - 2.1%
Alphabet, Inc. Class A*	13	10,453
eBay, Inc.*	136	4,474
Facebook, Inc. Class A*	99	12,699

Total Internet Software & Services		27,626

IT Services - 3.8%
Gartner, Inc.*	52	4,599
Global Payments, Inc.	77	5,911
International Business Machines Corp.	67	10,643
MasterCard, Inc. Class A	73	7,429
PayPal Holdings, Inc.*	103	4,220
Sabre Corp.	114	3,213
Visa, Inc. Class A	99	8,187
Western Union Co. (The)	218	4,539

Total IT Services		48,741

Leisure Products - 0.6%
Hasbro, Inc.	44	3,491
Mattel, Inc.	162	4,905

Total Leisure Products		8,396

Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	116	5,462
Illumina, Inc.*	23	4,178
Mettler-Toledo International, Inc.*	11	4,618
PerkinElmer, Inc.	78	4,377
Quintiles Transnational Holdings, Inc.*	45	3,648
Thermo Fisher Scientific, Inc.	41	6,522
Waters Corp.*	29	4,596

Total Life Sciences Tools & Services		33,401

Machinery - 7.0%
Caterpillar, Inc.	117	10,386
Cummins, Inc.	43	5,511
Deere & Co.	50	4,268
Flowserve Corp.	153	7,381
Fortive Corp.	32	1,629
IDEX Corp.	94	8,796
Illinois Tool Works, Inc.	67	8,029
PACCAR, Inc.	108	6,348
Parker-Hannifin Corp.	64	8,034
Stanley Black & Decker, Inc.	57	7,010
WABCO Holdings, Inc.*	63	7,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

September 30, 2016

Investments	Shares	Value
Wabtec Corp.	85	$6,940
Xylem, Inc.	172	9,021

Total Machinery		90,505

Media - 1.3%
Discovery Communications, Inc. Class C*	123	3,236
Interpublic Group of Cos., Inc. (The)	269	6,012
Omnicom Group, Inc.	93	7,905

Total Media		17,153

Metals & Mining - 2.1%
Alcoa, Inc.	753	7,635
Freeport-McMoRan, Inc.	793	8,612
Newmont Mining Corp.	282	11,080

Total Metals & Mining		27,327

Oil, Gas & Consumable Fuels - 4.4%
Apache Corp.	101	6,451
Chevron Corp.	126	12,968
ConocoPhillips	141	6,129
Exxon Mobil Corp.	218	19,027
Hess Corp.	88	4,719
Spectra Energy Corp.	176	7,524

Total Oil, Gas & Consumable Fuels		56,818

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The) Class A	61	5,402

Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	113	6,093
Eli Lilly & Co.	89	7,143
Johnson & Johnson	151	17,838
Merck & Co., Inc.	193	12,045
Pfizer, Inc.	334	11,312
Zoetis, Inc.	91	4,733

Total Pharmaceuticals		59,164

Professional Services - 0.4%
ManpowerGroup, Inc.	75	5,420

Real Estate Management & Development - 0.4%
CBRE Group, Inc. Class A*	198	5,540

Road & Rail - 0.3%
Kansas City Southern	45	4,199

Semiconductors & Semiconductor Equipment - 6.6%
Analog Devices, Inc.	61	3,931
Applied Materials, Inc.	236	7,115
Intel Corp.	248	9,362
KLA-Tencor Corp.	48	3,346
Lam Research Corp.	46	4,357
Linear Technology Corp.	97	5,751
Maxim Integrated Products, Inc.	119	4,752
Microchip Technology, Inc.	97	6,028
Micron Technology, Inc.*	309	5,494
NVIDIA Corp.	97	6,646
Qorvo, Inc.*	56	3,121
QUALCOMM, Inc.	160	10,960
Skyworks Solutions, Inc.	41	3,122
Texas Instruments, Inc.	87	6,106
Xilinx, Inc.	109	5,923

Total Semiconductors & Semiconductor Equipment		86,014

Software - 6.1%
Activision Blizzard, Inc.	103	4,563
Adobe Systems, Inc.*	46	4,993
ANSYS, Inc.*	59	5,464
Autodesk, Inc.*	69	4,991
Cadence Design Systems, Inc.*	142	3,625
Citrix Systems, Inc.*	58	4,943
Dell Technologies, Inc. Class V*	33	1,577
Electronic Arts, Inc.*	51	4,356
Microsoft Corp.	310	17,856
Oracle Corp.	210	8,249
Red Hat, Inc.*	51	4,122
Symantec Corp.	227	5,698
Synopsys, Inc.*	66	3,917
VMware, Inc. Class A*(a)	61	4,474

Total Software		78,828

Specialty Retail - 0.3%
Tiffany & Co.	49	3,559

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	202	22,836
HP, Inc.	502	7,796
NetApp, Inc.	235	8,418
Western Digital Corp.	122	7,133

Total Technology Hardware, Storage & Peripherals		46,183

Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	93	3,400
NIKE, Inc. Class B	98	5,160
PVH Corp.	47	5,193

Total Textiles, Apparel & Luxury Goods		13,753

Tobacco - 1.0%
Philip Morris International, Inc.	129	12,541

TOTAL COMMON STOCKS (Cost: $1,217,929)		1,291,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

September 30, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b) (Cost: $11,431)(c)	11,431	$11,431

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $1,229,360)		1,303,058
Liabilities in Excess of Cash and Other Assets - (0.7)%		(8,807)

NET ASSETS - 100.0%		$1,294,251

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.
(c)	At September 30, 2016, the total market value of the Fund’s securities on loan was $11,120 and the total market value of the collateral held by the Fund was $11,431.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

September 30, 2016

Investments	Principal Amount	Value
CORPORATE BONDS - 98.8%

United States - 98.8%
21st Century Fox America, Inc.
5.40%, 10/1/43	$75,000	$89,653
ABB Finance USA, Inc.
2.88%, 5/8/22	63,000	65,901
AbbVie, Inc.
1.75%, 11/6/17	50,000	50,178
Aetna, Inc.
3.20%, 6/15/26	69,000	70,296
American International Group, Inc.
4.50%, 7/16/44	43,000	43,974
Amgen, Inc.
5.15%, 11/15/41	61,000	69,775
Apple, Inc.
2.25%, 2/23/21	51,000	52,348
3.85%, 5/4/43	69,000	70,694
AT&T, Inc.
4.50%, 3/9/48(a)	140,000	141,321
Bank of America Corp.
4.13%, 1/22/24	62,000	67,345
5.00%, 1/21/44	108,000	127,647
Bear Stearns Cos. LLC (The)
6.40%, 10/2/17	71,000	74,378
Becton Dickinson and Co.
1.80%, 12/15/17	161,000	161,780
Berkshire Hathaway Energy Co.
6.13%, 4/1/36	73,000	97,265
Celgene Corp.
2.88%, 8/15/20	74,000	76,622
Chevron Corp.
2.36%, 12/5/22	124,000	126,350
Citigroup, Inc.
2.05%, 12/7/18	91,000	91,738
5.50%, 9/13/25	134,000	153,093
Comcast Corp.
4.65%, 7/15/42	70,000	81,084
CVS Health Corp.
4.88%, 7/20/35	60,000	70,535
Dow Chemical Co. (The)
4.13%, 11/15/21	147,000	161,026
EI du Pont de Nemours & Co.
2.80%, 2/15/23	88,000	90,036
EMC Corp.
1.88%, 6/1/18	64,000	63,012
Halliburton Co.
3.50%, 8/1/23	141,000	145,753
Hartford Financial Services Group, Inc. (The)
6.10%, 10/1/41	51,000	62,320
HSBC USA, Inc.
1.63%, 1/16/18	114,000	114,084
International Business Machines Corp.
4.00%, 6/20/42	64,000	67,313
JPMorgan Chase & Co.
5.63%, 8/16/43	51,000	61,695
Kroger Co. (The)
2.30%, 1/15/19	100,000	101,865
Lockheed Martin Corp.
4.07%, 12/15/42	66,000	70,992
Marriott International, Inc.
3.00%, 3/1/19	57,000	58,651
McKesson Corp.
3.80%, 3/15/24	113,000	122,056
Morgan Stanley
4.88%, 11/1/22	148,000	163,454
Mylan N.V.
3.95%, 6/15/26(a)	30,000	30,285
Northrop Grumman Corp.
3.25%, 8/1/23	84,000	89,897
Occidental Petroleum Corp.
4.10%, 2/1/21, Series 1	114,000	123,982
Oracle Corp.
4.30%, 7/8/34	71,000	77,144
Pacific Gas & Electric Co.
6.05%, 3/1/34	68,000	90,945
Pfizer, Inc.
2.10%, 5/15/19	124,000	126,644
Philip Morris International, Inc.
5.65%, 5/16/18	104,000	111,246
S&P Global, Inc.
2.95%, 1/22/27(a)	40,000	40,300
Santander Holdings USA, Inc.
2.65%, 4/17/20	81,000	81,554
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	40,000	40,275
Synchrony Financial
2.70%, 2/3/20	110,000	111,465
Thermo Fisher Scientific, Inc.
3.00%, 4/15/23	86,000	88,202
Time Warner, Inc.
4.88%, 3/15/20	76,000	84,007
3.60%, 7/15/25	157,000	167,309
Tyson Foods, Inc.
3.95%, 8/15/24	89,000	96,218
United Technologies Corp.
4.50%, 6/1/42	61,000	70,821
Verizon Communications, Inc.
4.15%, 3/15/24	100,000	110,554
4.40%, 11/1/34	156,000	165,580
Wachovia Corp.
5.75%, 2/1/18	150,000	158,518
Wal-Mart Stores, Inc.
6.20%, 4/15/38	61,000	87,769
Walgreens Boots Alliance, Inc.
2.60%, 6/1/21	23,000	23,563

TOTAL INVESTMENTS IN SECURITIES - 98.8% (Cost: $4,962,709)		5,040,512
Cash and Other Assets in Excess of Liabilities - 1.2%		60,201

NET ASSETS - 100.0%		$5,100,713

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2016

Investments	Principal Amount	Value
CORPORATE BONDS - 97.5%

United States - 97.5%
ADT Corp. (The)
4.13%, 6/15/23	$124,000	$122,760
AECOM
5.75%, 10/15/22	63,000	66,485
Alcoa, Inc.
6.15%, 8/15/20	145,000	160,406
AmeriGas Finance LLC
7.00%, 5/20/22	142,000	150,875
Ashland LLC
4.75%, 8/15/22	89,000	92,894
Cablevision Systems Corp.
7.75%, 4/15/18	138,000	146,280
Calpine Corp.
5.75%, 1/15/25	113,000	112,011
CCO Holdings LLC
5.25%, 3/15/21	134,000	139,514
Centene Corp.
5.63%, 2/15/21	146,000	155,125
CenturyLink, Inc.
5.80%, 3/15/22, Series T	73,000	75,099
6.75%, 12/1/23, Series W	143,000	149,256
Chesapeake Energy Corp.
8.00%, 12/15/22(a)	75,000	76,219
CommScope Technologies Finance LLC
6.00%, 6/15/25(a)	65,000	69,631
Community Health Systems, Inc.
5.13%, 8/15/18	151,000	152,525
7.13%, 7/15/20	78,000	72,891
Cott Beverages, Inc.
6.75%, 1/1/20	59,000	61,729
DaVita, Inc.
5.75%, 8/15/22	125,000	131,406
DISH DBS Corp.
7.88%, 9/1/19	105,000	117,862
5.00%, 3/15/23	76,000	74,100
DPL, Inc.
7.25%, 10/15/21	100,000	102,500
First Data Corp.
7.00%, 12/1/23(a)	146,000	154,760
Freeport-McMoRan, Inc.
5.40%, 11/14/34	100,000	83,500
Frontier Communications Corp.
6.88%, 1/15/25	146,000	129,757
HCA, Inc.
4.75%, 5/1/23	147,000	153,615
HRG Group, Inc.
7.75%, 1/15/22	96,000	99,960
Iron Mountain, Inc.
6.00%, 8/15/23	62,000	66,495
Kindred Healthcare, Inc.
8.75%, 1/15/23	76,000	76,285
KLX, Inc.
5.88%, 12/1/22(a)	72,000	74,880
L Brands, Inc.
6.63%, 4/1/21	136,000	157,420
MGM Resorts International
7.75%, 3/15/22	137,000	159,262
Micron Technology, Inc.
5.25%, 8/1/23(a)	98,000	97,265
Navient Corp.
6.13%, 3/25/24	122,000	114,223
Nielsen Finance LLC
5.00%, 4/15/22(a)	120,000	124,350
OneMain Financial Holdings LLC
6.75%, 12/15/19(a)	69,000	72,795
PBF Holding Co. LLC
7.00%, 11/15/23(a)	75,000	71,063
Platform Specialty Products Corp.
6.50%, 2/1/22(a)	83,000	81,133
Post Holdings, Inc.
6.00%, 12/15/22(a)	105,000	111,300
Regal Entertainment Group
5.75%, 3/15/22	105,000	108,675
Rite Aid Corp.
6.75%, 6/15/21	75,000	79,233
Scientific Games International, Inc.
10.00%, 12/1/22	106,000	98,315
Springleaf Finance Corp.
7.75%, 10/1/21	60,000	63,150
Sprint Corp.
7.63%, 2/15/25	111,000	110,445
T-Mobile USA, Inc.
6.00%, 3/1/23	89,000	95,413
6.63%, 4/1/23	69,000	74,348
TreeHouse Foods, Inc.
6.00%, 2/15/24(a)	69,000	74,606
Vulcan Materials Co.
7.50%, 6/15/21	76,000	92,530
Western Digital Corp.
10.50%, 4/1/24(a)	120,000	139,500
Windstream Services LLC
7.75%, 10/1/21	110,000	110,275

TOTAL INVESTMENTS IN SECURITIES - 97.5% (Cost: $4,909,263)		5,104,121
Cash and Other Assets in Excess of Liabilities - 2.5%		129,223

NET ASSETS - 100.0%		$5,233,344

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2016

Investments	Principal Amount	Value
CORPORATE BONDS - 98.8%

United States - 98.8%
Abbott Laboratories
2.00%, 3/15/20	$60,000	$61,091
AbbVie, Inc.
1.75%, 11/6/17	149,000	149,530
Altria Group, Inc.
9.25%, 8/6/19	83,000	100,895
American Express Credit Corp.
2.38%, 3/24/17	114,000	114,693
American International Group, Inc.
3.30%, 3/1/21	86,000	90,322
Apple, Inc.
2.25%, 2/23/21	63,000	64,665
AT&T, Inc.
5.50%, 2/1/18	149,000	157,038
2.30%, 3/11/19	59,000	60,026
Bank of America Corp.
6.88%, 4/25/18	96,000	103,609
7.63%, 6/1/19	115,000	132,056
Bank of New York Mellon Corp. (The)
2.05%, 5/3/21	89,000	89,661
Celgene Corp.
2.30%, 8/15/18	73,000	74,022
Chevron Corp.
1.35%, 11/15/17	79,000	79,175
1.96%, 3/3/20	71,000	72,022
Cisco Systems, Inc.
2.13%, 3/1/19	62,000	63,235
Citigroup, Inc.
1.75%, 5/1/18	107,000	107,196
2.05%, 12/7/18	61,000	61,494
2.65%, 10/26/20	72,000	73,618
ConocoPhillips
5.75%, 2/1/19	92,000	100,274
Consolidated Edison, Inc.
2.00%, 5/15/21	75,000	75,818
CVS Health Corp.
2.80%, 7/20/20	120,000	124,436
Dow Chemical Co. (The)
4.25%, 11/15/20	79,000	85,849
EI du Pont de Nemours & Co.
6.00%, 7/15/18	94,000	101,601
EMC Corp.
1.88%, 6/1/18	86,000	84,673
Exxon Mobil Corp.
1.82%, 3/15/19	62,000	62,805
Fidelity National Information Services, Inc.
3.63%, 10/15/20	69,000	73,254
General Mills, Inc.
5.65%, 2/15/19	67,000	73,426
HSBC USA, Inc.
1.63%, 1/16/18	161,000	161,119
JPMorgan Chase & Co.
1.70%, 3/1/18, Series H	93,000	93,301
2.75%, 6/23/20	69,000	71,041
4.40%, 7/22/20	71,000	77,398
Kraft Heinz Foods Co.
6.13%, 8/23/18	81,000	87,931
Lockheed Martin Corp.
2.50%, 11/23/20	155,000	160,158
McKesson Corp.
2.28%, 3/15/19	115,000	117,100
Medco Health Solutions, Inc.
7.13%, 3/15/18	49,000	52,840
Morgan Stanley
2.13%, 4/25/18	148,000	149,301
5.50%, 7/28/21	73,000	83,348
NextEra Energy Capital Holdings, Inc.
1.65%, 9/1/18	150,000	150,663
PepsiCo, Inc.
7.90%, 11/1/18	48,000	54,459
Reynolds American, Inc.
2.30%, 6/12/18	98,000	99,466
Stryker Corp.
1.30%, 4/1/18	144,000	144,178
SunTrust Banks, Inc.
2.35%, 11/1/18	98,000	99,738
Synchrony Financial
2.70%, 2/3/20	95,000	96,265
Time Warner, Inc.
4.88%, 3/15/20	46,000	50,847
United Technologies Corp.
6.13%, 2/1/19	142,000	157,533
UnitedHealth Group, Inc.
1.90%, 7/16/18	79,000	79,856
Verizon Communications, Inc.
4.50%, 9/15/20	135,000	148,280
Viacom, Inc.
2.25%, 2/4/22	50,000	49,822
Wachovia Corp.
5.75%, 6/15/17	102,000	105,018
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	97,000	100,030
Wells Fargo & Co.
1.40%, 9/8/17	132,000	131,978

TOTAL INVESTMENTS IN SECURITIES - 98.8% (Cost: $4,942,516)		4,958,154
Cash and Other Assets in Excess of Liabilities - 1.2%		59,560

NET ASSETS - 100.0%		$5,017,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

September 30, 2016

Investments	Principal Amount	Value
CORPORATE BONDS - 96.7%

United States - 96.7%
ACCO Brands Corp.
6.75%, 4/30/20	$101,000	$107,060
Alcoa, Inc.
6.15%, 8/15/20	141,000	155,981
Ashland LLC
3.88%, 4/15/18	62,000	64,093
Cablevision Systems Corp.
8.63%, 9/15/17	41,000	42,999
8.00%, 4/15/20	69,000	72,450
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21	75,000	61,688
Case New Holland Industrial, Inc.
7.88%, 12/1/17	37,000	39,498
Centene Corp.
5.63%, 2/15/21	143,000	151,937
CenturyLink, Inc.
5.63%, 4/1/20, Series V	97,000	102,941
Cenveo Corp.
6.00%, 8/1/19(a)	59,000	52,658
Chesapeake Energy Corp.
6.63%, 8/15/20	120,000	113,550
Clear Channel Worldwide Holdings, Inc.
7.63%, 3/15/20, Series B	23,000	22,914
Cliffs Natural Resources, Inc.
8.25%, 3/31/20(a)	120,000	127,950
CNH Industrial Capital LLC
3.38%, 7/15/19	153,000	156,442
Community Health Systems, Inc.
5.13%, 8/15/18	103,000	104,040
8.00%, 11/15/19	65,000	64,025
7.13%, 7/15/20	77,000	71,957
Cott Beverages, Inc.
6.75%, 1/1/20	114,000	119,272
CSC Holdings LLC
8.63%, 2/15/19	50,000	55,938
DCP Midstream Operating L.P.
2.50%, 12/1/17	154,000	153,615
DISH DBS Corp.
4.25%, 4/1/18	126,000	129,780
7.88%, 9/1/19	77,000	86,432
Freeport-McMoRan, Inc.
3.10%, 3/15/20	175,000	168,437
Frontier Communications Corp.
8.50%, 4/15/20	62,000	67,270
8.88%, 9/15/20	142,000	153,715
GLP Capital L.P.
4.38%, 11/1/18	139,000	145,602
Harsco Corp.
5.75%, 5/15/18	137,000	139,603
HCA, Inc.
8.00%, 10/1/18	134,000	149,912
HRG Group, Inc.
7.88%, 7/15/19	140,000	147,700
Huntsman International LLC
4.88%, 11/15/20	92,000	96,370
Iron Mountain, Inc.
6.00%, 10/1/20(a)	43,000	45,473
KCG Holdings, Inc.
6.88%, 3/15/20(a)	100,000	100,000
L Brands, Inc.
7.00%, 5/1/20	100,000	115,750
MGM Resorts International
8.63%, 2/1/19	69,000	78,143
6.75%, 10/1/20	112,000	126,000
Michaels Stores, Inc.
5.88%, 12/15/20(a)	122,000	126,727
Nationstar Mortgage LLC
6.50%, 8/1/18	154,000	157,080
Navient Corp.
4.88%, 6/17/19	47,000	46,941
8.00%, 3/25/20	145,000	155,875
Nielsen Finance LLC
4.50%, 10/1/20	33,000	33,784
OneMain Financial Holdings LLC
6.75%, 12/15/19(a)	73,000	77,015
RR Donnelley & Sons Co.
7.88%, 3/15/21	75,000	82,313
Six Flags Entertainment Corp.
5.25%, 1/15/21(a)	85,000	87,784
Springleaf Finance Corp.
5.25%, 12/15/19	96,000	98,280
T-Mobile USA, Inc.
6.54%, 4/28/20	145,000	150,075
TransDigm, Inc.
5.50%, 10/15/20	148,000	152,532
Vector Group Ltd.
7.75%, 2/15/21	79,000	83,716
Western Refining, Inc.
6.25%, 4/1/21	75,000	74,438
Windstream Services LLC
7.75%, 10/15/20	100,000	102,250

TOTAL INVESTMENTS IN SECURITIES - 96.7% (Cost: $4,886,494)		5,020,005
Cash and Other Assets in Excess of Liabilities - 3.3%		169,437

NET ASSETS - 100.0%		$5,189,442

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.4%

United States - 99.4%

Aerospace & Defense - 2.4%
Boeing Co. (The)	173	$22,791
Lockheed Martin Corp.	283	67,841

Total Aerospace & Defense		90,632

Air Freight & Logistics - 4.4%
C.H. Robinson Worldwide, Inc.	1,049	73,913
Expeditors International of Washington, Inc.	1,027	52,911
United Parcel Service, Inc. Class B	354	38,713

Total Air Freight & Logistics		165,537

Airlines - 1.2%
Alaska Air Group, Inc.	393	25,883
Delta Air Lines, Inc.	476	18,735

Total Airlines		44,618

Auto Components - 0.9%
Lear Corp.	265	32,123

Automobiles - 2.1%
Ford Motor Co.	2,727	32,915
Harley-Davidson, Inc.	892	46,910

Total Automobiles		79,825

Banks - 0.9%
Fifth Third Bancorp	1,694	34,659

Beverages - 0.7%
Brown-Forman Corp. Class B	538	25,523

Biotechnology - 0.6%
Amgen, Inc.	132	22,019

Chemicals - 2.7%
Eastman Chemical Co.	610	41,285
International Flavors & Fragrances, Inc.	184	26,306
Westlake Chemical Corp.	638	34,133

Total Chemicals		101,724

Communications Equipment - 1.9%
Arista Networks, Inc.*	484	41,179
Juniper Networks, Inc.	1,211	29,136

Total Communications Equipment		70,315

Consumer Finance - 3.3%
Navient Corp.	2,711	39,228
Santander Consumer USA Holdings, Inc.*	3,228	39,253
SLM Corp.*	5,735	42,840

Total Consumer Finance		121,321

Diversified Consumer Services - 1.1%
H&R Block, Inc.	1,812	41,948

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	1,190	48,326
CenturyLink, Inc.	360	9,875
Verizon Communications, Inc.	566	29,420

Total Diversified Telecommunication Services		87,621

Electric Utilities - 1.6%
FirstEnergy Corp.	1,842	60,933

Electrical Equipment - 1.5%
Emerson Electric Co.	553	30,144
Rockwell Automation, Inc.	202	24,713

Total Electrical Equipment		54,857

Electronic Equipment, Instruments & Components - 1.0%
Fitbit, Inc. Class A*(a)	2,506	37,189

Energy Equipment & Services - 1.7%
Diamond Offshore Drilling, Inc.	1,638	28,845
Oceaneering International, Inc.	1,314	36,148

Total Energy Equipment & Services		64,993

Equity Real Estate Investment Trusts (REITs) - 8.2%
Duke Realty Corp.	1,537	42,006
Equity Residential	1,485	95,530
Forest City Realty Trust, Inc. Class A	1,477	34,163
Highwoods Properties, Inc.	878	45,761
Lamar Advertising Co. Class A	822	53,685
Sunstone Hotel Investors, Inc.	2,692	34,431

Total Equity Real Estate Investment Trusts (REITs)		305,576

Food Products - 2.5%
Cal-Maine Foods, Inc.	430	16,572
Hormel Foods Corp.	975	36,982
Lancaster Colony Corp.	173	22,852
Mead Johnson Nutrition Co.	203	16,039

Total Food Products		92,445

Health Care Equipment & Supplies - 2.2%
Alere, Inc.*	1,181	51,067
Baxter International, Inc.	674	32,082

Total Health Care Equipment & Supplies		83,149

Health Care Providers & Services - 7.7%
Anthem, Inc.	238	29,824
HCA Holdings, Inc.*	650	49,160
HealthSouth Corp.	1,335	54,161
Laboratory Corp. of America Holdings*	217	29,833
MEDNAX, Inc.*	942	62,408
Quest Diagnostics, Inc.	426	36,052
Universal Health Services, Inc. Class B	187	23,042

Total Health Care Providers & Services		284,480

Hotels, Restaurants & Leisure - 1.0%
Wyndham Worldwide Corp.	542	36,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

September 30, 2016

Investments	Shares	Value
Household Durables - 0.7%
Tupperware Brands Corp.	401	$26,213

Household Products - 3.2%
Clorox Co. (The)	646	80,866
Colgate-Palmolive Co.	517	38,331

Total Household Products		119,197

Independent Power & Renewable Electricity Producers - 1.5%
AES Corp.	1,068	13,724
NRG Yield, Inc. Class C	2,475	41,976

Total Independent Power & Renewable Electricity Producers		55,700

Insurance - 2.5%
Old Republic International Corp.	1,660	29,249
Prudential Financial, Inc.	385	31,435
Unum Group	873	30,826

Total Insurance		91,510

Internet & Catalog Retail - 0.8%
HSN, Inc.	713	28,377

Internet Software & Services - 1.8%
Facebook, Inc. Class A*	265	33,991
WebMD Health Corp.*	654	32,504

Total Internet Software & Services		66,495

IT Services - 3.4%
EPAM Systems, Inc.*	479	33,199
Sabre Corp.	1,137	32,041
Syntel, Inc.*	741	31,055
Western Union Co. (The)	1,408	29,315

Total IT Services		125,610

Leisure Products - 0.7%
Polaris Industries, Inc.	355	27,491

Life Sciences Tools & Services - 0.7%
Charles River Laboratories International, Inc.*	296	24,669

Media - 2.7%
Omnicom Group, Inc.	580	49,300
Scripps Networks Interactive, Inc. Class A	506	32,126
Viacom, Inc. Class B	508	19,355

Total Media		100,781

Multiline Retail - 2.0%
Nordstrom, Inc.	1,451	75,278

Oil, Gas & Consumable Fuels - 5.0%
Marathon Petroleum Corp.	756	30,686
ONEOK, Inc.	617	31,708
Tesoro Corp.	372	29,596
Valero Energy Corp.	1,051	55,703
Williams Cos., Inc. (The)	1,209	37,153

Total Oil, Gas & Consumable Fuels		184,846

Pharmaceuticals - 1.3%
Akorn, Inc.*	472	12,867
Catalent, Inc.*	1,360	35,142

Total Pharmaceuticals		48,009

Professional Services - 0.6%
Robert Half International, Inc.	565	21,391

Real Estate Management & Development - 0.7%
Howard Hughes Corp. (The)*	226	25,877

Semiconductors & Semiconductor Equipment - 7.7%
Cirrus Logic, Inc.*	3,046	161,895
Integrated Device Technology, Inc.*	1,131	26,126
KLA-Tencor Corp.	353	24,608
Skyworks Solutions, Inc.	535	40,735
Teradyne, Inc.	1,521	32,823

Total Semiconductors & Semiconductor Equipment		286,187

Software - 6.3%
Adobe Systems, Inc.*	321	34,841
CA, Inc.	1,550	51,274
Cadence Design Systems, Inc.*	1,524	38,908
Intuit, Inc.	274	30,143
Paycom Software, Inc.*	708	35,492
Symantec Corp.	1,764	44,276

Total Software		234,934

Specialty Retail - 1.8%
American Eagle Outfitters, Inc.	1,648	29,433
Gap, Inc. (The)	1,685	37,475

Total Specialty Retail		66,908

Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp.*	3,598	28,784

Tobacco - 1.7%
Altria Group, Inc.	564	35,662
Philip Morris International, Inc.	281	27,319

Total Tobacco		62,981

Trading Companies & Distributors - 1.5%
Air Lease Corp.	835	23,864
Fastenal Co.	760	31,753

Total Trading Companies & Distributors		55,617

TOTAL COMMON STOCKS (Cost: $3,637,159)		3,694,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

September 30, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b) (Cost: $17,019)(c)	17,019	$17,019

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $3,654,178)		3,711,854
Cash and Other Assets in Excess of Liabilities - 0.1%		4,380

NET ASSETS - 100.0%		$3,716,234

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.
(c)

At September 30, 2016, the total market value of the Fund’s securities on loan was $33,449 and the total market value of the collateral held by the Fund was $34,907. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $17,888.

FINANCIAL DERIVATIVE INSTRUMENTS

TOTAL RETURN SWAP

Counterparty	Termination Date	Notional Amount	Fund Receives Floating Rate (per annum)	Fund Pays Total Return of Reference Entity	Unrealized Appreciation
Morgan Stanley & Co.	4/7/17	1,274,411	1-Month LIBOR less 0.02%	S&P 500 Index	$5,618
Bank of America Merrill Lynch	4/7/17	554,452	1-Month LIBOR plus 0.02%	S&P 500 Index	2,445
Bank of America Merrill Lynch	5/5/17	955,808	1-Month LIBOR plus 0.10%	S&P 500 Index	4,271

					$12,334

LIBOR - London Interbank Offered Rate

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 2.4%
Boeing Co. (The)	908	$119,620
Lockheed Martin Corp.	1,501	359,820

Total Aerospace & Defense		479,440

Air Freight & Logistics - 4.5%
C.H. Robinson Worldwide, Inc.	5,563	391,969
Expeditors International of Washington, Inc.	5,431	279,805
United Parcel Service, Inc. Class B	1,854	202,753

Total Air Freight & Logistics		874,527

Airlines - 1.2%
Alaska Air Group, Inc.	2,083	137,186
Delta Air Lines, Inc.	2,524	99,345

Total Airlines		236,531

Auto Components - 0.9%
Lear Corp.	1,409	170,799

Automobiles - 2.2%
Ford Motor Co.	14,512	175,160
Harley-Davidson, Inc.	4,719	248,172

Total Automobiles		423,332

Banks - 0.9%
Fifth Third Bancorp	8,944	182,994

Beverages - 0.7%
Brown-Forman Corp. Class B	2,847	135,062

Biotechnology - 0.6%
Amgen, Inc.	702	117,101

Chemicals - 2.7%
Eastman Chemical Co.	3,222	218,065
International Flavors & Fragrances, Inc.	970	138,681
Westlake Chemical Corp.	3,397	181,739

Total Chemicals		538,485

Communications Equipment - 1.9%
Arista Networks, Inc.*	2,551	217,039
Juniper Networks, Inc.	6,373	153,334

Total Communications Equipment		370,373

Consumer Finance - 3.3%
Navient Corp.	14,255	206,270
Santander Consumer USA Holdings, Inc.*	17,088	207,790
SLM Corp.*	30,170	225,370

Total Consumer Finance		639,430

Diversified Consumer Services - 1.1%
H&R Block, Inc.	9,613	222,541

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	6,284	255,193
CenturyLink, Inc.	1,860	51,020
Verizon Communications, Inc.	2,986	155,212

Total Diversified Telecommunication Services		461,425

Electric Utilities - 1.6%
FirstEnergy Corp.	9,719	321,504

Electrical Equipment - 1.5%
Emerson Electric Co.	2,954	161,023
Rockwell Automation, Inc.	1,062	129,925

Total Electrical Equipment		290,948

Electronic Equipment, Instruments & Components - 1.0%
Fitbit, Inc. Class A*(a)	13,246	196,571

Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc.	8,690	153,031
Oceaneering International, Inc.	6,973	191,827

Total Energy Equipment & Services		344,858

Equity Real Estate Investment Trusts (REITs) - 8.2%
Duke Realty Corp.	8,128	222,138
Equity Residential	7,830	503,704
Forest City Realty Trust, Inc. Class A	7,853	181,640
Highwoods Properties, Inc.	4,636	241,628
Lamar Advertising Co. Class A	4,351	284,164
Sunstone Hotel Investors, Inc.	14,224	181,925

Total Equity Real Estate Investment Trusts (REITs)		1,615,199

Food Products - 2.5%
Cal-Maine Foods, Inc.	2,240	86,329
Hormel Foods Corp.	5,177	196,364
Lancaster Colony Corp.	915	120,862
Mead Johnson Nutrition Co.	1,077	85,094

Total Food Products		488,649

Health Care Equipment & Supplies - 2.2%
Alere, Inc.*	6,242	269,904
Baxter International, Inc.	3,580	170,408

Total Health Care Equipment & Supplies		440,312

Health Care Providers & Services - 7.7%
Anthem, Inc.	1,262	158,141
HCA Holdings, Inc.*	3,414	258,201
HealthSouth Corp.	7,026	285,045
Laboratory Corp. of America Holdings*	1,146	157,552
MEDNAX, Inc.*	4,970	329,262
Quest Diagnostics, Inc.	2,252	190,587
Universal Health Services, Inc. Class B	983	121,125

Total Health Care Providers & Services		1,499,913

Hotels, Restaurants & Leisure - 1.0%
Wyndham Worldwide Corp.	2,888	194,449

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

September 30, 2016

Investments	Shares	Value
Household Durables - 0.7%
Tupperware Brands Corp.	2,102	$137,408

Household Products - 3.2%
Clorox Co. (The)	3,415	427,490
Colgate-Palmolive Co.	2,728	202,254

Total Household Products		629,744

Independent Power & Renewable Electricity Producers - 1.5%
AES Corp.	5,722	73,528
NRG Yield, Inc. Class C	13,076	221,769

Total Independent Power & Renewable Electricity Producers		295,297

Insurance - 2.5%
Old Republic International Corp.	8,817	155,356
Prudential Financial, Inc.	2,057	167,954
Unum Group	4,604	162,567

Total Insurance		485,877

Internet & Catalog Retail - 0.8%
HSN, Inc.	3,812	151,717

Internet Software & Services - 1.8%
Facebook, Inc. Class A*	1,406	180,348
WebMD Health Corp.*	3,472	172,558

Total Internet Software & Services		352,906

IT Services - 3.4%
EPAM Systems, Inc.*	2,546	176,463
Sabre Corp.	6,071	171,081
Syntel, Inc.*	3,933	164,832
Western Union Co. (The)	7,400	154,068

Total IT Services		666,444

Leisure Products - 0.7%
Polaris Industries, Inc.	1,886	146,052

Life Sciences Tools & Services - 0.7%
Charles River Laboratories International, Inc.*	1,557	129,760

Media - 2.7%
Omnicom Group, Inc.	3,080	261,800
Scripps Networks Interactive, Inc. Class A	2,688	170,661
Viacom, Inc. Class B	2,679	102,070

Total Media		534,531

Multiline Retail - 2.0%
Nordstrom, Inc.	7,658	397,297

Oil, Gas & Consumable Fuels - 5.0%
Marathon Petroleum Corp.	4,039	163,943
ONEOK, Inc.	3,249	166,966
Tesoro Corp.	1,977	157,290
Valero Energy Corp.	5,546	293,938
Williams Cos., Inc. (The)	6,428	197,533

Total Oil, Gas & Consumable Fuels		979,670

Pharmaceuticals - 1.3%
Akorn, Inc.*	2,522	68,750
Catalent, Inc.*	7,223	186,642

Total Pharmaceuticals		255,392

Professional Services - 0.6%
Robert Half International, Inc.	2,960	112,066

Real Estate Management & Development - 0.7%
Howard Hughes Corp. (The)*	1,204	137,858

Semiconductors & Semiconductor Equipment - 7.7%
Cirrus Logic, Inc.*	16,094	855,396
Integrated Device Technology, Inc.*	5,968	137,861
KLA-Tencor Corp.	1,864	129,940
Skyworks Solutions, Inc.	2,831	215,552
Teradyne, Inc.	8,000	172,640

Total Semiconductors & Semiconductor Equipment		1,511,389

Software - 6.3%
Adobe Systems, Inc.*	1,690	183,433
CA, Inc.	8,178	270,528
Cadence Design Systems, Inc.*	8,050	205,517
Intuit, Inc.	1,447	159,184
Paycom Software, Inc.*	3,762	188,589
Symantec Corp.	9,362	234,986

Total Software		1,242,237

Specialty Retail - 1.8%
American Eagle Outfitters, Inc.	8,658	154,632
Gap, Inc. (The)	8,942	198,870

Total Specialty Retail		353,502

Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp.*	19,165	153,320

Tobacco - 1.7%
Altria Group, Inc.	2,978	188,299
Philip Morris International, Inc.	1,485	144,372

Total Tobacco		332,671

Trading Companies & Distributors - 1.5%
Air Lease Corp.	4,448	127,124
Fastenal Co.	4,047	169,083

Total Trading Companies & Distributors		296,207

TOTAL COMMON STOCKS (Cost: $18,867,566)		19,545,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

September 30, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b) (Cost: $12,978)(c)	12,978	$12,978

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $18,880,544)		19,558,766
Cash and Other Assets in Excess of Liabilities - 0.2%		32,591

NET ASSETS - 100.0%		$19,591,357

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.
(c)

At September 30, 2016, the total market value of the Fund’s securities on loan was $176,908 and the total market value of the collateral held by the Fund was $186,981. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $174,003.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2016, the Trust offered 92 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged Europe Equity Fund (“Dynamic Currency Hedged Europe Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged Japan Equity Fund (“Dynamic Currency Hedged Japan Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Emerging Markets Dividend Fund (“Emerging Markets Dividend Fund”)	April 7, 2016
WisdomTree Europe Local Recovery Fund (“Europe Local Recovery Fund”)	October 29, 2015
WisdomTree Global Hedged SmallCap Dividend Fund (“Global Hedged SmallCap Dividend Fund”) and also referred to herein as “Currency Hedged Equity Fund”)	November 19, 2015
WisdomTree Global SmallCap Dividend Fund (“Global SmallCap Dividend Fund”)	November 12, 2015
WisdomTree Strong Dollar Emerging Markets Equity Fund (“Strong Dollar Emerging Markets Equity Fund”)	October 29, 2015
WisdomTree Strong Dollar U.S. Equity Fund (“Strong Dollar U.S. Equity Fund”)	July 21, 2015
WisdomTree Weak Dollar U.S. Equity Fund (“Weak Dollar U.S. Equity Fund”)	July 21, 2015
WisdomTree Fundamental U.S. Corporate Bond Fund (“Fundamental U.S. Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (“Fundamental U.S. High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (“Fundamental U.S. Short-Term Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (“Fundamental U.S. Short-Term High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree Dynamic Bearish U.S. Equity Fund (“Dynamic Bearish U.S. Equity Fund”)	December 23, 2015
WisdomTree Dynamic Long/Short U.S. Equity Fund (“Dynamic Long/Short U.S. Equity Fund”)	December 23, 2015

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the

Notes to Schedule of Investments (unaudited)(continued)

type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except, foreign currency contracts on Asian currencies for Global Hedged SmallCap Dividend Fund are valued using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Notes to Schedule of Investments (unaudited)(continued)

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing each Fund’s assets:

Dynamic Currency Hedged Europe Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,938,026	$—	$—
Investment of Cash Collateral for Securities Loaned	—	203,885	—

Total	$4,938,026	$203,885	$—

Unrealized Appreciation on Foreign Currency Contracts	—	68	—
Unrealized Depreciation on Foreign Currency Contracts	—	(19,138)	—

Total - Net	$4,938,026	$184,815	$—

Dynamic Currency Hedged International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$281,447,423	$—	$—
Rights*	—	3,286	—
Investment of Cash Collateral for Securities Loaned	—	6,015,373	—

Total	$281,447,423	$6,018,659	$—

Unrealized Appreciation on Foreign Currency Contracts	—	419,665	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,147,440)	—

Total - Net	$281,447,423	$5,290,884	$—

Dynamic Currency Hedged International SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,608,330	$—	$—
Investment of Cash Collateral for Securities Loaned	—	97,828	—

Total	$2,608,330	$97,828	$—

Unrealized Appreciation on Foreign Currency Contracts	—	3,204	—
Unrealized Depreciation on Foreign Currency Contracts	—	(12,247)	—

Total - Net	$2,608,330	$88,785	$—

Dynamic Currency Hedged Japan Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$483,219	$8,472	$—
Other*	4,325,313	—	—
Investment of Cash Collateral for Securities Loaned	—	92,740	—

Total	$4,808,532	$101,212	$—

Unrealized Appreciation on Foreign Currency Contracts	—	80	—
Unrealized Depreciation on Foreign Currency Contracts	—	(47,601)	—

Total - Net	$4,808,532	$53,691	$—

Emerging Markets Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,699,624	$—	$—
Rights*	—	—	0	**
Investment of Cash Collateral for Securities Loaned	—	25,710	—

Total	$2,699,624	$25,710	$0

Notes to Schedule of Investments (unaudited)(continued)

Europe Local Recovery Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,413,122	$—	$—
Investment of Cash Collateral for Securities Loaned	—	88,807	—

Total	$3,413,122	$88,807	$—

Global Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$21,835,239	$—	$—

Total	$21,835,239	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	29,164	—
Unrealized Depreciation on Foreign Currency Contracts	—	(126,284)	—

Total - Net	$21,835,239	$(97,120)	$—

Global SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$22,038,084	$—	$—
Rights*	—	—	0	**
Exchange-Traded Note	24,925	—	—
Investment of Cash Collateral for Securities Loaned	—	552,290	—

Total	$22,063,009	$552,290	$0

Unrealized Appreciation on Foreign Currency Contracts	—	2	—
Unrealized Depreciation on Foreign Currency Contracts	—	(22)	—

Total - Net	$22,063,009	$552,270	$0

Strong Dollar Emerging Markets Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Taiwan	$3,738,382	$29,578	$—
Other*	6,522,165	—	—
Investment of Cash Collateral for Securities Loaned	—	23,882	—

Total	$10,260,547	$53,460	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(1)	—

Total - Net	$10,260,547	$53,459	$—

Strong Dollar U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,285,482	$—	$—
Investment of Cash Collateral for Securities Loaned	—	7,431	—

Total	$1,285,482	$7,431	$—

Weak Dollar U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,291,627	$—	$—
Investment of Cash Collateral for Securities Loaned	—	11,431	—

Total	$1,291,627	$11,431	$—

Fundamental U.S. Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$5,040,512	$—

Fundamental U.S. High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$5,104,121	$—

Fundamental U.S. Short-Term Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,958,154	$—

Notes to Schedule of Investments (unaudited)(continued)

Fundamental U.S. Short-Term High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$5,020,005	$—

Dynamic Bearish U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,694,835	$—	$—
Investment of Cash Collateral for Securities Loaned	—	17,019	—

Total	$3,694,835	$17,019	$—

Unrealized Appreciation on Swap Contracts	—	12,334	—

Total - Net	$3,694,835	$29,353	$—

Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$19,545,788	$—	$—
Investment of Cash Collateral for Securities Loaned	—	12,978	—

Total	$19,545,788	$12,978	$—

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.
**	Securities are being fair valued by the Pricing Committee.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

During the period ended September 30, 2016, Dynamic Currency Hedged International SmallCap Equity Fund transferred securities with a fair value of $1,371 from Level 3 to Level 1 and $957 from Level 2 to Level 1 primarily due to the availability of a quoted price in an active market for identical investments as of September 30, 2016.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts and swap contracts during the period ended September 30, 2016 which are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2016 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At September 30, 2016, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

During the period ended September 30, 2016, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Swap contracts
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	$2,833,774	$5,644,420	$—
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	151,474,109	299,766,857	—
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	1,316,248	2,604,429	—
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	2,322,263	4,663,721	—
Emerging Markets Dividend Fund
Foreign exchange contracts	641	554	—

Notes to Schedule of Investments (unaudited)(continued)

Europe Local Recovery Fund
Foreign exchange contracts	—	745	—
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	14,467,603	26,890,746	—
Global SmallCap Dividend Fund
Foreign exchange contracts	21,641	205,734	—
Strong Dollar Emerging Markets Equity Fund
Foreign exchange contracts	222	102	—
Dynamic Bearish U.S. Equity Fund
Equity contracts	—	—	4,163,889

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Currency, Interest Rate and Total Return Swaps - The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund each may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest rate payment. A typical foreign cross-currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund each may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending

Notes to Schedule of Investments (unaudited)(continued)

its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged Europe Equity Fund	$4,817,012	$439,936	$(115,037)	$324,899
Dynamic Currency Hedged International Equity Fund	282,163,805	13,146,030	(7,843,753)	5,302,277
Dynamic Currency Hedged International SmallCap Equity Fund	2,485,277	325,388	(104,507)	220,881
Dynamic Currency Hedged Japan Equity Fund	4,464,245	488,877	(43,378)	445,499
Emerging Markets Dividend Fund	2,471,444	308,417	(54,527)	253,890
Europe Local Recovery Fund	3,747,784	193,637	(439,492)	(245,855)
Global Hedged SmallCap Dividend Fund	18,389,782	3,447,890	(2,433)	3,445,457
Global SmallCap Dividend Fund	18,942,909	4,110,234	(437,844)	3,672,390
Strong Dollar Emerging Markets Equity Fund	9,419,557	1,326,986	(432,536)	894,450
Strong Dollar U.S. Equity Fund	1,238,791	113,166	(59,044)	54,122
Weak Dollar U.S. Equity Fund	1,229,403	125,868	(52,213)	73,655
Fundamental U.S. Corporate Bond Fund	4,962,709	80,807	(3,004)	77,803
Fundamental U.S. High Yield Corporate Bond Fund	4,909,263	203,878	(9,020)	194,858
Fundamental U.S. Short-Term Corporate Bond Fund	4,942,516	18,207	(2,569)	15,638
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	4,886,494	138,820	(5,309)	133,511
Dynamic Bearish U.S. Equity Fund	3,655,231	194,235	(137,612)	56,623
Dynamic Long/Short U.S. Equity Fund	18,882,723	1,157,043	(481,000)	676,043

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended September 30, 2016 are as follows:

Fund	Value at 6/30/2016	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2016	Dividend Income
Global Hedged SmallCap Dividend Fund
WisdomTree Global SmallCap Dividend Fund	$35,194,942	$2,248,169	$17,503,629	$21,835,239	$241,732

Item  2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item  3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	November 18, 2016

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	November 18, 2016

* Print the name and title of each signing officer under his or her signature.